UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-05309)
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 06/30/10
Date of reporting period: 03/31/10

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
California Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 98.0%
Revenue Bonds — 64.6%
Continuing Care Retirement Communities — 0.9%
Association of Bay Area Governments Financial Authority, Lincoln Glen Manor Senior Citizens
(CMI)
6.100%, 02/15/2025	$250	$250
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	300	231
La Verne, Brethren Hillcrest Homes
Series B (ACA)
5.600%, 02/15/2033	500	396

		877

Education — 13.2%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart
Series A, Escrowed to Maturity
5.900%, 06/01/2010 §	200	202
California Educational Facilities Authority
Series B, Escrowed to Maturity
6.000%, 06/01/2010 §	85	86
Series B, Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 à	35	36
6.625%, 06/01/2020 à	180	183
California Educational Facilities Authority, Claremont Graduate University
Series A
4.750%, 03/01/2020	655	668
5.000%, 03/01/2020	240	248
5.000%, 03/01/2023	865	876
5.125%, 03/01/2028	500	498
California Educational Facilities Authority, Fresno Pacific University
Series A
6.750%, 03/01/2019	380	380
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	430	405
California Educational Facilities Authority, Lutheran University
Series C
4.750%, 10/01/2015	675	704
California Educational Facilities Authority, Pitzer College
5.375%, 04/01/2034	1,000	1,008
California Educational Facilities Authority, University of Redlands
Series A
5.000%, 10/01/2020	1,000	1,024
5.000%, 08/01/2028	1,000	987
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2030	1,000	989
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	439
4.500%, 01/01/2016	470	454
California Municipal Finance Authority, American Heritage Education Foundation Project
Series A
5.250%, 06/01/2026	400	354
California Municipal Finance Authority, Biola University
5.000%, 10/01/2018	1,000	1,018
5.625%, 10/01/2023	500	515
California Municipal Finance Authority, Loma Linda University
4.250%, 04/01/2018	300	305
4.375%, 04/01/2019	300	304
California State University
Series C (NATL)
5.000%, 11/01/2025	1,000	1,036
California Statewide Communities Development Authority, Viewpoint School
(ACA)
4.125%, 10/01/2014	405	409

		13,128

Healthcare — 17.0%
Association of Bay Area Governments Financial Authority, Children’s Hospital & Research
Series A
4.500%, 12/01/2019	425	416
4.750%, 12/01/2022	350	341
California Health Facilities Financing Authority, Adventist Health System West

DESCRIPTION	PAR	FAIR VALUE Ñ

Series C
5.250%, 03/01/2021	500	516
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	350	363
California Health Facilities Financing Authority, Catholic Healthcare West
Series G
5.500%, 07/01/2025	1,000	1,031
California Health Facilities Financing Authority, Marshall Medical Center
Series A (CMI)
4.750%, 11/01/2019	1,760	1,721
California Health Facilities Financing Authority, Scripps Health
Series A
5.000%, 10/01/2022	200	208
California Health Facilities Financing Authority, Sutter Health
Series A
5.000%, 08/15/2038	250	242
California Statewide Communities Development Authority, Adventist Health
Series A
5.000%, 03/01/2030	300	287
California Statewide Communities Development Authority, Catholic Healthcare West
Series C
5.625%, 07/01/2035	1,000	1,019
California Statewide Communities Development Authority, Daughters of Charity Health
Series A
5.250%, 07/01/2030	100	89
Series G
5.250%, 07/01/2013	400	421
California Statewide Communities Development Authority, Elder Care Alliance
Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	280	297
California Statewide Communities Development Authority, Enloe Medical Center
Series A (CMI)
5.250%, 08/15/2019	125	127
5.500%, 08/15/2023	500	502
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital
Series A (CMI)
5.000%, 10/01/2020	500	488
5.000%, 10/01/2027	400	370
Series B (AMBAC) (CMI)
5.200%, 10/01/2037	500	444
California Statewide Communities Development Authority, Jewish Home
(CMI)
4.500%, 11/15/2019	560	542
5.000%, 11/15/2037	500	438
California Statewide Communities Development Authority, Redlands Community Hospital
Series A (RAAI)
5.000%, 04/01/2015	500	515
California Statewide Communities Development Authority, St. Joseph
Series B (FGIC)
5.500%, 07/01/2027	1,100	1,126
Series C (FGIC)
5.500%, 07/01/2027	500	512
Loma Linda University Medical Center
Series A
5.000%, 12/01/2015	1,000	1,027
8.250%, 12/01/2038	1,000	1,104
Sierra View Health Care District
5.250%, 07/01/2024	1,000	968
5.300%, 07/01/2026	1,000	957
Turlock Health Facilities Revenue, Emanuel Medical Center
5.000%, 10/15/2024	1,000	890

		16,961

Housing — 2.3%
Aztec Shops, California Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,056
California Rural Home Mortgage Finance Authority, Single Family Mortgage
Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	5	5
California Statewide Communities Development Authority, UCI East Campus
5.500%, 05/15/2026	410	410
Ventura County Area Housing Authority, Mira Vista Senior Apartments
Series A (AMBAC) (AMT)

DESCRIPTION	PAR	FAIR VALUE Ñ

5.150%, 12/01/2031	1,000	809

		2,285

Lease Revenue — 11.1%
Apple Valley Public Financing Authority, Town Hall Annex Project
Series A (AMBAC)
4.500%, 09/01/2017	535	570
5.000%, 09/01/2027	500	510
California Public Works Board, California Community Colleges
Series A
4.875%, 12/01/2018	200	200
Series B
5.500%, 06/01/2019	1,035	1,054
California Public Works Board, Department of Corrections & Rehabilitation
Series F (FGIC) (NATL)
5.000%, 11/01/2016	1,500	1,571
California Public Works Board, Department of Mental Health Coalinga
Series A
5.500%, 06/01/2016	540	566
California Public Works Board, Regents University of California
Series E
5.000%, 04/01/2034	1,250	1,255
California Public Works Board, Trustees of the California State University
Series J
5.500%, 11/01/2026	695	690
California Public Works Board, Various Capital Projects
Series G-1
5.750%, 10/01/2030	1,500	1,484
Golden State Tobacco Securitization Corporation, California Tobacco Settlement
Series A, Convertible CABs (AGM)
0.000% through 06/10/2010, thereafter 4.550%, 06/01/2022	1,900	1,725
Los Angeles Community Redevelopment Agency, Manchester Social Services Project
(AMBAC)
5.000%, 09/01/2016	1,200	1,252
Yuba Levee Financing Authority Project
Series A (AGC)
5.000%, 09/01/2038	250	247

		11,124

Miscellaneous — 2.9%
Golden West Schools Financing Authority
Series A (NATL)
5.700%, 02/01/2013	670	743
5.750%, 02/01/2014	770	870
5.800%, 08/01/2022	320	366
5.800%, 08/01/2023	345	395
Series A, Zero Coupon Bond (NATL)
2.424%, 02/01/2012 ¤	535	512

		2,886

Recreational Facility Authority — 1.2%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	100	104
California State University Fresno Association, Auxiliary Organization Event Center
Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 à	1,000	1,112

		1,216

Tax Revenue — 8.8%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1
(AMBAC)
4.000%, 08/01/2018	1,000	962
Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area
Series A (AGC)
4.125%, 11/01/2017	205	211
Grass Valley Redevelopment Agency, Tax Allocation
6.400%, 12/01/2034	400	402
Los Angeles County Community Facilities District #3, Special Tax, Improvement Area B
Series A (AMBAC)
5.250%, 09/01/2018	715	717
Murrieta Community Facilities, Special Tax, District #2, The Oaks Improvement Area
Series A
5.750%, 09/01/2020	350	330
Norco, Special Tax, Community Facilities District #97-1
(AGC)
4.500%, 10/01/2016	260	275
4.875%, 10/01/2030	500	494

DESCRIPTION	PAR	FAIR VALUE Ñ

Palm Desert Financing Authority, Tax Allocation, Project Area #4
Series A (NATL)
5.000%, 10/01/2029	1,000	924
Poway Unified School District, Special Tax, Community Facilities District #6 4S Ranch
5.000%, 09/01/2023	650	619
Rancho Cucamonga Redevelopment Agency, Tax Allocation
Series A (NATL)
4.125%, 09/01/2018	310	302
5.000%, 09/01/2034	500	446
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project
Series A (RAAI)
5.000%, 09/01/2016	850	865
San Francisco City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment Project
Series B (RAAI)
4.000%, 08/01/2012	295	301
4.100%, 08/01/2014	325	330
4.250%, 08/01/2016	250	245
4.375%, 08/01/2018	380	361
Sand City Redevelopment Agency, Tax Allocation
Series A (AGC)
4.000%, 11/01/2019	315	287
Soledad Redevelopment Agency, Tax Allocation
Series A (SGI)
4.500%, 12/01/2016	205	209
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	119
4.500%, 10/01/2016	125	123
4.600%, 10/01/2018	280	264

		8,786

Transportation — 0.9%
Alameda Corridor Transportation Authority
Zero Coupon Bond (AMBAC)
4.545%, 10/01/2014 ¤	1,000	817
Puerto Rico Commonwealth, Highway & Transportation Authority
Series X (IBC) (NATL)
5.500%, 07/01/2015	100	107

		924

Utilities — 6.3%
Banning Utility Authority, Water Enterprise, Refunding and Improvement Projects
(FGIC) (NATL)
5.000%, 11/01/2020	1,025	1,071
5.000%, 11/01/2023	1,040	1,069
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project
Series A-2 (AMT)
5.400%, 04/01/2025	500	504
Series B (AMT)
5.000%, 07/01/2027	500	488
Compton Sewer
(IBC) (NATL)
5.375%, 09/01/2023	1,150	1,151
Imperial, Wastewater Treatment Facility
(FGIC) (NATL)
5.000%, 10/15/2020	1,000	1,002
Norco, Financing Authority, Enterprise Revenue
(AGM)
5.625%, 10/01/2034	1,000	1,036

		6,321

Total Revenue Bonds		64,508

General Obligations — 28.9%
Acalanes Unified High School District, Election 2008
Series A, Zero Coupon Bond
5.730%, 08/01/2026 ¤	1,000	397
Baldwin Park Unified School District, Election of 2002
Zero Coupon Bond (AMBAC)
5.649%, 08/01/2020 ¤	1,000	562
California
5.000%, 02/01/2024	500	501
5.125%, 04/01/2024	500	504
5.625%, 04/01/2026	600	619
5.500%, 11/01/2039	1,000	993
Central Unified School District, Election of 2008

DESCRIPTION	PAR	FAIR VALUE Ñ

Series A (AGC)
5.625%, 08/01/2033	500	532
College of the Sequoias, Visalia Area Improvement District #2, Election of 2008
Series A (AGC)
5.250%, 08/01/2029	1,000	1,054
Corona-Norco Unified School District, Election of 2006
Convertible CABs (AGM)
0.000% through 08/01/2017, thereafter 6.800%, 08/01/2039	500	336
Series B (AGC)
5.375%, 02/01/2034	500	514
Cupertino Unified School District, Election of 2001
Series D, Zero Coupon Bond
6.507%, 08/01/2030 ¤ «	1,705	465
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	350	383
Grant Joint Union High School District, Election of 2006
Zero Coupon Bond (AGM)
6.280%, 08/01/2026 ¤	300	109
Grossmont Union High School District, Election of 2008
Series A
5.500%, 08/01/2031	950	1,011
Hemet Unified School District, Election of 2006
Series B (AGC)
5.000%, 08/01/2030	600	613
Jefferson Union High School District, San Mateo County
Series A (NATL)
6.250%, 02/01/2014	300	333
6.250%, 08/01/2020	460	518
Long Beach Unified School District, Election of 2008
Series A
5.500%, 08/01/2029	500	537
Los Angeles Unified School District
Series D
5.000%, 01/01/2034	100	101
Los Angeles Unified School District, Election of 2002
Series B (AMBAC)
4.500%, 07/01/2025	540	532
Lucia Mar Unified School District
(FGIC) (NATL)
5.250%, 08/01/2022	100	109
Oakland
Series A (NATL)
5.000%, 01/15/2026	435	442
Pittsburg Unified School District, Election of 2006
Series B (AGM)
5.500%, 08/01/2034	1,155	1,214
Pomona Unified School District
Series A (NATL)
6.150%, 08/01/2015	500	549
5.950%, 02/01/2017	855	941
Poway Unified School District, Election of 2008, District 2007-1-A
Zero Coupon Bond
6.270%, 08/01/2029 ¤	5,000	1,516
Puerto Rico Commonwealth
Series B (AGM)
6.500%, 07/01/2015	1,000	1,165
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	50	53
Roseville Joint Union High School District, Election of 2004
Series B (FGIC) (NATL)
5.000%, 08/01/2018	200	217
San Bernardino Community College District, Election of 2002
Series A
6.500%, 08/01/2027	1,265	1,476
San Diego Unified School District, Election of 2008
Series A, Convertible CABs
0.000% through 07/01/2019, thereafter 6.000%, 07/01/2033	2,000	1,188
San Mateo Union High School District, Election of 2000
Series B, Zero Coupon Bond (FGIC) (NATL)
4.043%, 09/01/2017 ¤	1,000	743
Santa Ana Union School District, Election of 2008
Series A
5.250%, 08/01/2028	1,000	1,022
Santa Barbara Community College District, Election of 2008

DESCRIPTION	PAR	FAIR VALUE Ñ

Series A
5.250%, 08/01/2027	1,000	1,072
Tulare Local Health Care District, Election 2005
Series B
6.375%, 08/01/2025	500	550
6.500%, 08/01/2026	1,005	1,105
Victor Valley Community College District, Election of 2008
Series A
5.000%, 08/01/2031	1,530	1,533
Victor Valley Joint Union High School District, Election of 2008
Series A, Convertible CABs (AGC)
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031	2,000	1,126
West Contra Costa Unified School District, Election of 2005
Series B
6.000%, 08/01/2024	1,100	1,196
West Covina Unified School District
Series A (NATL)
5.350%, 02/01/2020	770	811
Whittier Unified High School District
Zero Coupon Bond
6.470%, 08/01/2034 ¤	1,000	212

Total General Obligations		28,854

Certificates of Participation — 4.5%
Escondido
Series A (FGIC) (NATL)
5.625%, 09/01/2020	140	144
Los Angeles, Sonnenblick del Rio, West Los Angeles
(AMBAC)
5.375%, 11/01/2010	115	117
6.000%, 11/01/2019	330	337
Oakdale Irrigation District, Water Facilities Project
5.500%, 08/01/2034	805	838
Pasadena
Series C
4.500%, 02/01/2026	50	50
Poway
(AMBAC)
4.500%, 08/01/2016	585	619
Ramona Unified School District
Convertible CABs (FGIC) (NATL)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032	500	400
Rowland Water District, Recycled Water Project
5.750%, 12/01/2024	565	616
5.750%, 12/01/2025	480	522
6.250%, 12/01/2039	500	539
Travis Unified School District
(FGIC) (NATL)
4.500%, 09/01/2016	300	303

Total Certificates of Participation		4,485

Total Municipal Bonds (Cost $97,019)		97,847

	SHARES
Short-Term Investment — 1.7%
First American Tax Free Obligations Fund, Class Z
0.028% Å Ω
(Cost $1,684)	1,683,949	1,684

Total Investments ▲ — 99.7% (Cost $98,703)		99,531

Other Assets and Liabilities, Net — 0.3%		334

Total Net Assets — 100.0%		$99,865

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010.

«	Security purchased on a when-issued basis. On March 31, 2010, the total cost of investments purchased on a when-issued basis was $465 or 0.5% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $98,703. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,519
Gross unrealized depreciation	(1,691)

Net unrealized appreciation	$828

ACA — ACA Financial Guaranty Corporation
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $1,811, which represents 1.8% of total net assets.
CMI — California Mortgage Insurance Program
FGIC — Financial Guaranty Insurance Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
IBC — Insured Bond Certificate
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SGI — Syncora Guarantee Inc.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$64,508	$—	$64,508
General Obligations	—	28,854	—	28,854
Certificates of Participation	—	4,485	—	4,485
Short-Term Investments	1,684	—	—	1,684

Total Investments	$1,684	$97,847	$—	$99,531

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Colorado Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 97.6%
Revenue Bonds — 71.6%
Continuing Care Retirement Communities — 2.5%
Colorado Health Facilities Authority, Christian Living Communities Project
Series A
5.250%, 01/01/2014	$250	$256
5.750%, 01/01/2026	100	89
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	504
5.250%, 12/01/2025	200	183
Series B
6.125%, 12/01/2033	350	337
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2037	225	153
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.875%, 02/15/2026	100	92

		1,614

Education — 21.6%
Adams State College Auxiliary Facilities Improvement
Series A (STAID)
5.500%, 05/15/2034	1,340	1,427
5.500%, 05/15/2039	1,110	1,170
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project
(RAAI)
4.750%, 12/01/2014	220	224
4.750%, 12/01/2015	230	231
4.850%, 12/01/2025	250	216
Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 à	200	206
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project
Series A, Escrowed to Maturity
6.250%, 09/15/2011 §	120	125
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	1,000	986
Colorado Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation
(CIFG) (STAID)
5.000%, 08/01/2027	250	248
Colorado Educational & Cultural Facilities Authority, Charter School, Pinnacle High School
5.000%, 12/01/2029	1,000	967
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School
Series A (SMO)
5.000%, 06/15/2018	240	252
5.000%, 06/15/2019	255	265
5.000%, 06/15/2020	265	272
5.250%, 06/15/2029	500	501
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School
Escrowed to Maturity
6.375%, 12/01/2011 §	445	471
Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project
(LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	231
4.500%, 04/01/2019	240	244
5.000%, 04/01/2037	750	733
Colorado Educational & Cultural Facilities Authority, Kent Denver School Project
5.125%, 10/01/2039	500	495

DESCRIPTION	PAR	FAIR VALUE Ñ

Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
4.500%, 11/01/2015	690	709

Colorado Educational & Cultural Facilities Authority, Vail Mountain School Project
6.125%, 05/01/2040	1,000	970
Colorado School Mines Enterprise
Series A (STAID)
5.000%, 12/01/2029	475	496
University of Colorado Enterprise System
Series A
5.750%, 06/01/2028	335	377
5.375%, 06/01/2032	500	534
University of Colorado Enterprise System, University of Colorado Regents
(NATL)
5.000%, 06/01/2032	500	517
Western State College
(STAID)
5.000%, 05/15/2034	1,000	1,023

		13,890

Healthcare — 20.2%
Aspen Valley Hospital District
4.375%, 10/15/2014	560	556
Boulder County Longmont United Hospital Project
(RAAI)
5.300%, 12/01/2010	330	335
Colorado Health Facilities Authority
Series B (AGM)
5.250%, 03/01/2036	500	502
Colorado Health Facilities Authority, Catholic Health Initiatives
Series A
5.000%, 07/01/2039	500	501
Series D
5.125%, 10/01/2017	500	554
6.250%, 10/01/2033	500	549
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2016	350	356
6.900%, 12/01/2025	195	201
Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 à	305	324
Series A
5.250%, 06/01/2034	230	208
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America
Series A
5.000%, 07/01/2015	500	489
Colorado Health Facilities Authority, Longmont United Hospital
Series B (RAAI)
5.250%, 12/01/2013	860	896
4.625%, 12/01/2024	325	275

Colorado Health Facilities Authority, National Jewish Medical & Research Center
5.375%, 01/01/2016	1,000	1,000
Colorado Health Facilities Authority, Parkview Medical Center Project
Series B
5.000%, 09/01/2018	500	511
Colorado Health Facilities Authority, Portercare Adventist Health
Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 à	600	660
Colorado Health Facilities Authority, Poudre Valley Health Care
Series F
5.000%, 03/01/2025	150	148
Colorado Health Facilities Authority, Valley View Hospital Association Project
5.500%, 05/15/2028	400	391
Series A (RAAI)
5.000%, 05/15/2012	165	171
5.000%, 05/15/2013	500	518
Colorado Health Facilities Authority, Yampa Valley Medical Center Project

DESCRIPTION	PAR	FAIR VALUE Ñ

5.000%, 09/15/2013	410	433
Colorado Health Facilities, NCMC Income Project
Series A, (AGM)
5.250%, 05/15/2026	1,000	1,046
Colorado Health Facilities, Parkview Medical Center Project
Series B
5.000%, 09/01/2029	355	335
Colorado Springs Hospital
6.250%, 12/15/2033	750	792
Delta County Memorial Hospital District Enterprise
5.350%, 09/01/2017	720	724
Denver Health & Hospital Authority, Healthcare
Series A
4.750%, 12/01/2027	250	215
Halifax Florida Hospital, Medical Center
Series A
5.000%, 06/01/2038	325	291

		12,981

Housing — 5.5%
Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
5.000%, 06/01/2022	810	827
5.500%, 06/01/2038	120	119
Colorado Housing & Finance Authority
Series E-2 (AMT)
7.000%, 02/01/2030	30	31
Colorado Housing & Finance Authority, Multifamily Project
Series B-4, Class I
5.900%, 04/01/2031	95	95
Colorado Housing & Finance Authority, Single Family Program
Series B-2 (AMT)
7.100%, 04/01/2017	15	16
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project
(AGM) (AMT)
4.000%, 05/01/2012	270	281
4.000%, 11/01/2012	120	126
4.550%, 11/01/2017	1,500	1,531
5.200%, 11/01/2027	500	493

		3,519

Lease Revenue — 0.8%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	500	509

Miscellaneous — 2.4%
Colorado Educational & Cultural Facilities Authority
5.250%, 06/01/2021	750	756
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.900%, 07/01/2010	65	65
High Plains Metropolitan District
Series B (LOC: Compass Bank)
4.375%, 12/01/2015	745	750

		1,571

Tax Revenue — 2.1%
Lone Tree Sales & Use Tax, Recreational Projects
Series A
5.000%, 12/01/2020	340	374
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	242
5.300%, 12/01/2027	475	414
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	313

		1,343

Transportation — 6.3%
Denver City & County Airport Revenue
Series A

DESCRIPTION	PAR	FAIR VALUE Ñ

5.000%, 11/15/2031	1,000	1,019
E-470 Public Highway Authority
Series B, Zero Coupon Bond (NATL)
5.433%, 09/01/2017 ¤	1,575	1,058
5.970%, 09/01/2019 ¤	960	552
6.303%, 09/01/2022 ¤	1,000	463
Series C, Convertible CABs (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017	500	506
Series D1 (NATL)
5.500%, 09/01/2024	300	295
Eagle County Air Terminal, Airport Terminal Improvement Project
Series B (AMT)
5.250%, 05/01/2020	205	191

		4,084

Utilities — 10.2%
Arkansas River Power Authority
6.000%, 10/01/2040	225	225
Aurora Water System, First Lien
Series A
4.750%, 08/01/2026	1,000	1,025
Broomfield Water Activity Enterprise
(NATL)
5.500%, 12/01/2017	500	518
5.500%, 12/01/2019	400	415
Colorado Housing & Finance Authority, Waste Disposal, Management Income Project
(AMT)
5.700%, 07/01/2018	250	261
Colorado Springs Utilities
Series C
5.500%, 11/15/2048	1,200	1,261
Denver City & County Wastewater
(FGIC) (NATL)
5.250%, 11/01/2017	1,010	1,101
Eagle River Water & Sanitation Revenue
(AGTY)
5.000%, 12/01/2034	800	820
Public Authority for Colorado Energy Natural Gas
6.250%, 11/15/2028	425	458
Puerto Rico Electric Power Authority
Series WW
5.250%, 07/01/2025	500	515

		6,599

Total Revenue Bonds		46,110

General Obligations — 17.3%
Adams & Arapahoe Counties School District, #28J, Aurora
(STAID)
5.500%, 12/01/2021	300	341
5.500%, 12/01/2025	165	184
Antelope Water Systems, General Improvement District
4.875%, 12/01/2025	175	166
Boulder, Larimer & Weld Counties, St. Vrain Valley School District #RE1J
(STAID)
5.000%, 12/15/2033	2,000	2,076
Denver City & County School District #1
Series A (STAID)
5.000%, 12/01/2028	1,000	1,079
Denver West Metropolitan School District
4.200%, 12/01/2015	480	484
Gunnison Watershed School District, #RE1J
Series 2009 (STAID)
5.250%, 12/01/2026	1,000	1,089
5.250%, 12/01/2033	1,800	1,901
North Range Metropolitan District #1
(ACA)
4.250%, 12/15/2018	345	284

DESCRIPTION	PAR	FAIR VALUE Ñ

Puerto Rico Commonwealth
Series A
5.500%, 07/01/2018	500	524
Series C-7 (NATL)
6.000%, 07/01/2027	250	262
Puerto Rico Commonwealth, Public Improvement
Series A
5.250%, 07/01/2026	375	375
Rio Blanco County School District, #RE1, Meeker
(STAID)
5.250%, 12/01/2022	500	553
5.250%, 12/01/2024	150	164
SBC Metropolitan School District
(ACA)
4.250%, 12/01/2015	445	469
Westglenn Metropolitan School District
6.000%, 12/01/2014	1,220	1,222

Total General Obligations		11,173

Certificates of Participation — 8.7%
Broomfield Open Space Park & Recreation Facilities
(AMBAC)
5.500%, 12/01/2020	800	821
Colorado Higher Education Capital Construction Lease
5.500%, 11/01/2019	425	473
5.500%, 11/01/2027	1,255	1,333
Pre-refunded 11/01/2018 @ 100
5.500%, 11/01/2027 à	465	550
Colorado Springs, Public Facilities Authority, Old City Hall Project
(AGM)
5.500%, 12/01/2020	200	206
Eagle River Fire District
6.125%, 12/01/2019	225	236
6.625%, 12/01/2024	220	235
6.875%, 12/01/2030	400	423
Garfield County Public Library, Regional Lease Financing Program
5.375%, 12/01/2027	835	878
Pueblo County, Capital Construction
4.400%, 12/01/2016	210	218
5.000%, 12/01/2024	200	202

Total Certificates of Participation		5,575

Total Municipal Bonds (Cost $61,227)		62,858

	SHARES
Short-Term Investment — 1.3%
First American Tax Free Obligations Fund, Class Z
0.028% Å Ω
(Cost $807)	806,998	807

Total Investments ▲ — 98.9% (Cost $62,034)		63,665

Other Assets and Liabilities, Net — 1.1%		738

Total Net Assets — 100.0%		$64,403

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010

Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was $62,034. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,244
Gross unrealized depreciation	(613)

Net unrealized appreciation	$1,631

ACA — ACA Financial Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AGTY — Assured Guaranty
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $2,930, which represents 4.5% of total net assets.
CIFG — CDC IXIS Financial Guaranty
COMGTY — Commonwealth Guaranty
FGIC — Financial Guaranty Insurance Corporation
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corporation
RAAI — Radian Asset Assurance Inc.
SMO — State Moral Obligation
STAID — State Aid Withholding
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$46,110	$—	$46,110
General Obligations	—	11,173	—	11,173
Certificates of Participation	—	5,575	—	5,575
Short-Term Investment	807	—	—	807

Total Investments	$807	$62,858	$—	$63,665

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Intermediate Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 95.8%
Alabama — 1.4%
Revenue Bonds — 1.1%

Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project
Escrowed to Maturity
8.000%, 07/01/2011 §	$615	$647
Health Care Authority for Baptist Health
Series D
5.000%, 11/15/2015	755	785
Huntsville Electric System
(AGM)
4.000%, 12/01/2018	1,130	1,183
University of Alabama at Birmingham Hospital
Series A
5.000%, 09/01/2018	1,500	1,569
5.750%, 09/01/2022	4,000	4,283

		8,467

General Obligation — 0.3%
Mobile
Series B
5.000%, 02/15/2020	2,000	2,165

		10,632

Alaska — 0.0%
Revenue Bond — 0.0%
Aleutians East Borough Project, Aleutian Pribilof Islands
(ACA)
4.375%, 06/01/2015	400	366

Arizona — 4.0%
Revenue Bonds — 2.3%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2015	150	160
Arizona Health Facilities Authority, The Terraces Project
Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 à	3,300	3,897
Gilbert Public Facilities Municipal Property Corporation
5.500%, 07/01/2027	6,000	6,454
Phoenix Street & Highway User
Escrowed to Maturity
6.250%, 07/01/2011 §	900	915
Scottsdale Industrial Development Authority, Scottsdale Healthcare
Series A
5.000%, 09/01/2020	1,000	985
Tempe Industrial Development Authority, Friendship Village Project
Series A
5.375%, 12/01/2013	1,022	975
Tucson Airport Authority
(AGM)
5.000%, 06/01/2013	3,760	4,156

		17,542

General Obligations — 1.1%
Coconino & Yavapai Counties Joint Unified School District #9, Sedona School Improvement Project of 2007
Series B
5.375%, 07/01/2028	1,350	1,440
Gila County Unified School District #10, Payson School Improvement Project of 2006
Series A (AMBAC)
5.000%, 07/01/2016	1,000	1,102
5.000%, 07/01/2017	1,050	1,154
Maricopa County Unified School District #69, Paradise Valley
(NATL)
5.300%, 07/01/2011	1,000	1,054

DESCRIPTION	PAR	FAIR VALUE Ñ

Maricopa County Unified School District #48, Scottsdale School Improvement Project of 2004
Series B (AGM)
4.750%, 07/01/2018	1,150	1,252
Pima County Unified School District #1, Tucson Project of 2004
Series C (FGIC) (NATL)
4.375%, 07/01/2018	1,000	1,061
4.500%, 07/01/2019	1,000	1,056

		8,119

Certificate of Participation — 0.6%
Arizona Board of Regents
Series B (AMBAC)

4.500%, 06/01/2018	4,120	4,327

		29,988

Arkansas — 0.5%
Revenue Bonds — 0.5%
North Little Rock Health Facilities Board, Baptist Health
Series B
5.750%, 12/01/2021	1,000	1,067
Pulaski County, Residential Housing Facilities Board
Escrowed to Maturity (FGIC) (FHA) (VA)
7.250%, 06/01/2010 §	380	384
University of Arkansas, Fayetteville
Series B (FGIC) (NATL)
4.500%, 11/01/2016	1,000	1,085
Washington County Hospital, Regional Medical Center
Series B
5.000%, 02/01/2016	1,145	1,197

		3,733

California — 10.5%
Revenue Bonds — 5.9%
Alameda Corridor Transportation Authority
Series A, Zero Coupon Bond (AMBAC)
4.545%, 10/01/2014 ¤	2,000	1,634
Apple Valley Redevelopment Agency, Tax Allocation, Project Area #2
(AMBAC)
4.500%, 06/01/2018	920	916
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Children’s Hospital
Series A
4.500%, 12/01/2018	1,525	1,516
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance
(CMI)
4.500%, 08/15/2012	335	349
5.000%, 08/15/2017	1,215	1,231
California Department of Water Resources and Power Supply
Series H (AGM)
5.000%, 05/01/2022	1,000	1,079
California Educational Facilities Authority, Lutheran University
Series C
5.000%, 10/01/2024	1,000	969
California Health Facilities Financing Authority, Adventist Health Systems West
Series C
5.125%, 03/01/2020	500	514
California Health Facilities Financing Authority, Children’s Hospital of Orange County
Series A
5.750%, 11/01/2018	3,000	3,185
California Public Works Board, Trustees of the California State University
Series D
6.000%, 04/01/2025	2,245	2,342
California Public Works Board, Various Capital Projects
Series G-1
5.250%, 10/01/2024	5,000	4,896
California Statewide Communities Development Authority, Elder Care Alliance
Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	545	579

DESCRIPTION	PAR	FAIR VALUE Ñ

California Statewide Communities Development Authority, Health Facilities, Adventist Health
Series A
5.000%, 03/01/2030	700	670
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital
Series B (AMBAC) (CMI)
5.200%, 10/01/2037	1,000	888
California Statewide Communities Development Authority, Kaiser Permanente
Series C, Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,055	1,093
California Statewide Communities Development Authority, Los Angeles Jewish Home
(CMI)
5.000%, 11/15/2012	1,210	1,280
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company
Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	499
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement
Series A, Convertible CABs (AGM)
0.000% through 06/10/2010, thereafter 4.550%, 06/01/2022	2,350	2,133
Series B, Pre-refunded 06/01/2010 @ 100
5.600%, 06/01/2028 à	2,450	2,471
Port Oakland
Series B (NATL)
5.000%, 11/01/2018	1,470	1,577
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project
Series A (RAAI)
5.000%, 09/01/2016	575	585
Santa Paula Utility Authority, Water Enterprise
5.000%, 02/01/2028	2,510	2,555
5.000%, 02/01/2029	2,630	2,664
5.000%, 02/01/2030	2,765	2,786
South Bayside Waste Management, Shoreway Environmental
Series A
5.250%, 09/01/2024	2,500	2,548
6.250%, 09/01/2029	1,200	1,284
Upland Community Redevelopment Agency Tax Allocation, Merged Project
(AMBAC)
4.250%, 09/01/2026	1,100	941
Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation
Series A (AMBAC)
5.000%, 11/01/2021	995	991
Woodland Financial Authority
(SGI)
4.700%, 03/01/2019	815	841

		45,016

General Obligations — 4.6%
ABC Unified School District
Series A (NATL)
4.900%, 02/01/2020	1,565	1,593
California
5.000%, 02/01/2016	1,000	1,055
5.000%, 02/01/2017	2,000	2,094
4.000%, 08/01/2017	2,000	2,015
5.000%, 11/01/2018	245	250
5.000%, 08/01/2019	500	517
5.000%, 02/01/2021	1,500	1,532
5.000%, 12/01/2023	1,000	1,003
5.125%, 04/01/2024	500	504
Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 à	15	16
California Economic Recovery
Series A
5.000%, 07/01/2020	2,000	2,168
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	500	546

DESCRIPTION	PAR	FAIR VALUE Ñ

5.000%, 08/01/2024	2,000	2,139
Grant Joint Union High School District, Election of 2006
Zero Coupon Bond (AGM)
6.280%, 08/01/2026 ¤	1,300	474
Las Virgenes Unified School District, Election of 2006
Series B, Zero Coupon Bond
6.040%, 08/01/2027 ¤	2,015	718
Long Beach Unified School District
Series A
5.000%, 08/01/2021	1,250	1,371
Roseville Joint Union High School District
Series E
5.100%, 08/01/2019	390	401
San Bernardino Community College District, Election of 2002
Series A
6.500%, 08/01/2027	1,000	1,167
San Mateo Unified High School District
Series B, Zero Coupon Bond (FGIC) (NATL)
4.043%, 09/01/2017 ¤	1,000	743
Santa Ana Union School District, Election of 2008
Series A
5.250%, 08/01/2028	1,000	1,022
Santa Monica Community College District, 2002 Election
Series C, Zero Coupon Bond (NATL)
3.688%, 08/01/2016 ¤	2,000	1,575
Tulare Local Health Care District, Election of 2005
Series B
6.000%, 08/01/2022	1,180	1,289
6.125%, 08/01/2023	1,410	1,548
6.250%, 08/01/2024	1,585	1,738
6.375%, 08/01/2025	1,265	1,392
6.500%, 08/01/2026	500	550
Victor Elementary School District
Series A, Zero Coupon Bond (FGIC) (NATL)
5.972%, 08/01/2023 ¤	2,030	926
Victor Valley Joint Union High School District, Election of 2008
Series A, Convertible CABs (AGC)
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031	3,000	1,688
West Contra Costa Unified School District, Election of 2005
Series B
6.000%, 08/01/2025	2,500	2,715

		34,749

		79,765

Colorado — 8.3%
Revenue Bonds — 7.2%
Adams County Pollution Control, Public Service Company Colorado Project
Series A (NATL)
4.375%, 09/01/2017	5,000	4,881
Adams State College Auxiliary Facilities Improvement
Series A (STAID)
5.500%, 05/15/2039	525	553
Arapahoe County, Single Family Mortgage
Escrowed to Maturity, Zero Coupon Bond
0.467%, 09/01/2010 § ¤	9,320	9,302
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project
Series A, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 à	1,200	1,303
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School
Series A (SMO)
4.750%, 06/15/2022	175	175
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School
Escrowed to Maturity
6.375%, 12/01/2011 §	270	286
Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 à	1,500	1,649
7.250%, 12/01/2021 à	1,500	1,660
Colorado Educational & Cultural Facilities Authority, Pinnacle Charter School Project

DESCRIPTION	PAR	FAIR VALUE Ñ

Escrowed to Maturity
5.250%, 12/01/2011 §	430	451
Colorado Health Facilities Authority, Catholic Health
Series C-7 (AGM)
4.350%, 09/01/2020	725	730
Colorado Health Facilities Authority, Catholic Health Initiatives
Series D
5.125%, 10/01/2017	1,500	1,662
Colorado Health Facilities Authority, Christian Living Communities Project
Series A
5.250%, 01/01/2014	600	614
5.250%, 01/01/2015	620	631
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	503
Colorado Health Facilities Authority, Longmont United Hospital
Series B (RAAI)
4.250%, 12/01/2015	1,250	1,223
Colorado Health Facilities Authority, NCMC Incorporated Project
Series B (AGM)
6.000%, 05/15/2026	1,000	1,102
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	660
Colorado Health Facilities Authority, Retirement Facilities, Liberty
Series B, Escrowed to Maturity, Zero Coupon Bond
4.073%, 07/15/2020 § ¤	10,000	6,604
Colorado Health Facilities Authority, Valley View Hospital Association Project
Series A (RAAI)
5.000%, 05/15/2012	500	518
5.000%, 05/15/2013	405	419
Colorado Springs Hospital
Series B (AMBAC)
0.930%, 12/15/2024 Y	4,775	4,775
E-470 Public Highway Authority
Series C, Convertible CABs (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017	1,500	1,518
High Plains Metropolitan District
Series B (LOC: Compass Bank)
4.375%, 12/01/2015	310	312
Hyland Hills Metropolitan Park & Recreation District, Special Revenue
(ACA)
5.000%, 12/15/2015	500	495
Mesa County
Escrowed to Maturity, Zero Coupon Bond
0.884%, 12/01/2011 § ¤	5,500	5,420
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,195
Northwest Parkway Public Highway Authority
Escrowed to Maturity, Convertible CABs (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 §	2,250	2,416
Platte River Power Authority
Series GG (AGM)
4.500%, 06/01/2017	725	801
Walker Field Public Airport Authority
5.000%, 12/01/2022	1,000	981
Western State College
(STAID)
5.000%, 05/15/2028	570	593
5.000%, 05/15/2029	500	518

		54,950

General Obligations — 0.4%
Adams & Arapahoe Counties School District, #28J, Aurora
(STAID)
5.500%, 12/01/2021	1,125	1,280
North Range Metropolitan District #1
(ACA)
4.300%, 12/15/2019	1,000	806
Pueblo County School District #60

DESCRIPTION	PAR	FAIR VALUE Ñ

(STAID)
5.000%, 12/15/2022	1,000	1,137

		3,223

Certificates of Participation — 0.7%
Colorado
Zero Coupon Bond
2.197%, 03/01/2014 ¤	150	138
Colorado Higher Education, Capital Construction Lease Program
5.250%, 11/01/2023	1,500	1,598
Colorado Penitentiary II
4.000%, 03/01/2015	1,640	1,762
Rangeview Library District Projects
(AGC)
4.500%, 12/15/2020	1,465	1,552

		5,050

		63,223

Connecticut — 0.1%
Revenue Bond — 0.1%
Connecticut Health & Educational Facilities Authority, Griffin Hospital
Series B (RAAI)
5.000%, 07/01/2014	1,000	1,037

Florida — 2.6%
Revenue Bonds — 2.3%
Halifax Hospital Medical Center
Series A
5.250%, 06/01/2026	2,250	2,212
Highlands County Health Facilities Authority, Adventist Health/Sunbelt
Series A, Mandatory Put 11/17/2015 @ 100
6.500%, 11/15/2038	2,000	2,309
Miami-Dade County Educational Facilities Authority, University of Miami
Series A
5.150%, 04/01/2023	2,520	2,612
Miami-Dade County Water & Sewer System
(AGM)
5.000%, 10/01/2029	6,000	6,153
North Brevard County Hospital, Parrish Medical Center Project
5.500%, 10/01/2028	2,100	2,164
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,466
Vero Beach Electric
Series A (AGM)
4.000%, 12/01/2019	350	359

		17,275

Certificate of Participation — 0.3%
Clay County School Board
Series B (NATL)
5.000%, 07/01/2018	2,205	2,294

		19,569

Georgia — 1.3%
Revenue Bonds — 1.1%
Atlanta Tax Allocation, Atlantic Station Project
(AGC)
4.375%, 12/01/2018	2,000	2,046
Fulton County Residential Care Facilities, Canterbury Court Project
Series A
5.800%, 02/15/2018	4,500	4,342
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health
Series A
5.250%, 08/01/2023	2,000	2,007

		8,395

General Obligations — 0.2%
Fayette County School District
Convertible CABs (AGM)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014	500	532
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015	265	283

DESCRIPTION	PAR	FAIR VALUE Ñ

0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016	300	319

		1,134

		9,529

Hawaii — 0.7%
Revenue Bond — 0.7%
Hawaii Department of Budget & Finance, Special Purpose
Series C1
7.500%, 11/15/2015	5,000	5,061

Idaho — 0.6%
Revenue Bonds — 0.6%
Idaho Health Facilities Authority, Trinity Health Group
Series B
6.000%, 12/01/2023	3,000	3,311
University of Idaho
Series B, Mandatory Put 04/01/2018 @ 100 (AGM)
4.500%, 04/01/2041	1,000	1,039

		4,350

Certificate of Participation — 0.0%
Madison County Hospital
5.000%, 09/01/2012	500	516

		4,866

Illinois — 14.4%
Revenue Bonds — 6.0%
Chicago, Midway Airport Project
Series C (NATL)
5.500%, 01/01/2014	1,300	1,459
Granite Single Family Mortgage
Series C, Escrowed to Maturity
7.750%, 10/01/2011 §	300	324
Illinois Development Finance Authority, Elgin School District
Zero Coupon Bond (AGM)
3.830%, 01/01/2018 ¤	2,750	2,049
Illinois Development Finance Authority, Elmhurst Community School District #205
Pre-refunded 01/01/2011 @ 100 (AGM)
6.375%, 01/01/2013 à	1,025	1,068
Illinois Development Finance Authority, Midwestern University
Series B, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 à	350	372
Illinois Educational Facilities Authority, Art Institute of Chicago
Mandatory Put 03/01/2017 @ 100
4.750%, 03/01/2030	1,000	1,062
Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	517
Illinois Finance Authority, Clare at Water Tower Project
Series A
5.400%, 05/15/2014 ∞	1,000	399
5.500%, 05/15/2015 ∞	1,000	399
Illinois Finance Authority, Edward Hospital
Series A (AMBAC)
6.000%, 02/01/2025	1,200	1,262
6.000%, 02/01/2026	1,280	1,336
6.000%, 02/01/2028	500	517
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	1,000	768
Illinois Finance Authority, Friendship Village Schaumburg
Series A
5.000%, 02/15/2015	2,130	1,987
Illinois Finance Authority, Illinois Institute of Technology
6.500%, 02/01/2023	1,000	1,066
Illinois Finance Authority, Landing at Plymouth Project
Series A
5.250%, 05/15/2014	1,320	1,301
Illinois Finance Authority, OSF Healthcare Systems
Series A
7.000%, 11/15/2029	4,000	4,336

DESCRIPTION	PAR	FAIR VALUE Ñ

Illinois Finance Authority, Peoples Gas, Light & Coke Co.
Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	1,500	1,532
Illinois Finance Authority, Roosevelt University
5.250%, 04/01/2022	500	489
5.750%, 04/01/2024	4,000	4,041
5.400%, 04/01/2027	1,750	1,704
Illinois Finance Authority, Rush University Medical Center
Series A
6.750%, 11/01/2024	2,000	2,205
Series C
6.375%, 11/01/2029	1,500	1,603
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.500%, 02/15/2014	2,430	2,435
Illinois Health Facilities Authority, Evangelical
Escrowed to Maturity
6.750%, 04/15/2012 §	845	897
Illinois Health Facilities Authority, Mercy Hospital & Medical Center
Escrowed to Maturity
10.000%, 01/01/2015 §	460	567
Illinois Sales Tax
Series S
5.100%, 06/15/2010	2,000	2,020
Illinois Sports Facilities Authority, State Tax Supported
Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013	1,405	1,506
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016	1,620	1,762
Metropolitan Pier & Exposition Authority, State Sales Tax
Series A (FGIC) (NATL)
5.550%, 12/15/2011	675	684
Series B, Convertible CABs (NATL)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017	1,000	1,005
Southwestern Illinois Development Authority, Anderson Hospital
5.125%, 08/15/2026	2,000	1,813
Southwestern Illinois Development Authority, Local Government Program, Triad School District #2
(NATL)
5.000%, 10/01/2018	1,000	1,085

		45,570

General Obligations — 8.4%
Bolingbrook Park District
Series A (CIFG)
4.500%, 01/01/2017	1,840	1,980
Chicago
Series A, Convertible CABs (NATL)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016	2,000	2,172
Chicago City Colleges
Zero Coupon Bond (FGIC) (NATL)
2.980%, 01/01/2015 ¤	7,000	6,082
Chicago Park District, Limited Tax
Series B (AMBAC)
5.000%, 01/01/2020	5,545	5,854
Chicago Project & Refunding
Series A (FGIC) (NATL)
5.250%, 01/01/2011	2,345	2,428
Series A, Escrowed to Maturity (FGIC)
5.250%, 01/01/2011 §	2,655	2,751
Cook County
Series A (NATL)
6.250%, 11/15/2011	1,000	1,070
Cook County Community Unit School District #401, Elmwood Park
Zero Coupon Bond (AGM)
1.480%, 12/01/2011 ¤	3,625	3,537
Cook County High School District #205, Thornton Township
(AGC)
5.250%, 12/01/2021	3,465	3,844

DESCRIPTION	PAR	FAIR VALUE Ñ

Cook County High School District #209, Proviso Township
(AGM)
5.000%, 12/01/2016	1,000	1,128
Cook County School District #102, La Grange
Zero Coupon Bond (FGIC) (NATL)
2.414%, 12/01/2013 ¤	2,440	2,235
Cook County School District #123, Oak Lawn
Zero Coupon Bond (NATL)
3.634%, 12/01/2015 ¤	2,250	1,835
Cook County School District #88, Bellwood
Series B (AGM)
5.000%, 12/01/2017	1,675	1,811
Elk Grove Village
(NATL)
4.125%, 01/01/2019	1,000	1,038
Grundy & Will Counties Community Unit School District #1
5.875%, 02/01/2019	1,550	1,791
5.875%, 02/01/2022	2,100	2,365
5.875%, 02/01/2024	2,545	2,837
Illinois, First Series
Pre-refunded 08/01/2010 @ 100
5.500%, 08/01/2015 à	4,500	4,578
Madison & Jersey Counties Unit School District #11, Alton
Zero Coupon Bond (AGM)
4.223%, 12/01/2019 ¤	2,100	1,402
McCook
5.000%, 12/01/2026	500	523
5.100%, 12/01/2028	1,000	1,036
Rockford School District #205
(FGIC) (NATL)
5.000%, 02/01/2014	500	553
Southwestern Illinois Development Authority, Edwardsville Community
(AGM)
5.000%, 12/01/2017	1,000	1,114
St Clair County, Alternative Revenue Source
4.500%, 10/01/2020	1,000	1,055
5.000%, 10/01/2022	1,100	1,189
Will & Grundy Counties Community College, District #525, Joliet Junior College
6.250%, 06/01/2024	535	621
5.750%, 06/01/2025	1,150	1,292
5.750%, 06/01/2026	310	346
Will County School District #86, Joliet
Zero Coupon Bond (AGM)
3.912%, 11/01/2017 ¤	3,870	2,885
Winnebago County School District #122, Harlem-Love Park
Zero Coupon Bond (AGM)
4.290%, 01/01/2017 ¤	3,000	2,253

		63,605

		109,175

Indiana — 1.2%
Revenue Bonds — 1.0%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2017	710	694
Avon Community School Building Corporation, First Mortgage
(AMBAC) (STAID)
4.500%, 07/15/2020	1,000	1,022
Indiana Transportation Finance Authority
Series A (AMBAC)
5.750%, 06/01/2012	1,820	2,004
Series A, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 §	180	189
Indiana University
Series K, Zero Coupon Bond (NATL)
1.317%, 08/01/2011 ¤	250	246
Portage Township Multi-School Building Corporation, First Mortgage
(NATL) (STAID)
4.000%, 07/15/2018	1,250	1,310

DESCRIPTION	PAR	FAIR VALUE Ñ

St. Joseph County Economic Development, Holy Cross Village, Notre Dame Project
Series A
5.750%, 05/15/2016	450	445
5.550%, 05/15/2019	230	221
St. Joseph County Hospital Authority, Memorial Health System
Series A (NATL)
4.750%, 08/15/2012	1,000	1,002
Zionsville Community Schools Building, First Mortgage
Pre-refunded 01/15/2012 @ 100 (FGIC) (STAID)
5.750%, 07/15/2015 à	775	842

		7,975

General Obligation — 0.2%
Gary Sanitation District, Special Taxing District
(RAAI)
3.750%, 02/01/2011	1,260	1,269

		9,244

Iowa — 1.2%
Revenue Bonds — 1.2%
Iowa Finance Authority Retirement Community, Friendship Haven Project
Series A
5.750%, 11/15/2019	500	465
Iowa Higher Education Authority, Private College Facility, Central College Project
(RAAI)
5.450%, 10/01/2026	1,000	978
Iowa Higher Education Authority, Wartburg College Project
Pre-refunded 10/01/2012 @ 100 (ACA)
5.500%, 10/01/2028 à	2,000	2,214
Series A
4.700%, 10/01/2016	925	876
4.750%, 10/01/2017	1,100	1,026
4.800%, 10/01/2018	1,155	1,058
5.000%, 10/01/2023	1,475	1,283
Muscatine Electric
Escrowed to Maturity
9.700%, 01/01/2013 §	890	1,019

		8,919

Kansas — 3.2%
Revenue Bonds — 2.6%
Johnson County Residual
Escrowed to Maturity, Zero Coupon Bond
1.283%, 05/01/2012 § ¤	7,500	7,303
Kansas Development Finance Authority, Adventist Health
5.500%, 11/15/2023	2,200	2,370
Kansas Development Finance Authority, Adventist/Sunbelt
Series D
5.000%, 11/15/2024	1,400	1,432
Kansas Development Finance Authority, Health Facilities, Hays Medical Center
Series L
4.500%, 11/15/2017	1,405	1,434

Kansas Development Finance Authority, Health Facilities, Stormont-Vail Healthcare Services
Series F
5.000%, 11/15/2021	500	504
Kansas Development Finance Authority, Kansas State Projects
Series K (NATL)
4.500%, 11/01/2019	1,850	1,980
La Cygne Environmental Improvement, Kansas City Power & Light
(SGI)
4.050%, 03/01/2015	1,000	1,063
Olathe Health Facilities, Olathe Medical Center
5.125%, 09/01/2021	1,000	1,034
Olathe Senior Living Facility, Catholic Care Campus
Series A
5.750%, 11/15/2013	700	715
5.750%, 11/15/2014	765	779
5.750%, 11/15/2015	820	827
Sedgwick & Shawnee Counties, Single Family Mortgages

DESCRIPTION	PAR	FAIR VALUE Ñ

Series A-2 (GNMA)
6.700%, 06/01/2029	210	214

		19,655

General Obligations — 0.6%
Johnson County Unified School District #512, Shawnee Mission
4.875%, 10/01/2019	2,000	2,225
Junction City
Series DU (AGM)
4.100%, 09/01/2020	1,500	1,548
Sedgwick County School District #267
(AMBAC)
5.250%, 11/01/2012	1,045	1,145

		4,918

		24,573

Kentucky — 0.5%
Revenue Bonds — 0.5%
Kentucky Economic Development Finance Authority, Louisville Arena Project
Series A-1 (AGC)
5.750%, 12/01/2028	2,000	2,176
Kentucky Turnpike Authority
Escrowed to Maturity
6.000%, 07/01/2011 §	295	310
Louisville/Jefferson County Metropolitan Government College, Bellarmine University
Series A
6.000%, 05/01/2028	1,135	1,172

		3,658

Louisiana — 0.3%
Revenue Bond — 0.0%
Louisiana Local Government Environmental Facilities, Community Development Authority
(AMT)
6.650%, 01/01/2025	435	411

General Obligations — 0.3%
Calcasieu Parish School District #23, Public School Improvement
4.600%, 02/15/2020	500	504
4.800%, 02/15/2022	200	202
Louisiana
Series B (CIFG)
5.000%, 07/15/2015	1,300	1,473

		2,179

		2,590

Maine — 0.4%
Revenue Bond — 0.1%
Maine Health & Higher Educational Facilities Authority
Series B (FGIC) (NATL)
4.125%, 07/01/2018	740	776

General Obligation — 0.3%
Maine Municipal Bond Bank
Series B (AGM)
5.750%, 11/01/2010	2,000	2,063

		2,839

Maryland — 0.1%
Revenue Bonds — 0.1%
Westminster Educational Facilities, McDaniel College
5.000%, 11/01/2013	350	380
4.000%, 11/01/2015	700	726

		1,106

Massachusetts — 3.1%
Revenue Bonds — 2.9%
Massachusetts Bay Transportation Authority
Series A (COMGTY)
6.250%, 03/01/2012	1,875	2,059
Massachusetts Development Finance Agency, Health Care Facilities, Adventcare Project
Series A
6.650%, 10/15/2028	2,500	2,238
Massachusetts Educational Financing Authority, Issue I

DESCRIPTION	PAR	FAIR VALUE Ñ

Series B (AMT)
4.800%, 01/01/2017	1,550	1,552
Massachusetts Health & Educational Facilities Authority, Berkshire Health System
Series F (AGC)
5.000%, 10/01/2015	2,000	2,147
Massachusetts Health & Educational Facilities Authority, Caregroup
Series E-1
5.000%, 07/01/2028	250	236
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System
Series A (NATL)
5.100%, 07/01/2010	3,000	3,012
Massachusetts Health & Educational Facilities Authority, Springfield College
5.125%, 10/15/2022	500	501
5.500%, 10/15/2026	2,595	2,626
Massachusetts Health & Educational Facilities Authority, Suffolk University
Series A
6.000%, 07/01/2024	3,000	3,197
Massachusetts Port Authority
Escrowed to Maturity
13.000%, 07/01/2013 §	2,485	3,003
Massachusetts, Special Obligation
Series A
5.500%, 06/01/2013	1,000	1,128

		21,699

General Obligation — 0.2%
Springfield, State Qualified Municipal Purpose Loan
(AGM) (STAID)
4.500%, 08/01/2020	1,400	1,473

		23,172

Michigan — 2.3%
Revenue Bonds — 1.8%
Detroit Water Supply System
Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 §	170	180
Kalamazoo Hospital Finance Authority, Bronson Hospital
Series A (AGM)
5.000%, 05/15/2020	2,675	2,761
Michigan Hospital Finance Authority, Ascension Health Services Credit Group
Series B
5.000%, 11/15/2023	3,540	3,685
Michigan Hospital Finance Authority, Henry Ford Health Systems
Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 à	3,150	3,516
Michigan Municipal Board Authority, Local Government Loan Program, Group A
Series B (AMBAC)
5.000%, 12/01/2018	600	573
Romulus Economic Development Corporation, Partnership Project
Escrowed to Maturity
7.000%, 11/01/2015 §	1,300	1,617
Western Michigan University
(AGM)
5.000%, 11/15/2023	1,300	1,361

		13,693

General Obligations — 0.5%
Algonac Community Schools, School Building & Site
Series I (AGM) (MQSBLF)
4.000%, 05/01/2019	840	852
Constantine Public Schools
(MQSBLF)
5.000%, 05/01/2016	1,075	1,163
Rochester Community School District
Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 à	2,000	2,008

		4,023

		17,716

Minnesota — 1.8%
Revenue Bonds — 1.8%

DESCRIPTION	PAR	FAIR VALUE Ñ

Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,599
Minneapolis & St. Paul Metropolitan Airports Commission
Series A (NATL)
5.000%, 01/01/2019	1,165	1,200
Minneapolis Health Care System, Fairview Health Services
Series A
6.375%, 11/15/2023	2,000	2,207
Minneapolis Hospital, St. Marys Hospital & Rehabilitation Center
Escrowed to Maturity
10.000%, 06/01/2013 §	550	629
Minnesota Agricultural & Economic Development Board, Health Care System
Series A
5.875%, 11/15/2011	2,135	2,206
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2020	1,255	1,269
5.500%, 05/01/2021	815	820
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 6-K
5.000%, 05/01/2012	295	313
Monticello Big Lake Community Hospital District, Health Care Facilities
Series C
5.250%, 12/01/2011	1,010	1,026
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2019	1,235	1,275
Series A-1
5.000%, 11/15/2024	1,000	1,000

		13,544

Mississippi — 0.2%
Revenue Bond — 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems
Series A
5.000%, 08/15/2016	1,440	1,477

Missouri — 1.9%
Revenue Bonds — 1.8%

Grundy County Industrial Development Authority, Health Facilities, Wright Memorial Hospital
5.600%, 09/01/2021	1,000	981
Hannibal Industrial Development Authority, Health Facilities, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,435
Kansas City Special Obligation, East Village Project
Series B (AGC)
5.000%, 04/15/2022	505	546
Missouri Development Finance Board Infrastructure Facilities, Independence Electric System Project
Series D
5.625%, 06/01/2029	1,250	1,270

Missouri Development Finance Board Infrastructure Facilities, Independence-Crackerneck Creek
Series B
5.125%, 03/01/2022	2,000	2,058
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	1,134
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran
Series B
4.350%, 02/01/2015	850	860
4.375%, 02/01/2016	930	920
Missouri Joint Municipal Electric Utilities, Commission Power Project
Series A (AMBAC)
5.000%, 01/01/2018	2,000	2,120
Missouri Joint Municipal Electric Utilities, Commission Power Project, Plum Point Project
(NATL)
4.200%, 01/01/2018	1,000	975
Osage Beach Tax Increment, Prewitts Point Project
4.800%, 05/01/2016	1,650	1,463

		13,762

DESCRIPTION	PAR	FAIR VALUE Ñ

Certificate of Participation — 0.1%
Missouri Development Finance Board Infrastructure Facilities, Independence-Centerpoint
Series F
5.375%, 04/01/2024	1,000	1,016

		14,778

Montana — 0.5%
Revenue Bonds — 0.5%
Montana Facility Finance Authority, Health Care Facilities, Master Loan Program, Northeast Montana
Series B
4.500%, 05/01/2018	405	426
Montana Facility Finance Authority, Senior Living, St. Johns Lutheran Ministries Project
Series A
5.750%, 05/15/2016	1,800	1,716
6.000%, 05/15/2025	1,675	1,486

		3,628

Nebraska — 1.1%
Revenue Bonds — 1.1%
Douglas County Hospital Authority #2, Nebraska Medical Center, Clarkson Regional Health Guaranty
(AGC)
5.000%, 11/15/2011	2,860	3,009
Douglas County Hospital Authority #3, Methodist Health
5.750%, 11/01/2028	1,000	1,019
Douglas County Zoo Facilities, Omaha’s Henry Doorly Zoo Project
4.750%, 09/01/2018	740	772
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,882
Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project
(RAAI)
4.700%, 11/15/2011	500	525
4.800%, 11/15/2012	500	530
4.900%, 11/15/2013	600	631

		8,368

Nevada — 0.3%
Revenue Bonds — 0.3%
Carson City Hospital, Carson-Tahoe Hospital
5.750%, 09/01/2011	550	571
5.750%, 09/01/2012	580	613
Escrowed to Maturity
5.750%, 09/01/2011 §	450	480
5.750%, 09/01/2012 §	475	524

		2,188

New Hampshire — 0.5%
Revenue Bonds — 0.5%
New Hampshire Health & Education Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,259
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	938
New Hampshire Municipal Bond Bank
Series A (NATL)
4.500%, 02/15/2020	1,300	1,398

		3,595

New Jersey — 0.3%
Revenue Bond — 0.3%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,083

New York — 1.3%
Revenue Bond — 0.6%
Long Island Power Authority
Series B
5.250%, 12/01/2013	4,000	4,506

General Obligations — 0.7%
New York

DESCRIPTION	PAR	FAIR VALUE Ñ

Series A
5.750%, 08/01/2015	3,220	3,531
Series D
5.500%, 06/01/2012	2,000	2,183

		5,714

		10,220

North Carolina — 2.6%
Revenue Bonds — 2.5%
North Carolina Capital Facilities Finance Agency Education Facilities, Meredith College
5.250%, 06/01/2020	900	922
North Carolina Eastern Power Agency
Series A (AGC)
5.250%, 01/01/2022	1,700	1,822
Series D
5.375%, 01/01/2013	2,955	3,235
North Carolina Medical Care Commission Health Care Facilities, First Mortgage Presbyterian
Series B
4.875%, 10/01/2013	2,035	2,028
5.000%, 10/01/2014	2,120	2,116
North Carolina Municipal Power Agency #1, Catawba Electric
Series A
5.000%, 01/01/2026	5,940	6,174
Series A (AGM)
5.250%, 01/01/2016	2,000	2,175

		18,472

Certificate of Participation — 0.1%
Randolph County
(AMBAC)
5.000%, 02/01/2018	815	888

		19,360

North Dakota — 0.2%
Revenue Bond — 0.1%
Ward County Health Care Facility, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,217

General Obligation — 0.1%
Mandan
Series D (NATL)
4.000%, 05/01/2017	460	478

		1,695

Ohio — 1.4%
Revenue Bonds — 0.7%
Lake County Hospital Facilities, Lake Hospital System
Series C
5.500%, 08/15/2024	1,230	1,190
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	803
Ohio Higher Educational Facility, John Carroll University Project
4.000%, 04/01/2014	1,135	1,193
4.500%, 04/01/2015	1,000	1,070
Ohio Higher Educational Facility Commission, Xavier University
4.000%, 05/01/2018	980	1,001
Ohio Water Development Authority
Escrowed to Maturity
9.375%, 12/01/2010 §	95	100

		5,357

General Obligations — 0.6%
Barberton City School District
(OSDCEP)
4.750%, 12/01/2021	1,260	1,349
Huber Heights School District
4.750%, 12/01/2025	595	617
4.750%, 12/01/2026	640	659
Mason City School District
(AGM)
4.375%, 12/01/2019	1,095	1,173

DESCRIPTION	PAR	FAIR VALUE Ñ

Richland County, Limited Tax, Correctional Facilities Improvement
(AGC)
5.875%, 12/01/2024	500	558

		4,356

Certificate of Participation — 0.1%
Akron
(AGC)
5.000%, 12/01/2015	1,000	1,122

		10,835

Oklahoma — 0.7%
Revenue Bonds — 0.7%
Cherokee County Economic Development Authority, Series A
Escrowed to Maturity, Zero Coupon Bond (AMBAC)
0.827%, 11/01/2011 § ¤	3,340	3,297
McClain County Economic Development Authority, Educational Facilities Lease, Newcastle Public Schools Project
5.000%, 09/01/2011	345	360
5.000%, 09/01/2012	355	376
4.125%, 09/01/2013	250	259
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project
(AMT)
5.750%, 01/01/2023	1,430	1,232

		5,524

Oregon — 0.2%
General Obligation — 0.2%
Yamhill County School District #40, McMinnville
(AGM) (SBG)
5.000%, 06/15/2019	1,415	1,551

Pennsylvania — 1.5%
Revenue Bonds — 1.3%
Allegheny County Hospital, University of Pittsburgh Medical Center
Series B
5.000%, 06/15/2018	3,000	3,225
Delaware County College Authority, Neumann College
5.250%, 10/01/2020	535	553
5.375%, 10/01/2021	565	585
Delaware County Hospital Authority, Crozer-Chester Medical Center
(RAAI)
5.000%, 12/15/2015	1,275	1,276
5.000%, 12/15/2017	1,405	1,340
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.125%, 02/01/2028	1,000	795
Westmoreland County Industrial Development Authority, Retirement Community, Redstone
Series A
5.375%, 01/01/2014	1,100	1,093
5.500%, 01/01/2016	1,200	1,167

		10,034

General Obligation — 0.2%
Bethel Park School District
(STAID)
4.125%, 08/01/2020	1,315	1,338

		11,372

Puerto Rico — 0.7%
Revenue Bond — 0.2%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,018

General Obligation — 0.5%
Puerto Rico Commonwealth, Public Improvement
Series A
5.000%, 07/01/2020	4,000	4,023

		5,041

South Carolina — 1.1%
Revenue Bonds — 1.1%

DESCRIPTION	PAR	FAIR VALUE Ñ

Charleston Educational Excellence Financing Corporation, Charleston County School District Project
5.000%, 12/01/2013	2,000	2,222
Lexington County Health Services District
Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 à	2,000	2,276
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance
5.000%, 08/01/2018	1,000	1,008
Series A
6.000%, 08/01/2013	830	914
Series C
6.000%, 08/01/2013	2,000	2,179

		8,599

South Dakota — 1.2%
Revenue Bonds — 0.9%
South Dakota Health & Educational Facilities Authority, Sanford Health
5.000%, 11/01/2024	1,000	1,010
South Dakota Health & Educational Facilities Authority, Vocational Education Program
(AGC)
5.125%, 08/01/2028	1,500	1,578
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
4.750%, 09/01/2011	530	549
5.000%, 09/01/2012	1,000	1,057
5.000%, 09/01/2013	1,000	1,053
5.000%, 09/01/2025	1,770	1,701

		6,948

Certificate of Participation — 0.3%
Deadwood
Series 2005 (ACA)
5.000%, 11/01/2018	2,385	2,310

		9,258

Tennessee — 4.4%
Revenue Bonds — 4.1%
Chattanooga Health, Educational & Housing Facilities Board, Catholic Health Initiatives
Series D
6.125%, 10/01/2028	2,265	2,509
Claiborne County Industrial Development Board, Lincoln Memorial University Project
6.125%, 10/01/2029	3,460	3,461
Jackson Hospital, Jackson-Madison Project
5.250%, 04/01/2023	4,000	4,060
Memphis-Shelby County Sports Authority, Memphis Arena Project
Series A
5.125%, 11/01/2024	4,430	4,540
Series B
5.500%, 11/01/2020	1,000	1,084
5.250%, 11/01/2025	1,860	1,915
Series C (NATL)
5.000%, 11/01/2017	3,175	3,401
Metropolitan Government of Nashville & Davidson County, Water Sewer
Escrowed to Maturity
6.400%, 04/01/2011 §	1,030	1,091
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare
Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 à	935	1,043
6.000%, 09/01/2016 à	565	630
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health System Project
(RAAI)
5.000%, 09/01/2016	2,000	1,993
Escrowed to Maturity
6.250%, 09/01/2011 §	1,465	1,577
6.250%, 09/01/2012 §	1,085	1,215
Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 à	2,215	2,521

		31,040

General Obligation — 0.3%
Memphis

DESCRIPTION	PAR	FAIR VALUE Ñ

(NATL)
5.000%, 10/01/2016	2,000	2,246

		33,286

Texas — 9.5%
Revenue Bonds — 3.9%
Brazos River Harbor Navigation District, Brazoria County Environmental, Dow Chemical Company Project
Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	1,056
El Paso Water & Sewer
Series A (AGM)
4.000%, 03/01/2018	650	674
Grapevine Industrial Development Corporation, Air Cargo
(AMT)
6.500%, 01/01/2024	475	443
Gregg County Health Facilities Development, Good Shepherd Medical Center Project
Series A
5.000%, 10/01/2013	1,230	1,286
Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System
Series B
7.125%, 12/01/2031	1,950	2,183
Houston Health Facilities Development Corporation, Buckingham Senior Living Community
Series A, Pre-refunded 02/15/2014 @ 101
7.000%, 02/15/2023 à	2,000	2,398
League City Waterworks & Sewer System
(AGM)
4.000%, 02/15/2018	1,230	1,285
4.375%, 02/15/2023	1,315	1,339
Lubbock Educational Facilities Authority, Lubbock Christian University
5.000%, 11/01/2016	1,000	1,048
North Texas Tollway Authority, First Tier
Series A
6.000%, 01/01/2024	2,500	2,694
Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	3,000	3,362
Odessa Housing Finance Corporation, Residual Values
Escrowed to Maturity, Zero Coupon Bond (NATL)
1.277%, 06/01/2012 § ¤	1,465	1,425
San Leanna Educational Facilities Corporation Higher Education, Saint Edwards University Project
5.000%, 06/01/2019	575	579
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Northwest Senior Housing, Edgemere Project
Series A
5.750%, 11/15/2014	1,235	1,264
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Stayton at Museum Way Project
Series C-2
6.500%, 11/15/2014	3,000	2,963
Texas Transportation Commission, First Tier
5.000%, 04/01/2017	2,000	2,279
Travis County Health Facilities, Development Corporation Retirement Facilities, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	942
5.500%, 11/15/2025	900	787
Tyler Health Facilities Development Corporation, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,037
Victoria Utilities Systems
(AMBAC)
4.400%, 12/01/2019	1,000	1,050

		30,094

General Obligations — 5.6%
Alvin Independent School District, Schoolhouse
(PSFG)
4.125%, 02/15/2019	1,110	1,168
Brownsville
(NATL)

DESCRIPTION	PAR	FAIR VALUE Ñ

5.000%, 02/15/2017	2,125	2,300
Corinth
(NATL)
4.500%, 02/15/2019	1,180	1,246
Dallas
(NATL)
4.500%, 02/15/2027	5,000	5,125
Dallas County Utilities & Reclamation District
Series A (AMBAC)
5.150%, 02/15/2022	5,715	5,727
El Paso County
(NATL)
5.000%, 02/15/2018	2,440	2,751
Elgin Independent School District, School Building
(PSFG)
4.375%, 08/01/2019	1,120	1,208
Fort Bend Independent School District
4.550%, 02/15/2025	2,000	2,077
Frisco
(AMBAC)
4.500%, 02/15/2016	2,045	2,250
Pre-refunded 02/15/2011 @ 100 (FGIC) (NATL)
5.000%, 02/15/2018 à	1,125	1,169
5.000%, 02/15/2019 à	1,675	1,741
Giddings Independent School District, School Building
(PSFG)
4.250%, 02/15/2019	875	935
Grand Prairie Independent School District, School Building
Series A (PSFG)
4.500%, 02/15/2018	635	696
Howard County Junior College District
(AMBAC)
4.250%, 02/15/2018	715	753
Kaufman County
(AGM)
5.000%, 02/15/2017	1,000	1,064
Mansfield Independent School District, School Building
(PSFG)
5.000%, 02/15/2022	770	833
Montgomery County
(AGM)
4.000%, 03/01/2017	120	128
North Harris Montgomery Community College District
(FGIC) (NATL)
5.375%, 02/15/2015	95	102
Northwest Texas Independent School District
(PSFG)
4.500%, 02/15/2026	1,000	1,026
Plano Independent School District, School Building
Series A
5.000%, 02/15/2025	1,000	1,089
San Angelo
Series A (NATL)
4.400%, 02/15/2019	875	928
San Antonio
4.125%, 02/01/2019	1,000	1,053
4.250%, 02/01/2020	1,140	1,199
Sunnyvale School District, School Building
(PSFG)
4.400%, 02/15/2020	870	929
Teague Independent School District, School Building
(PSFG)
5.000%, 02/15/2019	2,210	2,495
Texas, Water Financial Assistance
Series A
5.000%, 08/01/2017	1,500	1,721
Victoria Independent School District, School Building

DESCRIPTION	PAR	FAIR VALUE Ñ

(PSFG)
5.000%, 02/15/2018	500	564

		42,277

		72,371

Utah — 0.6%
Revenue Bonds — 0.6%
Salt Lake & Sandy Metropolitan Water District
Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,864
South Jordan, Sales Tax
Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 à	1,000	1,066
Weber Basin Water Conservancy District
Series A (AMBAC)
4.375%, 10/01/2018	400	428

		4,358

Washington — 4.6%
Revenue Bonds — 1.6%
Snohomish County Housing Authority
6.300%, 04/01/2016	790	800
Washington Health Care Facilities, Washington Health Services
6.250%, 07/01/2024	3,125	3,254
6.750%, 07/01/2029	2,000	2,124
Washington Higher Education Facilities Authority, Whitworth University Project
5.125%, 10/01/2024	3,250	3,235
Washington Housing Finance Commission, Skyline at First Hill Project
Series B
5.100%, 01/01/2013	3,000	2,927

		12,340

General Obligations — 3.0%
Clark County School District #37, Vancouver
(AGM)
5.250%, 12/01/2014	1,515	1,739
King County School District #401, Highline Public Schools
(AGM) (SBG)
5.250%, 12/01/2025	500	545
King County School District #412, Shoreline
(SBG)
5.750%, 12/01/2021	265	306
Snohomish County, Limited Tax
(NATL)
5.375%, 12/01/2019	4,440	4,577
Pre-refunded 12/01/2011 @ 100 (NATL)
5.375%, 12/01/2019 à	560	602
Spokane County School District #356, Central Valley
Series B, Zero Coupon Bond (FGIC) (NATL)
2.362%, 12/01/2014 ¤	5,690	5,099
Spokane County School District #81, Spokane
(NATL)
5.000%, 06/01/2016	1,000	1,113
Washington
Series C
5.500%, 07/01/2014	2,275	2,634
Series S-5, Zero Coupon Bond (FGIC) (NATL)
2.840%, 01/01/2016 ¤	3,000	2,551
Washington, Various Purpose
Series R-A (AMBAC)
5.000%, 01/01/2025	3,000	3,197

		22,363

		34,703

Wisconsin — 2.2%
Revenue Bonds — 2.0%
Franklin Solid Waste Disposal, Waste Management Wisconsin Incorporated
Series A, Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	2,087
Wisconsin Health & Educational Facilities Authority, Aurora Health Care Incorporated
Series A

DESCRIPTION	PAR	FAIR VALUE Ñ

5.500%, 02/15/2020	1,500	1,500
Wisconsin Health & Educational Facilities Authority, Beloit College
Series A
6.000%, 06/01/2030 «	2,060	2,061
Wisconsin Health & Educational Facilities Authority, Childrens Hospital
Series B
4.350%, 08/15/2019	1,350	1,361
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Incorporated Project
5.750%, 12/01/2019	2,000	1,946
Wisconsin Health & Educational Facilities Authority, Fort Healthcare Incorporated Project
5.375%, 05/01/2018	1,250	1,252
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic
Series B
5.500%, 02/15/2013	850	886
Wisconsin Health & Educational Facilities Authority, Southwest Health Center
Series A
6.125%, 04/01/2024	1,500	1,504
Wisconsin Health & Educational Facilities Authority, Vernon Memorial Healthcare Incorporated Project
4.650%, 03/01/2015	780	782
Wisconsin Health & Educational Facilities Authority, Wisconsin Medical College
Series A (NATL)
5.000%, 12/01/2015	1,450	1,568

		14,947

General Obligation — 0.2%
Door County
Series A, Crossover refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 z	1,720	1,810

		16,757

Wyoming — 0.3%
Revenue Bond — 0.3%
Lincoln County, Pacificorp Project
Mandatory Put 06/03/2013 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,315

Total Municipal Bonds
(Cost $699,457)		727,667

SHARES
Short-Term Investments — 3.7%
Money Market Fund — 2.3%
First American Tax Free Obligations Fund, Class Z	17,593,994	17,594

0.028% ÅΩ

	PAR
Variable Rate Demand Notes ❖ — 1.4%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Board Program
0.310%, 09/01/2036	$300	300
South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Charleston Southern University Project
0.320%, 04/01/2028	10,230	10,230

		10,530

Total Short-Term Investments (Cost $28,124)		28,124

Total Investments ▲ — 99.5% (Cost $727,581)		755,791

Other Assets and Liabilities, Net — 0.5%		3,439

Total Net Assets — 100.0%		$759,230

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010.

Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Y	Auction rate security. The coupon rate shown represents the rate as of March 31, 2010.

∞	Illiquid security — A security is considered illiquid if it may not be sold or disposed in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2010, the fair value of these investments was $798 or 0.1% of total net assets. Information concerning the illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis

Illinois Finance Authority, Claire at Water Tower Project, Series A	$1,000	11/05	$993
Illinois Finance Authority, Claire at Water Tower Project, Series A	1,000	11/05	992

«	Security purchased on a when-issued basis. On March 31, 2010 the total cost of investments purchased on a when-issued basis was $2,060 or 0.3% of total net assets.

z	Crossover refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $727,581. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$34,510
Gross unrealized depreciation	(6,300)

Net unrealized appreciation	$28,210

ACA — ACA Financial Guaranty Corporation
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $9,096, which represents 1.2% of total net assets.
CIFG — CDC IXIS Financial Guaranty
CMI — California Mortgage Insurance Program
COMGTY — Commonwealth Guaranty
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Authority
GNMA — Government National Mortgage Association
LOC — Letter of Credit
MQSBLF — Michigan Qualified School Board Loan Fund Program
NATL — National Public Finance Guarantee Corporation
OSDCEP — Ohio School District Credit Enhancement Program
PSFG — Permanent School Fund Guaranty
RAAI — Radian Asset Assurance Inc.
SBG — School Board Guaranty
SGI — Syncora Guarantee Inc.
SMO — State Moral Obligation
STAID — State Aid Withholding
VA — Veterans Administration
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$495,068	$—	$495,068
General Obligations	—	215,076	—	215,076
Certificates of Participation	—	17,523	—	17,523
Short-Term Investments	17,594	10,530	—	28,124

Total Investments	$17,594	$738,197	$—	$755,791

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 95.3%
Revenue Bonds — 66.7%
Continuing Care Retirement Communities — 0.9%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects
Series A
5.550%, 07/01/2027	$1,000	$888
Glencoe Health Care Facilities, Glencoe Regional Health Services Project
Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 à	1,000	1,077

		1,965

Economic Development — 1.4%
Minneapolis Community Development Agency
Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 à	1,000	1,072
Minneapolis Development, Common Bond
Series 1A (AMT)
4.550%, 12/01/2013	480	506
4.625%, 12/01/2014	505	531
Minneapolis Supported Development, Common Bond
Series 2A (AMT)
5.125%, 06/01/2022	1,000	987

		3,096

Education — 13.8%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	464
Minnesota Colleges & Universities
Series A
4.000%, 10/01/2022	985	992
4.000%, 10/01/2023	1,755	1,757
Minnesota Higher Education Facilities Authority, Augsburg College
Series 4-Y
5.000%, 10/01/2011	500	501
5.000%, 10/01/2012	500	500
Series 6-C
4.750%, 05/01/2018	1,075	1,085
Series 6-J1
5.000%, 05/01/2013	320	345
5.000%, 05/01/2016	375	401
5.000%, 05/01/2020	1,295	1,330
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2018	1,125	1,147
5.500%, 05/01/2019	1,185	1,199
5.500%, 05/01/2024	1,050	1,040
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 5-K
5.000%, 05/01/2011	170	173
Series 6-K
5.000%, 05/01/2013	310	334
5.000%, 05/01/2014	320	348
5.000%, 05/01/2015	340	370
5.000%, 05/01/2016	355	380
5.000%, 05/01/2017	370	391
Minnesota Higher Education Facilities Authority, St. Benedict College,
Series V
4.500%, 03/01/2017	1,585	1,656
Minnesota Higher Education Facilities Authority, St. Catherine College
Series 5-N1
5.250%, 10/01/2022	500	504
Minnesota Higher Education Facilities Authority, St. John’s University
Series 6-U
4.200%, 10/01/2019	290	296
4.300%, 10/01/2020	385	391
4.500%, 10/01/2022	145	147
Minnesota Higher Education Facilities Authority, St. Olaf College
Series 6-O
5.000%, 10/01/2016	500	548

DESCRIPTION	PAR	FAIR VALUE Ñ

4.500%, 10/01/2019	250	253
Minnesota Higher Education Facilities Authority, St. Scholastica College
Series 5-J
5.250%, 12/01/2011	210	214
Series 6-S
4.375%, 12/01/2016	360	366
4.500%, 12/01/2017	380	384
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 6-I
4.000%, 04/01/2014	1,045	1,106
Series 6-X
4.500%, 04/01/2021	500	510
5.000%, 04/01/2024	1,250	1,305
Series 7-A
4.000%, 10/01/2017	1,000	1,028
4.500%, 10/01/2018	1,000	1,051
4.500%, 10/01/2019	1,845	1,927
Moorhead Educational Facilities, Concordia College,
Series A
4.100%, 12/15/2014	500	529
4.200%, 12/15/2015	880	931
4.300%, 12/15/2016	925	963
5.000%, 12/15/2018	1,005	1,054
5.000%, 12/15/2019	1,060	1,100
University of Minnesota
Series C
3.000%, 02/01/2013	250	263
4.000%, 02/01/2016	500	541
5.000%, 12/01/2019	1,000	1,137

		30,961

Healthcare — 28.4%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	739
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	311
4.250%, 09/01/2015	500	512
5.000%, 09/01/2017	500	512
5.000%, 09/01/2018	1,050	1,066
5.000%, 09/01/2019	1,110	1,118
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	404
5.000%, 06/01/2017	1,340	1,358
5.000%, 06/01/2019	1,320	1,203
Duluth Economic Development Authority, Benedictine Health System-St. Mary’s,
Pre-refunded 02/15/2014 @ 100
5.375%, 02/15/2022 à	2,045	2,333
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	799
5.000%, 04/01/2014	800	841
5.000%, 04/01/2015	845	879
5.000%, 04/01/2017	1,815	1,840
Maple Grove Health Care Facilities, North Memorial Health Care
4.500%, 09/01/2017	1,730	1,729
Maple Grove Health Care System, Maple Grove Hospital
5.000%, 05/01/2017	1,000	1,076
Marshall Medical Center, Avera Marshall Regional Medical Center Project,
Escrowed to Maturity
4.500%, 11/01/2013 §	345	375
Pre-refunded 11/01/2015 @ 100
4.750%, 11/01/2020 à	1,155	1,284
Meeker County Hospital Facilities, Memorial Hospital Project
5.625%, 11/01/2022	1,000	1,012
Minneapolis & St. Paul Housing & Redevelopment Authority, Minnesota Children’s Hospitals & Clinics
Series A
5.250%, 08/15/2025	1,000	1,035
Minneapolis Health Care System, Allina Health System
Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 à	2,500	2,814
5.750%, 11/15/2032 à	1,300	1,455

DESCRIPTION	PAR	FAIR VALUE Ñ

Minneapolis Health Care System, Fairview Health Services
Series A
6.375%, 11/15/2023	4,000	4,413
Series A, Escrowed to Maturity
5.000%, 05/15/2012 §	605	657
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	288
5.500%, 02/01/2012	200	212
5.500%, 02/01/2015	730	761
Minnesota Agricultural & Economic Development Board, Health Care Systems
(AGC)
5.500%, 02/15/2025	1,000	1,063
Series A (NATL)
5.500%, 11/15/2017	305	306
5.750%, 11/15/2026	10	10
Monticello-Big Lake Community Hospital District, Health Care Facilities
Series C
5.750%, 12/01/2015	2,320	2,359
Northfield Hospital
5.000%, 11/01/2013	715	746
5.000%, 11/01/2014	920	962
5.500%, 11/01/2017	1,080	1,114
Plymouth Health Facilities, Westhealth Project
Series A (AGM)
6.200%, 06/01/2011	935	938
Redwood Falls Hospital Facilities, Redwood Area Hospital Project
5.000%, 12/01/2021	1,015	1,016
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	314
5.000%, 09/01/2017	1,785	1,803
St. Cloud Health Care Facilities, CentraCare Health System Project
(AGC)
5.375%, 05/01/2031	1,000	1,033
Series A
4.250%, 05/01/2021	1,000	950
St. Cloud Health Care Facilities, St. Cloud Hospital Obligation Group
Series A (AGM)
5.750%, 05/01/2026	2,500	2,534
St. Louis Park Health Care Facilities, Park Nicollet Health Services
5.500%, 07/01/2029	1,300	1,285
Series C
5.625%, 07/01/2026	2,500	2,563
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2015	500	542
5.000%, 11/15/2019	1,200	1,239
Series A-1
5.000%, 11/15/2024	3,000	3,000
St. Paul Housing & Redevelopment Authority, Health Partners Obligated Group Project
5.250%, 05/15/2019	1,350	1,365
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,688
St. Paul Port Authority, HealthEast Midway Campus
Series A
5.250%, 05/01/2015	1,500	1,480
5.750%, 05/01/2025	2,000	1,896
Stillwater Health Care, Health Systems Obligated Group
4.250%, 06/01/2015	500	519
4.250%, 06/01/2016	260	264
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.000%, 12/01/2013	400	430
Winona Health Care Facilities
Series A
5.300%, 07/01/2017	525	530
Winona Health Care Facilities, Winona Health Obligated Group
5.000%, 07/01/2020	1,000	960

		63,935

Housing — 1.2%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages
(AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	30	30
Moorhead Senior Housing, Sheyenne Crossing Project

DESCRIPTION	PAR	FAIR VALUE Ñ

5.600%, 04/01/2025	2,000	1,806
Worthington Housing Authority, Meadows Worthington Project
Series A
5.000%, 11/01/2017	1,000	959

		2,795

Lease Revenue — 2.8%
Andover Economic Development Authority Public Facilities, Community Center,
Crossover Refunded 02/01/2014 @ 100
5.000%, 02/01/2019 z	730	802
5.000%, 02/01/2019 z	495	544
Pine County Housing & Redevelopment Authority
Series A
4.500%, 02/01/2016	465	488
4.500%, 02/01/2017	385	399
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.500%, 12/01/2019	180	187
4.500%, 12/01/2020	290	298
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center
4.000%, 06/01/2012	195	196
St. Paul Port Authority, Office Building
5.000%, 12/01/2019	2,415	2,511
Stevens County Housing & Redevelopment Authority Project
Series A
4.000%, 02/01/2018	315	318
4.000%, 02/01/2019	325	323
4.100%, 02/01/2020	340	337

		6,403

Miscellaneous — 0.9%
Seaway Port Authority of Duluth, Cargill Incorporated Project
4.200%, 05/01/2013	2,000	2,068

Tax Revenue — 1.8%
Hennepin County Sales Tax, Ballpark Project
Series B
4.375%, 12/15/2022	555	580
5.000%, 12/15/2029	1,000	1,065
Minneapolis St. Anthony Falls Project
5.000%, 02/01/2017	1,040	970
5.300%, 02/01/2021	570	512
Minneapolis Tax Increment, Grant Park Project
5.200%, 02/01/2022	1,000	887

		4,014

Transportation — 6.0%
Minneapolis & St. Paul Metropolitan Airports Commission
Series A
4.000%, 01/01/2019	1,000	1,028
5.000%, 01/01/2020	1,000	1,089
5.000%, 01/01/2021	500	539
Series A (NATL)
5.000%, 01/01/2019	1,000	1,030
5.000%, 01/01/2020	2,200	2,257
Series B (AMBAC) (AMT)
5.000%, 01/01/2020	2,125	2,144
Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 à	3,095	3,204
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	973
Puerto Rico Commonwealth, Highway & Transportation Authority
Series X (IBC) (NATL)
5.500%, 07/01/2013	1,250	1,336

		13,600

Utilities — 9.5%
Chaska Electric
Series A
5.650%, 10/01/2010	760	777
4.200%, 10/01/2015	1,000	1,068
Cohasset Pollution Control, Allete Project
(IBCC) (RAAI)
4.950%, 07/01/2022	2,230	2,252
Litchfield Electric Utilities
Series C (AGC)
5.000%, 02/01/2029	500	515

DESCRIPTION	PAR	FAIR VALUE Ñ

Marshall Public Utilities
Series A (AGC)
3.500%, 07/01/2016	315	320
3.500%, 07/01/2017	275	275
3.750%, 07/01/2018	340	340
Series B
3.500%, 07/01/2015	500	510
Minnesota State Municipal Power Agency
4.125%, 10/01/2017	420	439
5.250%, 10/01/2022	1,000	1,067
Northern Municipal Power Agency, Minnesota Electric Systems
Series A (AGC)
5.000%, 01/01/2019	1,000	1,090
5.000%, 01/01/2021	2,000	2,136
Series A (AMBAC)
5.000%, 01/01/2013	380	412
5.000%, 01/01/2017	460	505
Puerto Rico Commonwealth, Aqueduct & Sewer Authority
Series A (AGC)
5.000%, 07/01/2016	500	549
Shakopee Public Utilities
Series A (AGM)
4.250%, 02/01/2018	295	307
Southern Minnesota Municipal Power Agency
Series A (AMBAC)
5.250%, 01/01/2014	2,000	2,223
Series A, Zero Coupon Bond (NATL)
4.110%, 01/01/2020 ¤	3,500	2,354
4.260%, 01/01/2021 ¤	5,000	3,178
Western Minnesota Municipal Power Agency
Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,004

		21,321

Total Revenue Bonds		150,158

General Obligations — 26.3%
Anoka County Capital Improvement
Series A
4.100%, 02/01/2018	610	642
5.000%, 02/01/2020	1,000	1,113
Series B
4.550%, 01/01/2011	680	697
Series C
4.100%, 02/01/2018	285	306
4.200%, 02/01/2019	595	636
Series D
5.000%, 02/01/2024	500	533
Anoka-Hennepin Independent School District #11
Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2014 z	2,000	2,056
Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2012 z	1,000	1,028
Burnsville Independent School District #191, Alternative Facilities
Series A (MSDCEP)
4.250%, 02/01/2020	1,200	1,274
Chaska Independent School District #112, School Building
Series A (MSDCEP) (NATL)
4.250%, 02/01/2019	1,000	1,064
Chatfield Independent School District #227, School Building
Series A (AGM) (MSDCEP)
4.000%, 02/01/2018	450	481
Dakota County Community Development Agency, Senior Housing Facilities
Series A
4.375%, 01/01/2019	510	542
4.500%, 01/01/2020	215	228
Dassel Cokato Independent School District #466, School Building
Series A (MSCDEP)
4.000%, 03/01/2014	300	325
Duluth DECC Improvement
Series A
4.500%, 02/01/2021	1,160	1,224

DESCRIPTION	PAR	FAIR VALUE Ñ

4.500%, 02/01/2022	465	488
4.625%, 02/01/2024	1,100	1,149
Duluth Independent School District #709
Series A (AGM) (MSDCEP)
4.250%, 02/01/2022	1,150	1,194
Lakeville Independent School District #194
Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 z	1,260	1,372
Mankato
Series A
3.500%, 02/01/2018	765	789
3.500%, 02/01/2019	775	788
Minneapolis Special School District #1
(MSDCEP)
4.000%, 02/01/2018	1,135	1,185
Minnesota
Series C
5.000%, 08/01/2019	500	578
Moorhead Independent School District #152,
Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 z	3,450	3,693
5.000%, 04/01/2016 z	2,510	2,686
Mounds View Independent School District #621, School Building
Series A (MSDCEP)
3.250%, 02/01/2017	625	640
4.000%, 02/01/2021	1,000	1,028
4.000%, 02/01/2022	750	767
Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 z	1,000	1,035
Series A, Crossover Refunded 02/01/2012 @ 100 (MSDCEP)
5.000%, 02/01/2019 z	2,565	2,728
Series A, Crossover Refunded 02/01/2012 @ 100 (MSDCEP) (NATL)
5.000%, 02/01/2018 z	2,340	2,490
New Prague Independent School District #721, School Building
Series A (MSDCEP) (SGI)
3.750%, 02/01/2020	525	530
3.875%, 02/01/2022	475	478
Osseo Independent School District #279
Series A (MSDCEP)
4.000%, 02/01/2021	1,180	1,219
Pequot Lakes Independent School District #186,
Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 z	500	534
Perham, Disposal System
(AMT)
5.850%, 05/01/2015	1,205	1,233
Puerto Rico Commonwealth
(NATL)
6.000%, 07/01/2014	1,605	1,750
Series A
5.500%, 07/01/2018	575	602
5.500%, 07/01/2018	1,000	1,048
Series A (SGI)
5.500%, 07/01/2017	1,000	1,050
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	1,000	1,050
Ramsey County Capital Improvement
Series A
4.000%, 02/01/2018	520	564
Robbinsdale Independent School District #281, Alternative Facility
Series B (MSDCEP)
4.500%, 02/01/2021	500	535
Rochester Wastewater
Series A
4.000%, 12/01/2018	1,140	1,222
Sauk Rapids Independent School District #47
Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (AGM) (MSDCEP)
1.627%, 02/01/2013 z ¤	1,055	930

DESCRIPTION	PAR	FAIR VALUE Ñ

Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (AGM) (MSDCEP)
1.627%, 02/01/2012 z ¤	1,790	1,671
South Washington County, Independent School District #833
Series A (MSDCEP)
4.000%, 02/01/2022 «	2,000	2,046
Series B, Crossover Refunded 02/01/2012 @ 100 (AGM) (MSDCEP)
5.000%, 02/01/2015 z	1,030	1,095
St. Cloud Library Sales Tax
Series B (AGM)
4.000%, 02/01/2018	1,000	1,057
St. Michael Independent School District #885,
Crossover Refunded 02/01/2012 @ 100 (AGM) (MSDCEP)
5.000%, 02/01/2014 z	1,190	1,268
5.000%, 02/01/2017 z	1,000	1,065
St. Peter
Series A (AGM)
3.000%, 09/01/2018	550	544
3.150%, 09/01/2019	515	509
3.300%, 09/01/2020	585	580
Wadena Deer Creek Independent School District #2155
(MSDCEP)
4.000%, 02/01/2018	430	457
4.000%, 02/01/2019	410	431
Wright County Jail
Series A (MCCEP)
4.500%, 12/01/2020	640	692
Zumbrota-Mazeppa Independent School District #2805, Alternative Facilities
Series A (MSDCEP)
4.000%, 02/01/2019	200	211

Total General Obligations		59,130

Certificates of Participation — 2.3%
Chaska Independent School District #112
Series B
4.000%, 12/01/2015	545	575
4.000%, 12/01/2016	525	547
4.000%, 12/01/2017	590	607
4.000%, 12/01/2018	415	420
Duluth Independent School District #709
Series B (MSDCEP)
4.000%, 02/01/2019	1,890	1,991
Northeast Metropolitan Intermediate School District #916
4.250%, 01/01/2015	1,000	1,042

Total Certificates of Participation		5,182

Total Municipal Bonds (Cost $207,859)		214,470

	SHARES
Short-Term Investments — 4.7%
Money Market Funds — 3.6%
Federated Minnesota Municipal Cash Trust
0.150% Ω	7,858,776	7,859
First American Tax Free Obligations Fund, Class Z
0.028% Ω Å	169,785	170

		8,029

	PAR
Variable Rate Demand Note ❖ — 1.1%
Cohasset Power & Light Company Project
Series A (LOC: LaSalle Bank)
0.320%, 06/01/2020	$2,510	2,510

Total Short-Term Investments (Cost $10,539)		10,539

Total Investments ▲ — 100.0% (Cost $218,398)		225,009

Other Assets and Liabilities, Net — (0.0)%		(50)

Total Net Assets — 100.0%		$224,959

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

z	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010.

«	Security purchased on a when-issued basis. On March 31, 2010 the total cost of investments purchased on a when-issued basis was $2,087 or 0.9% of total net assets.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $218,398. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,059
Gross unrealized depreciation	(1,448)

Net unrealized appreciation	$6,611

AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $5,431, which represents 2.4% of total net assets.

FGIC — Financial Guaranty Insurance Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IBC — Insured Bond Certificate

IBCC — Insured Bond Custodial Certificate

LOC — Letter of Credit

MCCEP — Minnesota County Credit Enhancement Program

MSDCEP — Minnesota School District Credit Enhancement Program

NATL — National Public Finance Guarantee Program

RAAI — Radian Asset Assurance Inc.

SGI — Syncora Guarantee Inc.

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$150,158	$—	$150,158
General Obligations	—	59,130	—	59,130
Certificates of Participation	—	5,182	—	5,182
Short-Term Investments	8,029	2,510	—	10,539

Total Investments	$8,029	$216,980	$—	$225,009

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)

Minnesota Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 93.9%
Revenue Bonds — 80.5%
Continuing Care Retirement Communities — 1.7%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects
Series A
5.700%, 07/01/2042	$1,750	$1,514
Golden Valley Covenant Retirement Communities
Series A
5.500%, 12/01/2029	1,450	1,309

		2,823

Economic Development — 0.9%
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program
Series A (AMT)
5.550%, 08/01/2016	500	470
Minnesota Agricultural & Economic Development Board, Small Business Development
Series D (AMT)
7.250%, 08/01/2020	1,005	1,007

		1,477

Education — 9.0%
Baytown Lease, St. Croix Preparatory Academy
Series A
7.000%, 08/01/2038	1,500	1,424
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2026	1,725	1,692
5.500%, 05/01/2027	820	804
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 6-K
5.000%, 05/01/2026	30	30
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 6-X
5.250%, 04/01/2039	5,000	5,097
Series 7-A
5.000%, 10/01/2039	2,000	2,015
Minnesota Higher Education Facilities Authority, Vermilion Community College Project
Series 3-T
6.000%, 01/01/2013	225	226
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project
Series A
5.000%, 12/01/2036	800	649
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	2,080
University of Minnesota
Series C
5.000%, 12/01/2020	1,000	1,126

		15,143

Healthcare — 28.2%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	1,404
Cuyuna Range Hospital District
5.500%, 06/01/2035	350	298
Duluth Economic Development Authority, Benedictine Health System-St.Mary’s,
Pre-refunded 02/15/2014 @ 100
5.250%, 02/15/2028 à	1,065	1,210
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2031	2,000	1,805
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	1,818
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,475
5.250%, 05/01/2025	1,000	1,027
Marshall Medical Center, Weiner Memorial Medical Center Project
Series A, Pre-refunded 11/01/2013 @ 100
5.250%, 11/01/2016 à	305	340
5.850%, 11/01/2023 à	875	992
Meeker County Hospital Facilities, Memorial Hospital Project
5.750%, 11/01/2027	1,000	998

DESCRIPTION	PAR	FAIR VALUE Ñ

Minneapolis & St. Paul Housing & Redevelopment Authority, Minnesota Children’s Hospitals & Clinics
Series A
5.250%, 08/15/2035	2,275	2,282
Minneapolis Health Care System, Fairview Health Services
Series A
6.625%, 11/15/2028	3,000	3,336
Minnesota Agricultural & Economic Development Board, Essentia Health
Series C-1 (AGC)
5.000%, 02/15/2030	1,000	1,005
Minnesota Agricultural & Economic Development Board, Fairview Health Services
Series A
6.375%, 11/15/2029	125	126
Monticello-Big Lake Community Hospital District, Health Care Facilities
Series C
6.200%, 12/01/2022	1,000	949
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,602
Redwood Falls Hospital Facilities, Redwood Area Hospital Project
5.125%, 12/01/2036	2,000	1,880
Rochester Health Care & Housing, Samaritan Bethany
Series A
7.375%, 12/01/2041	1,100	1,131
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,857
St. Cloud Health Care Facilities, CentraCare Health System Project
(AGC)
5.500%, 05/01/2039	3,000	3,083
Series A
5.125%, 05/01/2030	1,000	986
St. Louis Park Health Care Facilities, Park Nicollet Health Services
5.750%, 07/01/2039	2,000	1,988
Series B, Pre-refunded 07/01/2014 @ 100
5.500%, 07/01/2025 à	2,000	2,298
Series C
5.750%, 07/01/2030	1,000	1,014
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A-1
5.250%, 11/15/2029	3,050	3,059
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,260	1,928
St. Paul Housing & Redevelopment Authority, Gillette Childrens Specialty
5.000%, 02/01/2029	2,060	1,980
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group Project
5.250%, 05/15/2026	2,000	1,927
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	734
St. Paul Housing & Redevelopment Authority, Regions Hospital Project
5.250%, 05/15/2018	500	500
St. Paul Port Authority, HealthEast Midway Campus
Series A
5.875%, 05/01/2030	900	815
Series B
6.000%, 05/01/2030	1,800	1,654

		47,501

Housing — 10.9%
Cottage Grove Senior Housing, PHS/Cottage Grove Inc. Project
Series A
5.000%, 12/01/2031	850	709
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project
(GNMA)
5.900%, 04/20/2042	2,000	2,055
Maplewood Multifamily Housing, Carefree Cottages ll,
Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	2,017
Minneapolis & St. Paul Housing Financing Board, Single Family Mortgage
Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	843	830
Minneapolis Housing, Keeler Apartments Project
Series A
5.000%, 10/01/2037	1,350	1,095

DESCRIPTION	PAR	FAIR VALUE Ñ

Minneapolis Multifamily Housing, Vantage Flats Project
(AMT) (GNMA)
5.200%, 10/20/2048	870	880
Minnesota Housing Finance Agency, Residential Housing
Series B (AMT)
5.650%, 07/01/2033	510	513
Series B1-RMK (AMT)
5.350%, 07/01/2033	1,210	1,213
Series D (AMT)
4.700%, 07/01/2027	3,465	3,365
Series E
5.100%, 01/01/2040	500	504
Series F (AMT)
5.400%, 07/01/2030	1,980	1,988
Moorhead Senior Housing, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,392
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller
Series A
5.250%, 10/01/2042	1,100	860
White Bear Lake, Multifamily Housing, Lake Square
Series A (FHA)
6.000%, 08/01/2020	1,020	1,021

		18,442

Lease Revenue — 4.5%
Lakeville Housing & Redevelopment Authority, Ice Arena Project
4.625%, 02/01/2032	585	552
New Brighton Economic Development Authority, Public Safety Facility
Series A
4.900%, 02/01/2015	850	851
5.000%, 02/01/2016	895	897
5.100%, 02/01/2017	900	902
Pine County Housing & Redevelopment Authority
Series A
5.000%, 02/01/2028	1,000	991
5.000%, 02/01/2031	1,890	1,821
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.750%, 12/01/2026	500	510
St. Paul Port Authority, Regions Hospital Parking Ramp Project
Series 1
5.000%, 08/01/2036	1,375	1,095

		7,619

Miscellaneous — 1.1%
Little Canada Commercial Development, RLF Minnesota Project
7.100%, 04/01/2013	650	652
Seaway Port Authority of Duluth, Cargill Incorporated Project
4.200%, 05/01/2013	1,130	1,168

		1,820

Recreational Facility Authority — 1.1%
Moorhead Golf Course
Series B
5.875%, 12/01/2021	2,000	1,882

Tax Revenue — 1.1%
Minneapolis St. Anthony Falls Project
5.650%, 02/01/2027	400	349
Puerto Rico Sales Tax Financing
Series A
5.375%, 08/01/2039	1,500	1,537

		1,886

Transportation — 5.9%
Minneapolis & St. Paul Metropolitan Airports Commission
Series A (AMBAC)
5.000%, 01/01/2017	1,000	1,101
5.000%, 01/01/2019	3,250	3,494
5.000%, 01/01/2020	5,000	5,320

		9,915

Utilities — 16.1%
Chaska Electric
Series A
6.100%, 10/01/2030	45	45
Minnesota Public Facilities Authority, Clean Water
Series B

DESCRIPTION	PAR	FAIR VALUE Ñ

5.000%, 03/01/2018	2,000	2,297
Northern Municipal Power Agency, Minnesota Electric Systems
Series A (AGC)
5.000%, 01/01/2018	1,985	2,192
Series A (AMBAC)
5.000%, 01/01/2026	2,000	2,085
Puerto Rico Electric Power Authority
Series SS (NATL)
5.000%, 07/01/2024	2,000	2,023
Southern Minnesota Municipal Power Agency
Series A, Zero Coupon Bond (NATL)
3.930%, 01/01/2019 ¤	2,000	1,423
4.260%, 01/01/2021 ¤	2,715	1,726
4.480%, 01/01/2023 ¤	3,000	1,705
4.590%, 01/01/2024 ¤	11,000	5,894
4.670%, 01/01/2025 ¤	4,770	2,414
4.730%, 01/01/2026 ¤	6,100	2,921
4.800%, 01/01/2027 ¤	2,900	1,310
Western Minnesota Municipal Power Agency,
Escrowed to Maturity (NATL)
9.750%, 01/01/2016 §	410	557
Series A (AMBAC)
5.500%, 01/01/2015	550	567

		27,159

Total Revenue Bonds		135,667

General Obligations — 12.1%
Burnsville Independent School District #191, Alternative Facilities
Series A (MSDCEP)
4.500%, 02/01/2022	1,430	1,512
Hennepin County Regional Railroad Authority
Series A
4.000%, 12/01/2030	2,535	2,520
4.000%, 12/01/2031	1,100	1,091
Hopkins Independent School District #270
Series B (MSDCEP)
4.000%, 02/01/2026	1,000	1,001
Minnesota
5.000%, 08/01/2013	2,000	2,244
Series A
5.000%, 06/01/2018	2,000	2,305
Series H
5.000%, 11/01/2028	5,000	5,487
5.000%, 11/01/2029	2,510	2,739
Perham, Disposal System
(AMT)
6.000%, 05/01/2022	1,500	1,513

Total General Obligations		20,412

Certificate of Participation — 1.3%
Duluth Independent School District #709
Series B (MSDCEP)
4.000%, 02/01/2019
	2,000	2,107

Total Municipal Bonds (Cost $156,347)		158,186

	SHARES
Short-Term Investments — 5.1%
Money Market Fund — 5.0%
Federated Minnesota Municipal Cash Trust
0.150% Ω	7,906,115	7,906
First American Tax Free Obligations Fund, Class Z
0.280% Å Ω	432,739	433

		8,339

	PAR
Variable Rate Demand Note ❖ — 0.1%
Brown County, Martin Luther College Project
0.380%, 09/01/2024	$200	200

Total Short-Term Investments (Cost $8,539)		8,539

Total Investments ▲ — 99.0% (Cost $164,886)		166,725

	PAR
Other Assets and Liabilities, Net — 1.0%		1,759

Total Net Assets — 100.0%		$168,484

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was $164,886. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,469
Gross unrealized depreciation	(3,630)

Net unrealized appreciation	$1,839

AGC — Assured Guaranty Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $13,796, which represents 8.2% of total net assets.
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Association
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MSDCEP — Minnesota School District Credit Enhancement Program
NATL — National Public Finance Guarantee Program
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$135,667	$—	$135,667
General Obligations	—	20,412	—	20,412
Certificates of Participation	—	2,107	—	2,107
Short-Term Investments	8,339	200	—	8,539

Total Investments	$8,339	$158,386	$—	$166,725

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Missouri Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 93.9%
Revenue Bonds — 78.4%
Continuing Care Retirement Communities — 5.3%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$1,905
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	500	384
Kirkwood Industrial Development Authority, Aberdeen
Series C-2
7.000%, 11/15/2015	1,500	1,501
Lee’s Summit Industrial Development Authority, Senior Living Facilities, John Knox Village Group
Series A
5.000%, 08/15/2014	1,035	1,067
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior
Series A
5.375%, 02/01/2035	1,500	1,373
St. Louis County Industrial Development Authority, Friendship Village West
Series A
5.500%, 09/01/2028	2,000	1,843

		8,073

Education — 4.2%
Curators University System Facilities
Series A
5.000%, 11/01/2033	1,000	1,038
Lincoln University Auxiliary System
(AGC)
5.125%, 06/01/2037	1,000	1,014
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,167
Missouri Health & Educational Facilities Authority, Washington University
Series A
5.375%, 03/15/2039	3,000	3,261

		6,480

Healthcare — 22.3%
Boone County Hospital
5.050%, 08/01/2020	1,200	1,207
5.625%, 08/01/2038	2,000	2,012
Cape Girardeau County Industrial Development Authority, Health Care Facilities, Southeast Missouri Hospital
5.625%, 06/01/2022	245	245
Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022 à	1,255	1,374
Cape Girardeau County Industrial Development Authority, Health Care Facilities, St. Francis Medical Center
Series A
5.125%, 06/01/2023	250	253
5.125%, 06/01/2024	200	200
5.500%, 06/01/2029	500	506
5.750%, 06/01/2039	2,000	2,028
Carthage Hospital
6.000%, 04/01/2038	1,000	804
Cass County Hospital
5.500%, 05/01/2027	2,000	1,824
Clinton County Industrial Development Authority, Health Facilities, Cameron Regional Medical Center
5.000%, 12/01/2037	1,000	702
Grundy County Industrial Development Authority Health Facilities, Wright Memorial Hospital
5.650%, 09/01/2022	1,120	1,097
5.750%, 09/01/2023	1,000	984
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,377
5.000%, 03/01/2022	1,000	960

DESCRIPTION	PAR	FAIR VALUE Ñ

Indiana Finance Authority Health Systems, Sisters of St. Francis Health
5.250%, 11/01/2024	1,000	1,041
Joplin Industrial Development Authority Health Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	1,960
Missouri Health & Educational Facilities Authority, BJC Health Systems
Series A, Escrowed to Maturity
6.750%, 05/15/2012 §	2,310	2,587
Missouri Health & Educational Facilities Authority, Children’s Mercy Hospital
5.625%, 05/15/2039	2,500	2,535
Missouri Health & Educational Facilities Authority, Jefferson Memorial Hospital
(RAAI)
5.000%, 08/15/2019	2,300	2,242
Missouri Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	539
Missouri Health & Educational Facilities Authority, SSM Health Care
Series A
5.000%, 06/01/2036	2,000	2,032
Series B (NATL)
5.000%, 06/01/2018	445	446
Missouri Health & Educational Facilities Authority, St. Luke’s Health
Series 2003-B (AGM)
5.500%, 11/15/2032	2,000	2,112
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	814
St. Louis County Industrial Development Authority, Health Facilities, Ranken-Jordan Project
4.250%, 11/15/2014	125	121
5.000%, 11/15/2027	670	554
5.000%, 11/15/2035	1,300	995
Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035 à	500	589

		34,140

Housing — 3.6%
Kansas City Industrial Development Authority, Multifamily Housing, Grand Boulevard
Series A (GNMA)
5.300%, 11/20/2049	1,290	1,300
Missouri Housing Development Commission, Homeownership Loan Program
Series A1 (AMT) (FHLMC) (FNMA) (GNMA)
5.300%, 03/01/2039	485	494
Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	665	665
Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	320	317
Riverside Industrial Development Authority, Riverside Horizons Project
Series A (ACA)
5.000%, 05/01/2027	1,500	1,416
University City Industrial Development Authority, Multifamily Canterbury
Series A (GNMA)
5.950%, 12/20/2025	1,400	1,400

		5,592

Lease Revenue — 14.8%
Cape Girardeau County, Jackson School District #R-2
(NATL)
5.250%, 03/01/2026	1,000	1,046
Clay County Public Building Authority
Series A (AGM)
5.125%, 05/15/2014	2,000	2,007
Kansas City Municipal Assistance, Capital Appreciation Leasehold
Series B-1, Zero Coupon Bond (AMBAC)
5.640%, 04/15/2027 ¤	2,000	775
Kansas City Special Facilities, MCI Overhaul Base Project
Series G (AMT)
4.750%, 09/01/2028	4,000	3,604
Missouri Board of Public Buildings, Special Obligation
Series A
5.000%, 10/15/2027	1,000	1,038

DESCRIPTION	PAR	FAIR VALUE Ñ

Missouri Board of Public Buildings, State Office Building Special Obligation
Series A
5.125%, 05/01/2026	5,000	5,117
Series A (NATL)
5.000%, 05/01/2024	3,000	3,110
Missouri Development Finance Board, Infrastructure Facilities, Branson
Series A
5.000%, 12/01/2017	1,000	1,017
5.375%, 12/01/2022	750	755
Missouri Development Finance Board, Infrastructure Facilities, Independence Water System Improvement
Series C
5.750%, 11/01/2029	500	516
Platte County School District #R-3
(MDDP)
5.000%, 03/01/2028	200	209
Springfield Public Building, Capital Improvement Program
(AMBAC)
5.000%, 03/01/2024	2,000	2,066
St. Louis Municipal Finance Leasehold, Convention Center Capital Improvement
Series A, Zero Coupon Bond (AGC)
5.700%, 07/15/2026 ¤	1,000	400
5.760%, 07/15/2027 ¤	1,000	375
5.810%, 07/15/2028 ¤	1,000	351
5.960%, 07/15/2029 ¤	1,000	322

		22,708

Miscellaneous — 2.5%
Kennett Industrial Development Authority, Manac Trailers USA Inc Project
(LOC: Regions Bank) (AMT)
4.250%, 03/01/2022	1,500	1,370
4.250%, 03/01/2024	500	439
Missouri Development Finance Board, Infrastructure Facilities, Eastland Center Project
Series A
4.250%, 04/01/2015	1,010	1,063
Sugar Creek Industrial Development, Lafarge North America
Series A (AMT)
5.650%, 06/01/2037	1,000	903

		3,775

Revolving Funds — 1.4%
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control
Series A
5.750%, 01/01/2029	1,000	1,149
Series B
5.250%, 01/01/2015	110	111
Series C
4.750%, 07/01/2023	410	438
5.000%, 07/01/2023	470	490

		2,188

Tax Revenue — 9.1%
Columbia Special Obligation, Electric Utility Improvement
Series A
5.000%, 10/01/2021	400	439
5.000%, 10/01/2023	445	485
5.125%, 10/01/2030	500	530
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,048
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	345
4.500%, 11/01/2022	715	700
Howard Bend Levee District
(SGI)
5.500%, 03/01/2026	1,745	1,778
Jackson County Special Obligation, Harry S Truman Sports Complex
(AMBAC)
5.000%, 12/01/2028	3,000	3,068

DESCRIPTION	PAR	FAIR VALUE Ñ

Kansas City Tax Increment Financing Commission, Maincor Project
Series A
5.250%, 03/01/2018	500	487
Missouri Development Finance Board, Independence Centerpoint Project
Series E
5.125%, 04/01/2025	1,000	997
Missouri Development Finance Board, Independence Crackerneck Creek Project
Series B
5.000%, 03/01/2025	1,000	984
Osage Beach Tax Increment, Prewitt’s Point Project
5.000%, 05/01/2023	1,455	1,100
Raytown Live Redevelopment Plan, Project #1
5.125%, 12/01/2031	1,000	993
Riverside Tax Increment, L-385 Levee Project
5.250%, 05/01/2020	1,000	1,013

		13,967

Transportation — 3.4%
Missouri Highways & Transportation Commission
Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 à	2,000	2,080
Puerto Rico Commonwealth Highway & Transportation Authority
Series K
5.000%, 07/01/2017	1,000	1,015
St. Louis, Lambert
Series A-1
6.125%, 07/01/2024	2,000	2,118

		5,213

Utilities — 11.8%
Carroll County Public Water Supply, District #I
6.000%, 03/01/2039	500	519
Kansas City Sanitary Sewer System
Series A
5.250%, 01/01/2034	2,000	2,100
Kansas City Water
Series A
5.250%, 12/01/2032	500	526
Metropolitan St. Louis Sewer District, Wastewater Systems
Series A
5.750%, 05/01/2038	500	546
Missouri Development Finance Board, Independence Water System
(AMBAC)
5.000%, 11/01/2024	1,000	1,007
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control
Series C, Pre-refunded 07/01/2011 @ 100
5.000%, 07/01/2023 à	4,685	4,943
Missouri Joint Municipal Electric Utility Commission, Power Project, Iatan 2 Project
Series A
6.000%, 01/01/2039	2,000	2,123
Series A (AMBAC)
5.000%, 01/01/2028	1,000	1,006
Missouri Joint Municipal Electric Utility Commission, Power Project, Plum Point Project
(NATL)
5.000%, 01/01/2016	1,500	1,556
North Central Regional Water Commission, Waterworks Systems
5.000%, 01/01/2037	2,070	1,755
Puerto Rico Electric Power Authority
Series WW
5.250%, 07/01/2025	1,000	1,031
St. Joseph Industrial Development Authority, Sewer System Improvements Project
4.750%, 04/01/2020	500	509
4.750%, 04/01/2021	390	396

		18,017

Total Revenue Bonds		120,153

General Obligations — 9.3%
Belton
5.000%, 03/01/2027	1,520	1,609
Blue Springs Neighborhood Improvement
5.000%, 02/15/2029	850	892

DESCRIPTION	PAR	FAIR VALUE Ñ

Fort Osage School District #1
(MDDP)
3.100%, 03/01/2020	2,000	1,940
Jackson County School District #4, Blue Springs
Series A
4.750%, 03/01/2026	2,000	2,092
Jackson County School District #7, Lee’s Summit
4.750%, 03/01/2027	1,000	1,048
Jefferson City School District
Series A, Escrowed to Maturity
6.700%, 03/01/2011 §	275	289
North Kansas City School District #74, Direct Deposit Program
(MDDP)
5.000%, 03/01/2019	275	311
Platte County School District #R-3
3.100%, 03/01/2020	500	488
(NATL)
5.000%, 03/01/2024	685	719
Puerto Rico Commonwealth, Public Improvement
Series A
5.250%, 07/01/2026	1,000	1,000
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	668
St. Charles County, Francis Howell School District, Direct Deposit Program
(MDDP)
5.000%, 03/01/2027	1,000	1,091
Wentzville School District #R-04, Refunding & Improvement
Series A, Zero Coupon Bond (MDDP)
5.130%, 03/01/2026 ¤	5,000	2,104

Total General Obligations		14,251

Certificates of Participation — 6.2%
Belton Refunding & Improvement
5.250%, 03/01/2029	355	360
(NATL)
4.375%, 03/01/2019	500	489
4.500%, 03/01/2022	250	238
Cottleville
5.125%, 08/01/2026	200	178
5.250%, 08/01/2031	1,700	1,449
Hazelwood School District, Energy Improvements Project
4.500%, 03/01/2017	515	541
4.500%, 03/01/2018	445	460
Kansas City Metropolitan Junior College District
4.500%, 07/01/2021	1,025	1,074
Lincoln County Public Water Supply, District #1
6.750%, 06/15/2035	1,500	1,571
Missouri School Boards Association, Liberty Public School District #53
(AGM)
5.250%, 03/01/2025	1,015	1,093
Texas County Justice Center Project
(AGC)
4.500%, 12/01/2025	1,595	1,604
Union
Series A
5.200%, 07/01/2023	520	512

Total Certificates of Participation		9,569

Total Municipal Bonds (Cost $143,756)		143,973

	SHARES
Short-Term Investment — 5.3%
Money Market Fund — 5.3%
First American Tax Free Obligations Fund, Class Z
0.028% Å Ω
(Cost $8,118)	8,117,622	8,118

Total Investments ▲ — 99.2% (Cost $151,874)		152,091

Other Assets and Liabilities, Net — 0.8%		1,220

Total Net Assets — 100.0%		$153,311

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $151,874. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,361
Gross unrealized depreciation	(4,144)

Net unrealized appreciation	$217

ACA — ACA Financial Guaranty Corporation

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax. As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $7,792, which represents 5.1% of total net assets.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LOC — Letter of Credit

MDDP — Missouri Direct Deposit Program

NATL — National Public Finance Guarantee Corporation

RAAI — Radian Asset Assurance Inc.

SGI — Syncora Guarantee Inc.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$120,153	$—	$120,153
General Obligations	—	14,251	—	14,251
Certificates of Participation	—	9,569	—	9,569
Short-Term Investments	8,118	—	—	8,118

Total Investments	$8,118	$143,973	$—	$152,091

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Nebraska Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 98.1%
Revenue Bonds — 74.4%
Continuing Care Retirement Communities — 2.5%
Colorado Health Facilities Authority, Christian Living Communities Project
Series A
5.750%, 01/01/2026	$100	$89
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2037	275	188
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.875%, 02/15/2026	200	183
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	577

		1,037

Education — 18.2%
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	990	976
Missouri Health & Educational Facilities Authority, Washington University
Series A
5.375%, 03/15/2039	500	543
Nebraska Educational Finance Authority
(RAAI)
5.000%, 04/01/2017	605	611
Nebraska Elementary & Secondary School Finance Authority, Boy’s Town Project
4.750%, 09/01/2028	500	506
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,111
University of Nebraska Facilities Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	533
University of Nebraska, Lincoln Memorial Stadium
Series A
5.000%, 11/01/2015	500	542
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	777
University of Nebraska, Omaha Health & Recreation Project
5.000%, 05/15/2033	1,000	1,047
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	366
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	536

		7,548

Healthcare — 20.2%
Adams County Hospital Authority #1, Mary Lanning Memorial Hospital Project
(RAAI)
5.250%, 12/15/2033	1,000	938
Colorado Health Facilities Authority, Evangelical Lutheran
Series B, Mandatory Put 12/01/2014 @ 100
5.000%, 06/01/2039	500	519
Douglas County Hospital Authority #2, Boy’s Town Project
4.750%, 09/01/2028	1,000	994
Douglas County Hospital Authority #2, Children’s Hospital
6.000%, 08/15/2028	1,000	1,052
Douglas County Hospital Authority #3, Methodist Health
5.500%, 11/01/2038	1,000	973
Halifax Florida Hospital, Medical Center
Series A
5.000%, 06/01/2038	600	538
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project
Series A
5.250%, 02/15/2030	600	560

DESCRIPTION	PAR	FAIR VALUE Ñ

Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
Series A, Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 à	500	526
Madison County Hospital Authority #1, Faith Regional Health Services Project
Pre-refunded 01/01/2012 @ 100 (RAAI)
5.500%, 07/01/2021 à	500	538
Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project
(RAAI)
5.200%, 11/15/2016	250	258
5.300%, 11/15/2017	805	826
Platte County Hospital Authority #1, Columbus Community Hospital Project
(RAAI)
5.850%, 05/01/2014	650	657

		8,379

Housing — 1.4%
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments
(GNMA)
5.150%, 11/20/2022	565	572

Miscellaneous — 3.2%
Forsyth, Montana, Pollution Control, Northwestern Corporation
(AMBAC)
4.650%, 08/01/2023	585	566
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Incorporated Project
(AMT)
4.850%, 04/01/2035	500	460
Washington County Wastewater Facilities, Cargill Incorporated Project
(AMT)
5.900%, 11/01/2027	300	308

		1,334

Recreational Facility Authority — 3.3%
Douglas County Zoo Facility, Omaha’s Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,379

Revolving Funds — 1.4%
Nebraska Investment Finance Authority, Drinking Water
Series A
5.150%, 01/01/2016	580	583

Tax Revenue — 2.9%
Omaha Special Tax
5.250%, 10/15/2028	650	700
Series A
5.125%, 02/01/2032	500	510

		1,210

Utilities — 21.3%
Burt County Public Power District, Electric System
4.850%, 07/01/2026	335	318
Central Plains Energy Project, Nebraska Gas Project #1
Series A
5.250%, 12/01/2021	750	759
Grand Island Electric System
(NATL)
5.125%, 08/15/2016	750	787
Hastings Electric System
(AGM)
5.000%, 01/01/2015	250	260
Lincoln Electric System
5.000%, 09/01/2026	250	261
Municipal Energy Agency of Nebraska, Power Supply System
Series A (BHAC)
5.375%, 04/01/2039	150	160
Nebraska Public Power District
Series B
5.000%, 01/01/2033	500	516
Omaha Public Power District, Electric System
Series A
5.500%, 02/01/2033	1,000	1,079
5.500%, 02/01/2035	1,200	1,290
Puerto Rico Commonwealth, Aqueduct & Sewer Authority

DESCRIPTION	PAR	FAIR VALUE Ñ

Series A (AGC)
5.000%, 07/01/2025	500	517
Puerto Rico Electric Power Authority
Series WW
5.250%, 07/01/2025	1,000	1,031
South Sioux City, Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	232
Southern Nebraska Public Power District, Electric System
5.250%, 12/15/2028	1,500	1,597

		8,807

Total Revenue Bonds		30,849

General Obligations — 23.7%
Brown County
4.350%, 06/15/2026	200	200
4.700%, 12/15/2026	400	401
Buffalo County
(AGC)
6.000%, 12/15/2028	195	211
Douglas County School District #10, Elkhorn Public Schools
6.000%, 06/15/2028	500	533
Douglas County School District #17, Millard Public Schools
4.000%, 06/15/2017	1,000	1,049
Douglas County School District #54, Ralston Public Schools
(AGM)
5.000%, 12/15/2016	845	893
La Vista
4.800%, 12/15/2026	345	346
Lancaster County Correctional Facility, Joint Public Agency Building
2.000%, 12/01/2010	1,000	1,011
Lancaster County School District #1, Lincoln Public Schools
Pre-refunded 01/15/2011 @ 100
5.250%, 07/15/2019 à	220	228
Lincoln-Lancaster County Public Building Commission, Tax Supported Lease Rental
4.500%, 10/15/2026	750	759
Madison County School District #2, Norfolk Public Schools (NATL)
5.000%, 12/15/2025	1,000	1,050
Omaha
5.750%, 10/15/2028	450	517
Omaha-Douglas Public Building Commission

DESCRIPTION	PAR	FAIR VALUE Ñ

4.900%, 05/01/2016	500	521
5.100%, 05/01/2020	300	313
Puerto Rico Commonwealth
Series C-7 (NATL)
6.000%, 07/01/2027	250	263
Puerto Rico Commonwealth, Public Improvement
Series A
5.250%, 07/01/2026	375	375
Saunders County
(AGM)
5.000%, 11/01/2030	650	658
Scotts Bluff County
4.550%, 01/15/2026	500	502

Total General Obligations		9,830

Total Municipal Bonds (Cost $39,468)		40,679

	SHARES
Short-Term Investment — 0.7%
First American Tax Free Obligations Fund, Class Z, 0.028% Å Ω
(Cost $302)	301,661	302

Total Investments ▲ — 98.8% (Cost $39,770)		40,981

Other Assets and Liabilities, Net — 1.2%		478

Total Net Assets — 100.0%		$41,459

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $39,770. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,619
Gross unrealized depreciation	(408)

Net unrealized appreciation	$1,211

AGC	—	Assured Guaranty Corporation

AGM	—	Assured Guaranty Municipal Corporation

AMBAC	—	American Municipal Bond Assurance Corporation

AMT	—	Alternative Minimum Tax. As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $768, which represents 1.9% of total net assets.

BHAC	—	Berkshire Hathaway Assurance Corporation

GNMA	—	Government National Mortgage Association

NATL	—	National Public Finance Guarantee Corporation

RAAI	—	Radian Asset Assurance, Inc.

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$30,849	$—	$30,849
General Obligations	—	9,830	—	9,830
Short-Term Investment	302	—	—	302

Total Investments	$302	$40,679	$—	$40,981

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Ohio Tax Free Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 93.9%
Revenue Bonds — 63.6%
Continuing Care Retirement Communities — 2.5%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian Retirement Services
Series A
5.125%, 07/01/2022 (RAAI)	$500	$458
5.000%, 07/01/2026	800	685
Hamilton County Health Care, Life Enriching Communities Project
Series A
5.000%, 01/01/2027	400	364

		1,507

Education — 18.3%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	232
Ohio Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	819
Ohio Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	416
Ohio Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,046
Ohio Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	1,003
Ohio Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	1,011
Ohio Higher Educational Facilities, Otterbein College Project
Series A
5.500%, 12/01/2028	500	530
Ohio Higher Educational Facilities, University of Dayton Project
5.375%, 12/01/2029	645	677
Ohio Higher Educational Facilities, Wittenburg University 2005 Project
5.000%, 12/01/2024	505	467
Ohio Higher Educational Facility Commission, Kenyon College Project
5.250%, 07/01/2044	1,250	1,285
Ohio Higher Educational Facility Commission, Xavier University Project
5.000%, 05/01/2040	1,500	1,495
Pre-refunded 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016 à	1,000	1,114
University of Cincinnati
Series A (FGIC) (NATL)
5.500%, 06/01/2014	1,000	1,060

		11,155

Healthcare — 14.5%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems
Series A (RAAI)
5.250%, 11/15/2016	300	308
Fairfield County Hospital Facilities, Fairfield Medical Center Project
(RAAI)
5.000%, 06/15/2022	345	331
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project
5.000%, 11/01/2034	750	750
Series A
4.750%, 11/01/2023	365	363
Lake County Hospital Facilities, Lake Hospital System
Series C
5.625%, 08/15/2029	750	724
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	363
Lucas County Hospital, Promedica Healthcare
Series D
5.000%, 11/15/2038	400	398
Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	996
Montgomery County, Catholic Health Initiatives
Series A
5.000%, 05/01/2039	750	754
Series D
6.250%, 10/01/2033	100	110

DESCRIPTION	PAR	FAIR VALUE Ñ

Ohio Higher Educational Facility Commission, University Hospitals Health System
Series 2009A
6.750%, 01/15/2039	500	530
Richland County Hospital Facilities, Medcentral Health System Obligated Group
5.250%, 11/15/2036	535	506
Rochester, Minnesota Health Care Facilities, Mayo Clinic
Series D
5.000%, 11/15/2038	1,375	1,401
Ross County Hospital Facilities, Adena Health System
5.500%, 12/01/2028	500	506
Scioto County Hospital Facilities, Southern Ohio Medical Center
5.750%, 02/15/2038	800	809

		8,849

Housing — 3.9%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities
Series C (FHLMC) (FNMA) (GNMA)
5.200%, 09/01/2029	1,000	1,027
Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	500	506
Series F (FHLMC) (FNMA) (GNMA)
5.450%, 09/01/2033	830	856

		2,389

Lease Revenue — 3.6%
Cleveland-Cuyahoga County Port Authority, Rita Project
(RAAI)
5.000%, 11/15/2019	750	751
Riversouth Authority, Lazarus Building Redevelopment
Series A
5.750%, 12/01/2027	400	366
Riversouth Authority, Riverfront Area Redevelopment
Series A
5.250%, 12/01/2017	1,000	1,087

		2,204

Miscellaneous — 1.7%
Toledo-Lucas County Port Authority Facilities, Cargill Incorporated Project
Series B
4.500%, 12/01/2015	1,000	1,057

Revolving Funds — 1.8%
Ohio Water Development Authority, Water Pollution Control
Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 à	1,000	1,089

Tax Revenue — 1.7%
Buckeye Tobacco Settlement Financing Authority
Series A-2
5.875%, 06/01/2030	200	167
Puerto Rico Sales Tax Financing Corporation, First Subordinate
Series A
5.375%, 08/01/2039	500	513
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	360

		1,040

Transportation — 1.7%
Columbus Regional Airport Authority
(NATL)
5.000%, 01/01/2028	1,000	1,021

Utilities — 13.9%
American Municipal Power, Prairie State Energy Campus Project
Series A
5.000%, 02/15/2031	1,000	1,024
Columbus Sewer System
Series A
4.250%, 06/01/2030	1,000	989
Hamilton County Sewer System, Metropolitan Sewer District
Series A (NATL)
5.000%, 12/01/2026	930	985
Hamilton Electric
Series A (AGM)
4.300%, 10/15/2016	1,000	1,079
Montgomery County Water, Greater Moraine Beaver

DESCRIPTION	PAR	FAIR VALUE Ñ

(AMBAC)
5.375%, 11/15/2016	1,000	1,033
Northeast Ohio Regional Sewer District, Wastewater Improvement
(NATL)
4.500%, 11/15/2037	700	688
Ohio Air Quality Development Authority, FirstEnergy Generation
Series A
5.700%, 08/01/2020	500	523
Ohio Water Development Authority, Fresh Water Services
Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 §	750	751
Ohio Water Development Authority, Water Pollution Control, Water Quality
Series A
5.000%, 06/01/2030	200	215
Puerto Rico Electric Power Authority
Series WW
5.375%, 07/01/2023	400	418
Series XX
5.250%, 07/01/2040 «	750	740

		8,445

Total Revenue Bonds		38,756

General Obligations — 28.7%
Cincinnati, Various Purpose
Series A
4.500%, 12/01/2029	150	151
Cincinnati City School District, Classroom Construction & Improvement
(FGIC) (NATL)
5.250%, 12/01/2019	535	613
5.250%, 12/01/2027	380	433
Columbus City School District, School Facilities Construction & Improvement
Series B
5.000%, 12/01/2027	1,320	1,413
Cuyahoga Falls, Various Purpose
4.250%, 12/01/2034	750	705
Dayton City School District, School Facilities Construction & Improvement
Series D (FGIC) (NATL)
5.000%, 12/01/2011	500	532
Franklin County, Various Purpose
4.500%, 12/01/2027	690	719
Gahanna, Various Purpose
(NATL)
5.000%, 12/01/2027	400	423
Greene County, General Infrastructure
(AMBAC)
5.250%, 12/01/2026	1,000	1,078
Highland School District
Zero Coupon Bond (OSDCEP)
4.258%, 12/01/2022 ¤	100	59
Highland School District, School Facilities Construction & Improvement
(OSDCEP)
5.375%, 12/01/2033	1,000	1,087
Ohio Common Schools
Series A
5.125%, 09/15/2022	1,000	1,056
Ohio Higher Education
Series A
5.000%, 08/01/2022	1,000	1,051
Series A, Pre-refunded 02/01/2011 @ 100
5.000%, 02/01/2019 à	1,000	1,038
Series B, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2015 à	1,000	1,068
Ohio Infrastructure Improvement
Series A
5.500%, 02/01/2020	1,000	1,169
Ohio Parks & Recreational Facilities
Series II-A (AGM)
5.250%, 02/01/2020	1,000	1,084
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	260	273
Sidney City School District

DESCRIPTION	PAR	FAIR VALUE Ñ

(FGIC) (NATL)
4.375%, 12/01/2027	755	753
Solon Refunding & Improvement
5.000%, 12/01/2021	1,000	1,094
St. Marys City School District, School Facilities, Construction & Improvement
(AGM) (OSDCEP)
5.000%, 12/01/2028	600	626
Toledo City School District, School Facilities Improvement
(AGM) (OSDCEP)
5.000%, 12/01/2014	1,000	1,100

Total General Obligations		17,525

Certificates of Participation — 1.6%
Mahoning County Career & Technical Center
Series B
4.750%, 12/01/2036	475	457
Mayfield City School District, Middle School Project
Series B, Zero Coupon Bond
5.010%, 09/01/2027 ¤	435	184
5.068%, 09/01/2028 ¤	855	340

Total Certificates of Participation		981

Total Municipal Bonds
(Cost $55,928)		57,262

	SHARES
Short-Term Investments — 8.2%
Money Market Fund — 7.4%
First American Tax Free Obligations Fund, Class Z
0.028% Å Ω	4,486,030	4,486

	PAR
Variable Rate Demand Note — 0.8%
Ohio Higher Educational Facility, Ohio Dominican University Project
(LOC: JP Morgan Chase Bank)
0.290%, 12/01/2037 ❖	$500	500
Total Short-Term Investments
(Cost $4,986)		4,986

Total Investments ▲ — 102.1%
(Cost $60,914)		62,248

Other Assets and Liabilities, Net — (2.1)%		(1,307)

Total Net Assets — 100.0%		$60,941

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

«	Security purchased on a when-issued basis. On March 31, 2010 the total cost of investments purchased on a when-issued basis was $733 or 1.2% of total net assets.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $60,914. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,881
Gross unrealized depreciation	(547)

Net unrealized appreciation	$1,334

AGM — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $506, which represents 0.8% of total net assets.

FGIC — Financial Guaranty Insurance Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corporation
OSDCEP — Ohio School District Credit Enhancement Program
RAAI — Radian Asset Assurance Inc.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$38,756	$—	$38,756
General Obligations	—	17,525	—	17,525
Certificates of Participation	—	981	—	981
Short-Term Investments	4,486	500	—	4,986

Total Investments	$4,486	$57,762	$—	$62,248

Schedule of Investments March 31, 2010, all dollars are rounded to thousands (000)
Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 96.9%
Revenue Bonds — 46.5%
Continuing Care Retirement Communities — 2.8%
Clackamas County Hospital Facility Authority, Robison Jewish Home
5.125%, 10/01/2024	$1,000	$805
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2027	1,000	768
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project
6.500%, 12/01/2029	1,900	1,915
Series A
5.250%, 12/01/2026	1,000	934

		4,422

Education — 4.8%
Forest Grove Campus Improvement, Pacific University Project
5.750%, 05/01/2024	250	254
Series A (RAAI)
5.000%, 05/01/2022	2,350	2,275
Oregon Facilities Authority, Linfield College Project
Series A
5.000%, 10/01/2025	1,000	999
Oregon Facilities Authority, University of Portland Projects
Series A
4.500%, 04/01/2021	2,000	1,988
Oregon Facilities Authority, Willamette University Projects
Series A
4.300%, 10/01/2021	1,085	1,067
Oregon Health & Science University
Series A (NATL)
5.250%, 07/01/2022	1,000	1,014

		7,597

Healthcare — 14.1%
Clackamas County Hospital Facility Authority, Legacy Health System
Series A
5.000%, 07/15/2021	1,000	1,035
Clackamas County Hospital Facility Authority, Willamette Falls Hospital Project (RAAI)
5.500%, 04/01/2022 «	1,200	1,202
Deschutes County Facilities Authority, Cascade Healthcare Community
7.375%, 01/01/2023	1,500	1,732
Series B (AMBAC)
5.000%, 01/01/2016	250	260
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGC)
4.750%, 09/01/2020	1,425	1,414
Medford Hospital Facilities Authority, Asante Health System
5.500%, 08/15/2028 (AGM)	3,000	3,203
Series A (NATL)
5.250%, 08/15/2011	325	326
5.375%, 08/15/2012	320	321
Multnomah County Hospital Facilities Authority, Adventist Health System/West
Series A
4.500%, 09/01/2021	440	438
5.000%, 09/01/2021	1,875	1,939
Multnomah County Hospital Facilities Authority, Providence Health System
5.250%, 10/01/2022	1,000	1,044

DESCRIPTION	PAR	FAIR VALUE Ñ

Oregon Facilities Authority, Legacy Health System
Series A
4.250%, 03/15/2017	2,000	2,030
4.750%, 03/15/2024	1,000	991
Oregon Facilities Authority, Peacehealth
Series A
5.000%, 11/01/2020	1,000	1,064
Oregon Facilities Authority, Samaritan Health Services
Series A
5.000%, 10/01/2019	1,250	1,303
5.000%, 10/01/2024	1,685	1,699
Salem Hospital Facility Authority
Series A
5.750%, 08/15/2023	1,500	1,612
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives
Series A
5.000%, 03/01/2012	690	735

		22,348

Housing — 1.7%
Oregon Housing & Community Services, Single Family Mortgage Program
Series A
4.050%, 01/01/2018	245	248
6.400%, 07/01/2018	170	170
Series D
4.750%, 07/01/2022	1,250	1,296
Series E (FHA)
5.750%, 07/01/2013	185	190
Portland Housing Authority, Yards Union Station Project (AMT)
4.750%, 05/01/2022	705	703

		2,607

Lease Revenue — 0.6%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,019

Recreational Facility Authority — 0.6%
Portland Urban Renewal & Redevelopment, Convention Center
Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,018

Tax Revenue — 5.1%
Keizer Assessment, Keizer Station Area A Local Improvement District
5.200%, 06/01/2031	925	947
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,072
Oregon Department of Administrative Services Lottery
Series A (AGM)
5.000%, 04/01/2012	1,050	1,054
Portland Economic Development, Broadway Project
Series A
5.125%, 04/01/2016	880	977
6.250%, 04/01/2023	1,355	1,536
Portland Urban Renewal & Redevelopment, South Park Blocks
Series B
5.000%, 06/15/2021	2,030	2,203
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	286

		8,075

DESCRIPTION	PAR	FAIR VALUE Ñ

Transportation — 5.8%
Oregon Department of Transportation, Highway User Tax
Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 à	2,260	2,328
Series A
5.000%, 11/15/2021	1,000	1,119
5.000%, 11/15/2024	1,000	1,055
Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 à	1,000	1,114
Portland International Airport
Series 12A (FGIC) (NATL)
5.250%, 07/01/2011	1,165	1,169
5.250%, 07/01/2012	2,000	2,007
Redmond Airport
5.500%, 06/01/2024	215	215
5.750%, 06/01/2027	200	200

		9,207

Utilities — 11.0%
Eugene Electric Utilities (AGM)
5.000%, 08/01/2011	1,305	1,310
Lane County Metropolitan Wastewater Management
5.000%, 11/01/2022	1,500	1,622
(FGIC) (NATL)
5.000%, 11/01/2021	820	877
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,450
Series B
4.800%, 06/01/2010	400	402
Portland Sewer System, First Lien
Series A
4.750%, 06/15/2024	1,000	1,059
Portland Sewer System, Second Lien
Series B (NATL)
5.000%, 06/15/2023	1,175	1,260
Portland Water System
Series A
5.000%, 05/01/2015	2,000	2,297
Portland Water System, Second Lien
Series A (NATL)
4.375%, 10/01/2024	500	514
Puerto Rico Commonwealth, Aqueduct & Sewer Authority
Series A (AGC)
5.000%, 07/01/2025	1,500	1,550
Puerto Rico Electric Power Authority
Series WW
5.375%, 07/01/2023	800	835
The Dalles Water Revenue (AMBAC)
4.250%, 06/01/2020	325	334
Washington County Clean Water Services
(FGIC) (NATL)
5.125%, 10/01/2014	1,790	1,875
(NATL)
5.000%, 10/01/2014	1,000	1,133

		17,518

Total Revenue Bonds		73,811

General Obligations — 47.0%
Chemeketa Community College District
(SBG)
5.500%, 06/15/2024	1,000	1,131
Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 §	2,170	2,457
Clackamas & Washington Counties School District #3JT, West Linn-Wilsonville (SBG)
4.125%, 06/15/2025	1,070	1,081
Clackamas Community College District (NATL)
5.000%, 05/01/2019	1,145	1,248
Clackamas County School District #115

DESCRIPTION	PAR	FAIR VALUE Ñ

Series B (NATL) (SBG)
4.500%, 06/15/2021	1,975	2,084
Clackamas County School District #12, North Clackamas, Deferred Interest
Series B, Convertible CABs (AGM) (SBG)	3,135	3,174
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022
0.000% through 06/15/2011, thereafter 5.000%, 06/15/2027	5,000	4,930
Clackamas County School District #46, Oregon Trail
Series A (SBG)
5.000%, 06/15/2024	1,000	1,092
Clackamas County School District #7J, Lake Oswego (AGM)
5.250%, 06/01/2025	200	236
Clackamas County School District #86, Canby (AGM) (SBG)
5.000%, 06/15/2018	1,000	1,094
5.000%, 06/15/2021	1,305	1,399
Deschutes & Jefferson Counties School District #2J, Redmond
Series A (FGIC) (NATL) (SBG)
5.000%, 06/15/2013	1,250	1,393
Series B, Zero Coupon Bond (FGIC) (NATL) (SBG)
4.389%, 06/15/2021 ¤	1,000	615
Series B, Zero Coupon Bond (SBG)
4.509%, 06/15/2022 ¤	3,030	1,758
Deschutes County (AGM)
5.000%, 12/01/2014	1,755	1,927
Deschutes County School District #6, Sisters
Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 à	1,725	1,827
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,085
Independence, City Hall Project (AGM)
4.000%, 06/15/2021 «	365	373
4.000%, 06/15/2022 «	375	380
4.000%, 06/15/2023 «	390	392
4.000%, 06/15/2024 «	360	360
Jackson County School District #549C, Medford (SBG)
5.000%, 06/15/2012	2,000	2,176
Josephine County Unit School District, Three Rivers (FGIC) (NATL) (SBG)
5.000%, 12/15/2019	1,000	1,141
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,130
Linn County Community School District #9, Lebanon
Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 à	1,000	1,136
Marion & Clackamas Counties School District #4J, Silver Falls (NATL) (SBG)
4.500%, 06/15/2022	1,305	1,370
McMinnville School District #40 (AGM)
5.500%, 06/15/2013	1,000	1,133
Metro National Areas
5.250%, 09/01/2014	1,000	1,039
5.000%, 06/01/2020	1,635	1,822
Multnomah County School District #7, Reynolds
Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 à	1,000	1,060
Multnomah-Clackamas Counties School District #10JT, Gresham-Barlow
(AGM) (SBG)
5.250%, 06/15/2017	1,000	1,166
Pre-refunded 06/15/2011 @ 100 (AGM) (SBG)
5.500%, 06/15/2013 à	1,780	1,886

DESCRIPTION	PAR	FAIR VALUE Ñ

Multnomah-Clackamas Counties School District #28JT
Zero Coupon Bond (AMBAC) (SBG)
3.237%, 06/01/2016 ¤	1,000	779
North Lincoln Fire & Rescue District #1 (AGM)
4.250%, 02/01/2018	125	132
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	447
Portland Community College District
Series A, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 à	1,375	1,452
Puerto Rico Commonwealth, Government Development
Series B
5.000%, 12/01/2014	1,000	1,050
Puerto Rico Public Buildings Authority
Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,023
Redmond, Terminal Expansion Project
4.000%, 06/01/2021	240	237
4.250%, 06/01/2023	200	197
4.375%, 06/01/2024	200	197
4.625%, 06/01/2029	900	878
Salem-Keizer School District #24J (AGM) (SBG)
5.000%, 06/15/2014	1,150	1,309
Series B, Deferred Interest, Zero Coupon Bond (SBG)
4.509%, 06/15/2022 ¤	1,600	928
Sandy
4.000%, 06/01/2015	190	204
4.000%, 06/01/2016	150	158
4.000%, 06/01/2017	210	219
4.000%, 06/01/2018	240	248
4.000%, 06/01/2019	100	102
The Dalles
4.000%, 06/01/2017	130	138
4.000%, 06/01/2018	140	147
4.000%, 06/01/2019	75	78
Tualatin Hills Park & Recreation District (FGIC) (NATL)
5.750%, 03/01/2013	870	982
Umatilla County School District #16R, Pendleton (FGIC) (NATL)
5.250%, 07/01/2014	1,540	1,733
Wasco County School District #12 (AGM) (SBG)
5.500%, 06/15/2014	1,080	1,252
Washington & Clackamas Counties School District #23J, Tigard
(FGIC) (NATL)
5.500%, 06/01/2013	1,000	1,131
Zero Coupon Bond
2.524%, 06/15/2014 ¤	1,030	927
Washington County
5.000%, 06/01/2022	1,525	1,655
Washington County School District #48J, Beaverton
Series A (AGM)
5.000%, 06/01/2014	1,600	1,822
5.000%, 06/01/2016	1,500	1,670
Washington, Multnomah & Yamhill Counties School District #1J
5.000%, 11/01/2014	1,000	1,139
Washington, Multnomah & Yamhill Counties School District #1J, Hillsboro
(NATL)
5.000%, 06/15/2019	2,490	2,760
Yamhill County School District #29J, Newberg (FGIC) (NATL) (SBG)
5.250%, 06/15/2015	1,260	1,444
5.250%, 06/15/2016	1,835	2,096
Yamhill County School District #40, McMinnville (AGM) (SBG)
5.000%, 06/15/2023	1,005	1,074

Total General Obligations		74,703

Certificates of Participation — 3.4%
Oregon Department of Administrative Services
Series A

DESCRIPTION	PAR	FAIR VALUE Ñ

4.700%, 05/01/2025	1,500	1,563
Series A (FGIC) (NATL)
5.000%, 11/01/2018	1,060	1,150
Series C
5.000%, 11/01/2025	2,555	2,705

Total Certificates of Participation		5,418

Total Municipal Bonds (Cost $148,591)		153,932

	SHARES
Short-Term Investment — 3.9%
First American Tax Free Obligations Fund, Class Z
0.028% Å Ω
(Cost $6,112)	6,111,866	6,112

Total Investments ▲ — 100.8% (Cost $154,703)		160,044

Other Assets and Liabilities, Net — (0.8)%		(1,185)

Total Net Assets — 100.0%		$158,859

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

«	Security purchased on a when-issued basis. On March 31, 2010, the total cost of investments purchased on a when-issued basis was $2,714 or 1.7% of total net assets.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $154,703. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,378
Gross unrealized depreciation	(1,037)

Net unrealized appreciation	$5,341

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax. As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $703, which represents 0.4% of total net assets.

COMGTY — Commonwealth Guaranty

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

NATL — National Public Finance Guarantee Corporation

RAAI — Radian Asset Assurance Inc.

SBG — School Bond Guaranty Program

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Municipal Bonds
Revenue Bonds	$—	$73,811	$—	$73,811
General Obligations	—	74,703	—	74,703
Certificates of Participation	—	5,418	—	5,418
Short-Term Investment	6,112	—	—	6,112

Total Investments	$6,112	$153,932	$—	$160,044

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Short Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 63.3%
Alaska — 0.6%
Revenue Bond — 0.6%
Alaska Railroad Corporation, Capital Grant Receipts
(FGIC) (NATL)
5.000%, 08/01/2012	$1,825	$1,955

Arizona — 1.5%
Revenue Bonds — 1.5%
Maricopa County Hospital, Sun Health Corporation
Escrowed to Maturity
5.000%, 04/01/2011 §	3,815	3,983
Salt River Project, Arizona Agriculture Improvement & Power District Electric Systems
Series A
5.000%, 01/01/2020	500	555

		4,538

Arkansas — 0.9%
Revenue Bond — 0.9%
North Little Rock Health Facilities Board, Baptist Health
Series B
5.375%, 12/01/2019	2,750	2,899

California — 3.9%
Revenue Bonds — 1.0%
California Statewide Communities Development Authority, Health Facility, Adventist Health
Series A
5.000%, 03/01/2016	2,500	2,622
Northern California Power Agency
Series A
5.000%, 07/01/2016 «	500	553

		3,175

General Obligations — 2.9%
California Economic Recovery
Series A
5.000%, 07/01/2020	4,000	4,336
Long Beach Community College
Series A
9.850%, 01/15/2013	3,750	4,465

		8,801

		11,976

Colorado — 3.9%
Revenue Bonds — 3.9%
Colorado Health Facilities Authority, Catholic Health Initiatives
Series A
5.000%, 07/01/2015	3,345	3,696
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	437
Series B, Mandatory Put 12/01/2014 @ 100
5.000%, 06/01/2039	2,400	2,489
Colorado Health Facilities Authority, North Colorado Medical Center Project
Series A (AGM)
5.000%, 05/15/2013	1,010	1,083
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	1,057
Denver City & County Airport System
Series A
5.000%, 11/15/2017	1,110	1,220
Series A2, Mandatory Put 05/15/2010 @ 100 (AMT)
5.250%, 11/15/2032	2,000	2,011

		11,993

DESCRIPTION	PAR	FAIR VALUE Ñ

District of Columbia — 0.6%
Revenue Bond — 0.6%
District of Columbia, Georgetown University
Series A
5.000%, 04/01/2014	1,700	1,855

Florida — 7.2%
Revenue Bonds — 7.2%
Florida Department of Environmental Protection Preservation, Florida Forever
Series B (NATL)
5.000%, 07/01/2011	10,000	10,536
Florida Hurricane Catastrophe Fund Financial Corporation
Series A
5.250%, 07/01/2012	4,000	4,312
Highlands County Health Facilities Authority, Adventist Health
5.000%, 11/15/2015	1,000	1,103
5.000%, 11/15/2016	2,000	2,179
Miami-Dade County Health Facilities Authority, Miami Children’s Hospital
Series A-1, Mandatory Put 08/01/2011 @ 100 (NATL)
4.125%, 08/01/2046	1,000	1,023
South Miami Health Facilities Authority, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,138
Tallahassee Energy Systems
(NATL)
5.000%, 10/01/2012	1,000	1,085

		22,376

Georgia — 1.0%
General Obligation — 1.0%
Georgia
Series B
5.000%, 07/01/2021	2,900	3,269

Hawaii — 0.5%
Revenue Bond — 0.5%
Hawaii Department of Budget & Finance, Special Purpose
Series C1
7.500%, 11/15/2015	1,500	1,518

Illinois — 1.4%
Revenue Bonds — 1.4%
Illinois Finance Authority, Clare at Water Tower Project
Series A
5.100%, 05/15/2011 ∞	1,000	399
Illinois Finance Authority, Illinois Institute of Technology
6.250%, 02/01/2019	500	526
Illinois Finance Authority, Landing at Plymouth Place Project
Series A
5.000%, 05/15/2011	500	506
Illinois Finance Authority, Rush University Medical Center
Series A
5.000%, 11/01/2013	1,630	1,745
5.000%, 11/01/2014	1,105	1,184

		4,360

Indiana — 1.0%
Revenue Bonds — 1.0%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	1,002
Crown Point, Temps-Wittenberg Village Project
Series C-2
6.500%, 11/15/2013	2,000	2,001

		3,003

Iowa — 1.3%
Revenue Bond — 1.3%
Iowa Higher Education, Private College Facility, Grinnell
Escrowed to Maturity
2.100%, 12/01/2011 §	4,000	4,079

DESCRIPTION	PAR	FAIR VALUE Ñ

Kansas — 1.9%
Revenue Bonds — 1.9%
Olathe Health Facilities, Olathe Medical Center
4.000%, 09/01/2012	1,150	1,205
Series A, Mandatory Put 03/01/2013 @ 100
4.125%, 09/01/2037	1,350	1,395
Wichita Hospital Improvement
Series III A
5.000%, 11/15/2014	1,000	1,102
5.000%, 11/15/2016	1,000	1,082
Wichita Hospital, Christi Health System
5.000%, 11/15/2015	1,000	1,102

		5,886

Louisiana — 0.7%
Revenue Bond — 0.7%
Tangipahoa Parish Hospital Service District #1, North Oaks Medical Center Project
Series A
5.000%, 02/01/2011	2,035	2,067

Massachusetts — 2.1%
Revenue Bonds — 2.1%
Massachusetts Development Finance Agency, Senior Living Facility, Groves-Lincoln
Series B2
6.250%, 06/01/2014	2,000	2,001
Massachusetts Educational Financing Authority, Issue I
Series B (AMT)
4.500%, 01/01/2016	2,455	2,442
Massachusetts Health & Educational Facilities Authority, Northeastern University
Series T-1, Mandatory Put 02/16/2012 @ 100
4.125%, 10/01/2037	2,000	2,071

		6,514

Michigan — 1.1%
Revenue Bond — 0.7%
Michigan Hospital Finance Authority, Ascension Health Senior Credit Group
Series B
5.000%, 11/15/2016	2,030	2,234

General Obligation — 0.4%
Warren School District, School Improvement
(FGIC) (NATL)
5.000%, 05/01/2012	1,200	1,279

		3,513

Minnesota — 6.9%
Revenue Bonds — 2.7%
Minneapolis & St. Paul Housing & Redevelopment Authority, HealthPartners Obligated Group Project
5.250%, 12/01/2012	1,000	1,053
Minneapolis & St. Paul Metropolitan Apartments
Series B (AMT)
5.000%, 01/01/2015	2,500	2,690
Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essentia
Series C-1 (AGC)
5.000%, 02/15/2015	1,335	1,454
Minnesota Higher Education Facilities Authority, Bethel University
Series 6-R
5.500%, 05/01/2016	910	933
5.500%, 05/01/2017	1,065	1,090
St. Cloud Health Care Facilities, CentraCare Health System
Series A
5.000%, 05/01/2015	1,000	1,089
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus
Series 3-A
5.000%, 05/01/2010	85	85

		8,394

General Obligations — 4.2%
Bemidji Temporary Sales Tax
4.500%, 02/01/2012	3,000	3,085

DESCRIPTION	PAR	FAIR VALUE Ñ

Edina Independent School District #273
Series A
1.500%, 02/14/2011	10,000	10,090

		13,175

		21,569

Mississippi — 1.1%
Revenue Bond — 1.1%
Mississippi
Series B-1 (AGC)
4.000%, 07/01/2015	3,235	3,401

Missouri — 1.9%
Revenue Bonds — 1.9%
Kirkwood Industrial Development Authority, Aberdeen Heights
Series C-3
6.500%, 05/15/2015	3,000	3,001
Missouri Finance Board, Infrastructure Facilities, Water Systems
Series E
4.000%, 11/01/2016	2,020	2,056
Osage Beach Tax Increment, Prewitt’s Point Project
4.625%, 05/01/2011	895	883

		5,940

Nebraska — 1.0%
Revenue Bond — 1.0%
Central Plains Energy Project, Nebraska Gas Project #1
Series A
5.250%, 12/01/2021	3,000	3,037

New Hampshire — 1.5%
Revenue Bonds — 1.5%
New Hampshire Health & Education Facilities Authority, Concord Hospital
Series D2
5.000%, 05/01/2010	1,915	1,920
5.000%, 05/01/2011	2,585	2,660

		4,580

New Mexico — 0.7%
Revenue Bond — 0.7%
New Mexico Educational Assistance Foundation
Series C (AMT)
3.900%, 09/01/2014	2,000	2,097

New York — 1.2%
General Obligation — 1.2%
New York
Series A
5.000%, 08/01/2011	3,435	3,633

North Carolina — 0.3%
Revenue Bond — 0.3%
North Carolina Municipal Power Agency, #1 Catawba Electric
Series C
5.000%, 01/01/2021	1,000	1,067

Oklahoma — 0.4%
Revenue Bond — 0.4%
Tulsa County Individual Educational Facilities Authority, Jenks Public School
5.000%, 09/01/2014	1,125	1,274

Oregon — 1.0%
Revenue Bond — 1.0%
Medford Hospital Facilities Authority, Asante Health System
(AGM)
5.000%, 08/15/2015	2,840	3,130

DESCRIPTION	PAR	FAIR VALUE Ñ

South Carolina — 2.1%
Revenue Bonds — 1.0%
Georgetown County Pollution Control Facilities, International Paper Company Project
Series A
5.125%, 02/01/2012	1,500	1,549
Richland County Environmental Improvement
Series A
4.600%, 09/01/2012	1,000	1,035
South Carolina Jobs-Economic Development Authority, Palmetto Health
5.000%, 08/01/2015	500	528

		3,112

Certificate of Participation — 1.1%
Scago Public Facilities Corporation, Lancaster County Project
(AGC)
3.500%, 12/01/2011	3,315	3,430

		6,542

South Dakota — 0.4%
Revenue Bond — 0.4%
South Dakota Health & Educational Facilities Authority, Sanford Health
4.500%, 11/01/2015	1,305	1,396

Tennessee — 1.4%
Revenue Bonds — 1.4%
Memphis-Shelby County Airport Authority
Series B (AMT)
5.000%, 07/01/2016	1,000	1,055
Memphis-Shelby County Sports Authority, Memphis Arena Project
Series B
5.500%, 11/01/2020	1,270	1,377
Metropolitan Nashville Airport Authority
Series A
5.000%, 07/01/2016	1,800	1,966

		4,398

Texas — 6.3%
Revenue Bonds — 4.9%
Dallas Fort Worth International Airport
Series A
5.000%, 11/01/2021	1,000	1,050
Lower Colorado River Authority (AMBAC)
5.000%, 05/15/2012	2,615	2,818
Escrowed to Maturity
5.000%, 05/15/2012 §	70	75
Tarrant County Cultural Education Facilities, CC Young Memorial Home
Series B-2
6.500%, 02/15/2014	2,000	2,001
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Hendrick Medical Center
Series A
4.000%, 09/01/2015	1,425	1,464
4.000%, 09/01/2016	1,070	1,080
4.375%, 09/01/2018	1,355	1,346
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Mirador Project
Series B-2
6.250%, 11/15/2014	2,000	1,999
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Stayton at Musuem Way Project
Series C-2
6.500%, 11/15/2014	2,000	1,976
Tyler Health Facilities Development Corporation, East Texas Medical Center
Series A
5.000%, 11/01/2010	1,500	1,522

		15,331

General Obligation — 1.4%
Texas Public Finance Authority
5.000%, 10/01/2010	4,275	4,376

		19,707

DESCRIPTION	PAR	FAIR VALUE Ñ

Virgin Islands — 0.3%
Revenue Bond — 0.3%
Virgin Islands Public Finance Authority
Series B
5.000%, 10/01/2019	1,000	1,020

Virginia — 5.1%
Revenue Bonds — 5.1%
Amelia County Industrial Development Authority, Solid Waste Disposal, Waste Management Project
Mandatory Put 04/01/2013 @ 100 (AMT)
3.375%, 04/01/2027 «	2,000	2,003
Virginia Housing Development Authority, Commonwealth Mortgage
Series D1 (AMT)
4.300%, 01/01/2014	7,000	7,160
Virginia Public Building Authority
Series A
5.000%, 08/01/2014	6,000	6,652

		15,815

Washington — 0.8%
Revenue Bonds — 0.8%
Washington Health Care Facilities Authority, Central Washington Health Services
5.000%, 07/01/2013	1,225	1,284
5.000%, 07/01/2014	1,150	1,205

		2,489

Wisconsin — 1.3%
Revenue Bonds — 1.3%
Wisconsin Health & Educational Facilities Authority, Aurora Health Care
Series A
5.000%, 04/15/2016	1,000	1,047
Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health
Series A
5.000%, 04/01/2010	1,940	1,940
Wisconsin Health & Educational Facilities Authority, St. John’s Communities
5.400%, 09/15/2014	1,000	992

		3,979

Total Municipal Bonds (Cost $192,996)		196,875

SHARES
Short-Term Investments — 35.7%
Money Market Fund — 9.8%
First American Tax Free Obligations Fund, Class Z
0.028% Å Ω	30,358,344	30,358

	PAR
Variable Rate Demand Notes ❖ — 25.9%
California Financial Authority, Goodwill Industries — Orange County
(LOC: Wells Fargo Bank)
0.330%, 10/01/2033	$5,545	5,545
Cleveland-Cuyahoga County Port Authority, Carnegie/89th Garage Project
(LOC: JP Morgan Chase Bank)
0.300%, 01/01/2037	9,800	9,800
Cohasset Power & Light Company Project
Series A (LOC: LaSalle Bank)
0.320%, 06/01/2020	5,420	5,420
Colorado Educational & Cultural Facilities Authority, Denver Seminary Project
(LOC: Wells Fargo Bank)
0.380%, 07/01/2034	2,575	2,575
Glendale Individual Development Authority, Senior Living Facilities, Friendship Retirement Corporation
(LOC: Wells Fargo Bank)
0.380%, 01/01/2027	5,500	5,500
Indiana Finance Authority, Parkview Health Systems
Series C (LOC: Wells Fargo Bank)
0.250%, 11/01/2039	10,655	10,655
Indiana Health Facilities, Financing Authority, Anthony Wayne Rehabilitation Center
(LOC: Wells Fargo Bank)
0.380%, 02/01/2031	2,345	2,345

	PAR
Jefferson County, Rocky Mountain Butterfly Project
(LOC: Wells Fargo Bank)
0.380%, 06/01/2028	1,145	1,145
Lake Oswego Redevelopment Agency Tax Increment
Series A (LOC: Wells Fargo Bank)
0.380%, 06/01/2020	2,265	2,265
Louisiana
Series A (LOC: BNP Paribas)
0.300%, 07/15/2026	6,205	6,205
Milwaukee Redevelopment Authority, Yankee Hill Apartments
(LOC: Wells Fargo Bank)
0.280%, 09/01/2025	1,100	1,100
Missouri Health & Educational Facilities Authority, Barnes Hospital Project
(LOC: JP Morgan Chase Bank)
0.270%, 12/01/2015	7,485	7,485
South Fulton Municipal Regional Water & Sewer Authority
(LOC: Bank of America)
0.320%, 01/01/2033	7,000	7,000
Washington Health Care Facilities Authority, Southwest Washington Medical Center
Series B (LOC: Bank of America)
0.270%, 09/01/2034	6,875	6,875
Wisconsin Health & Educational Facilities Authority, Gundersen Lutheran
Series A (LOC: Wells Fargo Bank)
0.300%, 05/01/2020	6,700	6,700

		80,615

Total Short-Term Investments (Cost $110,973)		110,973

Total Investments ▲ — 99.0% (Cost $303,969)		307,848

Other Assets and Liabilities, Net — 1.0%		2,961

Total Net Assets — 100.0%		$310,809

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

«	Security purchased on a when-issued basis. On March 31, 2010 the total cost of investments purchased on a when-issued basis was $2,556 or 0.8% of total net assets.

∞	Illiquid security — A security is considered illiquid if it may not be sold or disposed in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2010, the fair value of this investment was $399 or 0.1% of total net assets. Information concerning the illiquid security is as follows:

		Date	Cost
Security	Par	Acquired	Basis

Illinois Finance Authority, Clare at Water Tower Project, Series A	$1,000	11/05	$997

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $303,969. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,709
Gross unrealized depreciation	(830)

Net unrealized appreciation	$3,879

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax. As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $19,458, which represents 6.3% of total net assets.

FGIC — Financial Guarantee Insurance Corporation

LOC	—	Letter of Credit

NATL	—	National Public Finance Guarantee Corporation
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of March 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$158,912	$—	$158,912
General Obligations	—	34,533	—	34,533
Certificate of Participation	—	3,430	—	3,430
Short-Term Investments	30,358	80,615	—	110,973

Total Investments	$30,358	$277,490	$—	$307,848

Schedule of Investments March 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Tax Free Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Municipal Bonds — 95.8%
Alabama — 0.1%
Revenue Bond — 0.1%
Camden Industrial Development Board, Weyerhaeuser Company
Series B, Pre-refunded 12/01/2013 @ 100 (AMT)
6.375%, 12/01/2024 à	$350	$411

Alaska — 1.1%
Revenue Bonds — 1.1%
Alaska Energy Authority, Bradley Lake, Third Series (AGM)
6.000%, 07/01/2010	1,000	1,013
6.000%, 07/01/2011	4,040	4,279

		5,292

Arizona — 8.7%
Revenue Bonds — 6.4%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2032	200	183
Arizona Health Facilities Authority, Banner Health
Series A
5.000%, 01/01/2021	280	286
Series D
5.375%, 01/01/2032	150	152
Arizona Health Facilities Authority, Blood Systems
4.750%, 04/01/2025	300	294
Arizona Health Facilities Authority, The Terraces Project
Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 à	3,200	3,779
Arizona State University Nanotechnology Project
Series A (AGC)
5.000%, 03/01/2034	200	206
Cottonwood Water, Senior Lien (SGI)
5.000%, 07/01/2017	250	255
Gilbert Public Facilities Municipal Property
5.500%, 07/01/2027	500	538
Gilbert Water Resources Municipal Property, Wastewater System Development & Utility
5.000%, 04/01/2017	125	125
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	175
Glendale Industrial Development Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	90
Glendale Industrial Development Authority, Midwestern University
5.000%, 05/15/2031	500	471
Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 à	250	267
Greater Arizona Development Authority, Infrastructure
Series B
5.250%, 08/01/2026	750	773
Greater Arizona Development Authority, Infrastructure, Pinal County Road Project
Series 1 (NATL)
4.500%, 08/01/2025	750	735
Marana Municipal Property
Series A
5.000%, 07/01/2028	250	262
Maricopa County Hospital, Sun Health Corporation
Pre-refunded 04/01/2024 @ 100
5.000%, 04/01/2025 à	200	235
Maricopa County Industrial Development Authority, Catholic Healthcare West
Series A
5.375%, 07/01/2023	500	510
5.250%, 07/01/2032	3,600	3,553
Maricopa County Industrial Development Authority, Senior Living Healthcare, Immanuel Care
Series A (GNMA)
4.850%, 08/20/2026	750	755
5.000%, 08/20/2035	500	494
Peoria Improvement District #0601
4.250%, 01/01/2022	465	466
Peoria Municipal Development Authority
5.000%, 07/01/2015	310	356

DESCRIPTION	PAR	FAIR VALUE Ñ

Pima County Industrial Development Authority, American Charter Schools Foundation
Series A
5.500%, 07/01/2026	3,830	3,199
Pinal County Industrial Development Authority, Correctional Facilities Contract, Florence West Prison Project
Series A (ACA)
5.000%, 10/01/2016	250	245
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	289
Scottsdale Industrial Development Authority, Scottsdale Healthcare
Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 à	1,000	1,090
Series A
5.000%, 09/01/2022	1,000	974
5.250%, 09/01/2030	2,350	2,295
Scottsdale Municipal Property Corporation, Excise Tax
Series C, Convertible CABs (AMBAC)	500	449
0.000% through 07/01/2013, thereafter 4.550%, 07/01/2021
Scottsdale Municipal Property Corporation, Excise Tax, Water and Sewer Development Project
Series A
5.000%, 07/01/2021	4,300	4,715
Tempe Industrial Development Authority, Friendship Village Project
Series A
5.375%, 12/01/2013	1,178	1,124
University Medical Center Corporation
5.000%, 07/01/2016	250	261
5.000%, 07/01/2024	450	440
Yavapai County Industrial Development Authority, Waste Management Incorporated Project
Series A1 (AMT)
4.900%, 03/01/2028	400	380
Yavapai County Industrial Development Authority, Yavapai Regional Medical Center
Series A
6.000%, 08/01/2033	100	101
Series A (RAAI)
5.250%, 08/01/2021	375	365
Yuma Improvement District #68
4.700%, 01/01/2021	365	346

		31,233

General Obligations — 2.1%
Chandler
4.375%, 07/01/2028	500	507
Gila County School District #10, Payson School Improvement Project of 2006
Series A (AMBAC)
5.250%, 07/01/2022	6,630	6,928
Greenlee County School District
5.000%, 07/01/2012	165	173
Pima County Unified School District #1, Tucson Project of 2004
Series C (FGIC) (NATL)
5.000%, 07/01/2027	1,000	1,041
Pinal County Unified School District #1, Florence School Improvement Project of 2006
Series A (FGIC) (NATL)
5.000%, 07/01/2027	1,000	1,036
Tucson
5.500%, 07/01/2018	250	291

		9,976

Certificates of Participation — 0.2%
Arizona School Facilities Board
5.250%, 09/01/2023	500	533
Northern Arizona University, Research Projects (AMBAC)
5.000%, 09/01/2023	140	138
Pinal County
5.000%, 12/01/2014	400	435

		1,106

		42,315

California — 7.4%
Revenue Bonds — 4.3%
California Department of Water Resources, Central Valley Project
Series AE
5.000%, 12/01/2021	2,000	2,225
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project
Series B (AMT)
5.000%, 07/01/2027	2,500	2,440
Series C (AMT)

DESCRIPTION	PAR	FAIR VALUE Ñ

5.125%, 11/01/2023	5,000	4,978
California Statewide Communities Development Authority, St. Joseph
Series B (FGIC)
5.450%, 07/01/2026	1,050	1,076
Series C (FGIC)
5.450%, 07/01/2026	1,050	1,076
Chula Vista Industrial Development, San Diego Gas & Electric
Series A (AMT)
4.900%, 03/01/2023	2,500	2,492
Loma Linda University Medical Center
Series A
8.250%, 12/01/2038	1,500	1,656
Southern California Public Power Authority, Transmission Project
Series A
5.000%, 07/01/2020	4,000	4,331
Ventura County Area Housing Authority, Mira Vista Senior Apartments
Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	878

		21,152

General Obligations — 3.1%
Los Rios Community College District, Election of 2002
Series D
5.375%, 08/01/2034	8,000	8,215
Poway Unified School District, Election of 2008, District 2007-1-A
Zero Coupon Bond
5.852%, 08/01/2023 ¤	3,775	1,750
Victor Valley Joint Union High School District, Election of 2008
Series A, Convertible CABs (AGC)	5,000	2,814
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031
Westminster School District
Series A1, Zero Coupon Bond (AGC)
5.860%, 08/01/2026 ¤	2,485	967
6.010%, 08/01/2028 ¤	1,405	474
6.090%, 08/01/2029 ¤	2,920	916

		15,136

		36,288

Colorado — 2.8%
Revenue Bonds — 2.6%
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School
Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 à	1,500	1,661
Colorado Health Facilities Authority, Covenant Retirement Communities
Series B
6.125%, 12/01/2033	1,150	1,108
Colorado Health Facilities Authority, Evangelical Lutheran
5.900%, 10/01/2027	2,500	2,523
5.000%, 06/01/2029	2,000	1,799
Colorado Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT)
5.700%, 07/01/2018	1,590	1,662
Denver City & County Airport System
Series A
5.000%, 11/15/2021	3,500	3,756

		12,509

General Obligation — 0.2%
Antelope Water System, General Improvement District
5.125%, 12/01/2035	1,000	887

		13,396

Delaware — 1.2%
Revenue Bond — 1.2%
Delaware Transportation Authority
5.000%, 07/01/2019	5,000	5,737

Florida — 5.1%
Revenue Bonds — 4.6%
Halifax Hospital Medical Center
Series A
5.000%, 06/01/2038	375	336
Series B1 (AGM)
5.500%, 06/01/2038	6,000	6,031
Miami-Dade County Water & Sewer System (AGM)
5.000%, 10/01/2039	3,000	3,010
Palm Beach County Health Facilities Authority, Retirement Community, Acts Retirement Life

DESCRIPTION	PAR	FAIR VALUE Ñ

Series A
4.500%, 11/15/2036	10,000	7,829
Palm Beach County Health Facilities Authority, Waterford Project
5.875%, 11/15/2037	5,700	4,939

		22,145

Certificate of Participation — 0.5%
Palm Beach County School Board (FGIC) (NATL)
5.000%, 08/01/2018	2,415	2,600

		24,745

Georgia — 1.4%
Revenue Bonds — 1.4%
Fulton County Development Authority, Maxon Atlantic Station
Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,205
Fulton County Residential Care Facilities, Canterbury Court Project
Series A
6.125%, 02/15/2026	1,500	1,377
6.125%, 02/15/2034	2,500	2,204
Georgia Municipal Electric Authority Power
Series BB (NATL)
5.250%, 01/01/2025	1,000	1,053

		6,839

Hawaii — 0.5%
Revenue Bonds — 0.5%
Hawaii Department of Budget & Finance, Special Purpose, 15 Craigside Project
Series A
8.750%, 11/15/2029	1,000	1,097
9.000%, 11/15/2044	1,250	1,365

		2,462

Idaho — 0.2%
Revenue Bond — 0.2%
Idaho Health Facilities Authority, Trinity Health Group
Series B
6.250%, 12/01/2033	750	817

Illinois — 6.1%
Revenue Bonds — 5.7%
Bolingbrook, Residential Mortgages
Escrowed to Maturity (FGIC) (VEREX)
7.500%, 08/01/2010 §	510	522
Illinois Finance Authority, Franciscan Communities
Series A
5.500%, 05/15/2037	400	273
Illinois Finance Authority, Illinois Institute of Technology
7.125%, 02/01/2034	3,500	3,807
Illinois Finance Authority, Landing at Plymouth Place Project
Series A
6.000%, 05/15/2037	2,300	1,844
Illinois Finance Authority, Roosevelt University
6.250%, 04/01/2029	2,000	2,078
5.500%, 04/01/2037	2,800	2,650
Illinois Finance Authority, Rush University Medical Center
Series A
7.250%, 11/01/2030	3,680	4,140
Series C
6.625%, 11/01/2039	1,265	1,348
Illinois Finance Authority, Silver Cross Hospital
5.500%, 08/15/2030	3,230	2,911
Illinois Finance Authority, Three Crowns Park Plaza
Series A
5.875%, 02/15/2026	100	91
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,175
Series A (RAAI)
5.500%, 12/01/2022	4,000	3,730
Northern Illinois University, Auxiliary Facilities System (FGIC) (NATL)
5.700%, 04/01/2016	120	120

		27,689

General Obligation — 0.4%
Chicago Illinois Board of Education
Series C
5.000%, 12/01/2020	2,000	2,144

		29,833

DESCRIPTION	PAR	FAIR VALUE Ñ

Indiana — 2.4%
Revenue Bonds — 2.4%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2032	425	369
Indiana Health & Educational Facilities Financing Authority, Community Foundation
5.500%, 03/01/2037	2,830	2,737
Indiana Health & Educational Facilities Financing Authority, Schneck Memorial Hospital Project
Series A
5.250%, 02/15/2030	400	373
Indiana Municipal Power Agency, Power Supply
Series B (NATL)
6.000%, 01/01/2012	1,000	1,078
Indiana Transportation Finance Authority
Series A (AMBAC)
5.750%, 06/01/2012	2,000	2,202
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project
(GTY: Federal Express) (AMT)
5.100%, 01/15/2017	3,000	3,076
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	970
5.000%, 01/15/2027	775	730

		11,535

Iowa — 0.1%
Revenue Bond — 0.1%
Muscatine Electric
Escrowed to Maturity
6.700%, 01/01/2013 §	410	447

Kansas — 1.4%
Revenue Bonds — 1.4%
Kansas Department of Transportation
Series B2
5.000%, 09/01/2022	500	559
Kansas Development Finance Authority, Adventist Health System
5.500%, 11/15/2029	4,500	4,719
Olathe Senior Living Facility, Catholic Care Campus
Series A
6.000%, 11/15/2038	2,000	1,743

		7,021

Louisiana — 0.7%
Revenue Bonds — 0.7%
Jefferson Parish, Home Mortgage Authority
Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 §	1,000	1,079
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	2,541

		3,620

Maryland — 1.2%
General Obligation — 1.2%
Prince Georges County Public Improvement
5.000%, 07/15/2017	5,000	5,770

Massachusetts — 1.9%
Revenue Bonds — 1.9%
Massachusetts Development Finance Agency Senior Living Facility, Groves-Lincoln
Series A
7.875%, 06/01/2044	1,000	996
Series B2
6.250%, 06/01/2014	1,000	1,000
Massachusetts Development Finance Agency, Health Care Facilities, Adventcare
Series A
6.750%, 10/15/2037	2,850	2,464
Massachusetts Educational Financing Authority, Issue I
Series B (AMT)
5.500%, 01/01/2023	1,000	998
Massachusetts Health & Educational Facilities Authority, Suffolk University
Series A
5.750%, 07/01/2039	3,000	3,020
Massachusetts Health & Educational Facilities Authority, UMass Memorial Issue
Series D
5.000%, 07/01/2033	1,000	886

		9,364

DESCRIPTION	PAR	FAIR VALUE Ñ

Michigan — 2.5%
Revenue Bonds — 2.5%
Kalamazoo Hospital Finance Authority, Bronson Hospital (AGM)
5.000%, 05/15/2026	7,665	7,757
Michigan Hospital Finance Authority, McLaren Health Care
Series A
5.250%, 05/15/2018	1,000	1,045
Royal Oak Hospital Finance Authority, William Beaumont Hospital
8.000%, 09/01/2029	3,000	3,526

		12,328

Minnesota — 6.7%
Revenue Bonds — 6.7%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	3,000	2,808
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects
Series A
5.700%, 07/01/2042	2,790	2,413
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	905
5.000%, 06/01/2029	1,500	1,382
Minneapolis Health Care System, Fairview Health Services
Series A
6.625%, 11/15/2028	3,000	3,336
Minnesota Agricultural & Economic Development Board, Health Care System, Fairview Health Services
Series A
6.375%, 11/15/2029	95	96
Monticello, Big Lake Community Hospital
Series C
6.200%, 12/01/2022	2,995	2,844
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	929
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2019	4,500	4,647
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,445
5.250%, 05/15/2036	3,900	3,579
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	986
6.000%, 11/15/2025	2,000	1,937
6.000%, 11/15/2030	2,000	1,836
6.000%, 11/15/2035	1,000	907
St. Paul Sales Tax
Series B (SGI)
5.650%, 11/01/2017	2,290	2,440

		32,490

Missouri — 2.2%
Revenue Bonds — 2.2%
Bi-State Development Agency, Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project (AGM)
5.250%, 07/01/2027	3,185	3,418
St. Louis Industrial Development Authority, Sewer & Solid Waste Disposal Facilities (AMT)
4.875%, 03/01/2032	8,000	7,386

		10,804

Montana — 0.9%
Revenue Bonds — 0.9%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	2,500	2,421
Montana Facility Finance Authority, Senior Living, St. John’s Lutheran Ministries Project
Series A
6.125%, 05/15/2036	2,500	2,084

		4,505

Nebraska — 4.4%
Revenue Bonds — 4.4%
Central Plains Energy Project, Nebraska Gas Project #1
Series A
5.250%, 12/01/2021	5,000	5,061
Nebraska Public Power District
Series B
5.000%, 01/01/2020	2,750	2,977

DESCRIPTION	PAR	FAIR VALUE Ñ

Washington County Wastewater Facilities, Cargill Incorporated Project (AMT)
5.900%, 11/01/2027	1,700	1,744
4.850%, 04/01/2035	12,500	11,499

		21,281

Nevada — 1.8%
Revenue Bonds — 1.8%
Carson City Hospital, Carson-Tahoe Hospital
5.750%, 09/01/2031	2,740	2,613
Pre-refunded 09/01/2012 @ 101
5.750%, 09/01/2031 à	2,260	2,517
Clark County Industrial Development, Southwest Gas Corporation Project
Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	3,689
Series A (AMT) (FGIC)
4.750%, 09/01/2036	80	68

		8,887

New Hampshire — 0.4%
Revenue Bonds — 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,259
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	750

		2,009

North Carolina — 0.8%
Revenue Bonds — 0.8%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian
Series B
5.200%, 10/01/2021	1,500	1,455
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield
Series A
6.000%, 10/01/2023	2,800	2,291

		3,746

North Dakota — 0.2%
General Obligations — 0.2%
West Fargo
Series A (AGC)
4.000%, 05/01/2017	550	565
4.000%, 05/01/2018	540	551

		1,116

Ohio — 1.9%
Revenue Bonds — 1.9%
Cincinnati Water System
Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 à	125	131
Lake County Hospital Facilities, Lake Hospital System
Series C
5.625%, 08/15/2029	3,250	3,137
Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	996
Ohio Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,562
5.250%, 12/01/2019	1,540	1,600
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	1,801

		9,227

Oregon — 0.3%
Revenue Bond — 0.3%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,486

Pennsylvania — 3.6%
Revenue Bonds — 3.6%
Delaware County Authority College, Neumann College
6.125%, 10/01/2034	1,000	1,042
Erie County Industrial Development Authority, International Paper Company Project
Series A (AMT)
5.000%, 11/01/2018	1,350	1,312
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.250%, 02/01/2035	2,090	1,534
Pennsylvania Community
Series E, Convertible CABs
0.000% through 12/01/2017, thereafter 6.375%, 12/01/2038	8,000	5,226

DESCRIPTION	PAR	FAIR VALUE Ñ

Pennsylvania Economic Development Authority, Allegheny Energy Supply
7.000%, 07/15/2039	5,000	5,559
State Public School Building Authority, Delaware County Community College Project (AGM)
5.000%, 10/01/2024	1,600	1,714
Westmoreland County Industrial Development Authority, Redstone Retirement Community
Series A
5.750%, 01/01/2026	1,200	1,077

		17,464

Puerto Rico — 2.5%
Revenue Bonds — 2.3%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority
Series A (AGC)
5.000%, 07/01/2028	1,000	1,019
Puerto Rico Electric Power Authority
Series VV (NATL)
5.250%, 07/01/2029	10,000	10,344

		11,363

General Obligations — 0.2%
Puerto Rico Commonwealth
Series A
5.000%, 07/01/2027	550	535
Puerto Rico Commonwealth, Public Improvement (NATL)
5.750%, 07/01/2026	500	506

		1,041

		12,404

South Carolina — 1.0%
Revenue Bonds — 0.4%
Georgetown County Environmental Improvement, International Paper
Series A (AMT)
5.550%, 12/01/2029	700	649
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance
Series A
6.125%, 08/01/2023	1,250	1,289
Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 à	135	157

		2,095

General Obligation — 0.6%
South Carolina Infrastructure
Series A
3.000%, 10/01/2024	3,000	2,799

		4,894

South Dakota — 3.2%
Revenue Bonds — 3.2%
Sioux Falls, Dow Rummel Village Project
Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 à	2,270	2,582
South Dakota Economic Development Finance Authority, Pooled Loan DTS Project
Series A (AMT)
5.500%, 04/01/2019	1,055	1,066
South Dakota Economic Development Finance Authority, Pooled Loan Program — Davis Family
Series 4A (AMT)
6.000%, 04/01/2029	1,400	1,422
South Dakota Economic Development Finance Authority, Pooled Loan Program — Spearfish Forest
Series A (AMT)
5.875%, 04/01/2028	2,000	2,036
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGC)
5.500%, 08/01/2038	7,000	7,318
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2031	1,250	1,150

		15,574

Tennessee — 2.4%
Revenue Bonds — 2.2%
Claiborne County Industrial Development Board, Lincoln Memorial University Project
6.625%, 10/01/2039	3,000	3,009
Johnson City Health & Educational Facilities Board, Mountain States Health
Series A, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2033 à	2,500	2,800
Memphis-Shelby County Airport Authority
Series B (AMT)
5.750%, 07/01/2025	1,200	1,244
Shelby County Health, Educational, & Housing Facilities Board, Methodist Healthcare
Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 à	1,875	2,113

DESCRIPTION	PAR	FAIR VALUE Ñ

6.500%, 09/01/2021 à	1,125	1,268

		10,434

General Obligation — 0.2%
Shelby County
5.000%, 04/01/2020	1,000	1,133

		11,567

Texas — 12.8%
Revenue Bonds — 10.6%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	439
Series A
5.875%, 11/15/2018	2,500	2,195
Brazos County Health Facilities, Franciscan Services Corporation, St. Joseph Regional
5.000%, 01/01/2023	3,635	3,568
Bryan Electric System
5.000%, 07/01/2019	3,500	3,787
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,263
5.375%, 10/01/2027	1,750	1,669
Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System
Series B
7.250%, 12/01/2035	2,000	2,244
La Vernia Higher Education Finance Corporation, Kipp Incorporated
Series A (GTY)
6.250%, 08/15/2039	1,500	1,541
Lubbock Educational Facilities Authority, Lubbock Christian University
5.125%, 11/01/2027	1,000	959
5.250%, 11/01/2037	2,500	2,318
North Texas Tollway Authority, First Tier
Series E3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	4,500	5,043
Red River Authority Sewer & Solid Waste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	3,855
San Antonio Electric & Gas
5.000%, 02/01/2025	4,000	4,342
Series A
5.250%, 02/01/2025	10,000	11,157
San Marcos Waterworks & Waste Water System (AGM)
5.000%, 08/15/2026	1,000	1,050
Tarrant County Cultural Education Retirement Facility, Northwest Senior Housing, Edgemere Project
Series A
6.000%, 11/15/2026	1,600	1,493
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	1,137
5.650%, 11/15/2035	4,100	3,277

		51,337

General Obligations — 2.2%
Fort Bend Independent School District
Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 §	500	566
Humble Independent School District
Series A (AGC)
5.250%, 02/15/2022	2,635	2,904
San Marcos Certificates of Obligation (AGM)
5.000%, 08/15/2025	1,000	1,063
5.000%, 08/15/2027	1,000	1,052
Texas Transportation Commission, Mobility Fund
5.000%, 04/01/2028	5,000	5,286

		10,871

		62,208

Utah — 0.9%
Revenue Bonds — 0.9%
Intermountain Power Agency, Utah Power Supply
Series A (AMBAC)
6.500%, 07/01/2011	365	391
Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 §	635	682
Uintah County Municipal Building Authority, Lease Revenue
5.500%, 06/01/2037	3,400	3,471

		4,544

DESCRIPTION	PAR	FAIR VALUE Ñ

Vermont — 0.2%
Revenue Bond — 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project
Series A
5.250%, 05/01/2026	1,000	867

Virginia — 0.2%
Revenue Bond — 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments
(AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,028

Washington — 2.2%
Revenue Bonds — 2.2%
Energy Northwest Washington Electric, Project 3
Series A
5.000%, 07/01/2018	2,500	2,837
Washington Health Care Facilities Authority, Central Washington Health Services
6.250%, 07/01/2024	2,000	2,082
7.000%, 07/01/2039	2,000	2,120
Washington Higher Education Facilities Authority, Whitworth University Project
5.375%, 10/01/2029	3,000	2,973
Washington Public Power Supply System, Nuclear Project #3
Series B
7.125%, 07/01/2016	600	747

		10,759

Wisconsin — 1.7%
Revenue Bonds — 1.7%
Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospitals
Series A
6.750%, 08/15/2034	2,000	1,990
Wisconsin Health & Educational Facilities Authority, Beloit College
Series A
6.125%, 06/01/2039 «	1,225	1,201
Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin
5.250%, 08/15/2024	2,000	2,061
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Incorporated Project
6.000%, 12/01/2024	1,000	917
Wisconsin Health & Educational Facilities Authority, New Castle Place Project
Series A
7.000%, 12/01/2031	2,000	1,906

		8,075

Wyoming — 0.7%
Revenue Bonds — 0.7%
Teton County Hospital District, St. John’s Medical Center
6.750%, 12/01/2022	2,100	2,104
6.750%, 12/01/2027	1,500	1,445

		3,549

Total Municipal Bonds
(Cost $465,972)		466,704

	SHARES
Short-Term Investment — 3.2%
First American Tax Free Obligations Fund, Class Z
0.028% Å Ω
(Cost $15,553)	15,552,873	15,553

Total Investments ▲ — 99.0% (Cost $481,525)		482,257

Other Assets and Liabilities, Net — 1.0%		4,893

Total Net Assets — 100.0%		$487,150

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Convertible Capital Appreciation Bonds (Convertible CABs) — These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

«	Security purchased on a when-issued basis. On March 31, 2010, the total cost of investments purchased on a when-issued basis was $1,196 or 0.2% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $481,525. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$16,464
Gross unrealized depreciation	(15,732)

Net unrealized appreciation	$732

ACA — ACA Financial Guaranty Corporation
AGC — Assured Guaranty Corporation
AGM — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax. As of March 31, 2010, the aggregate fair value of securities subject to the AMT was $60,545, which represents 12.4% of total net assets.
FGIC — Financial Guaranty Insurance Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GTY — Guaranty Agreement
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guarantee
RAAI — Radian Asset Assurance Inc.
SGI — Syncora Guarantee Inc.
VA — Veterans Administration
VEREX — Verex Assurance
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Municipal Bonds
Revenue Bonds	$—	$412,125	$—	$412,125
General Obligations	—	50,873	—	50,873
Certificates of Participation	—	3,706	—	3,706
Short-Term Investment	15,553	—	—	15,553

Total Investments	$15,553	$466,704	$—	$482,257

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Core Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Corporate Bonds — 49.5%
Banking — 9.3%
Bank of America
5.750%, 12/01/2017	$8,035	$8,238
5.650%, 05/01/2018	4,675	4,730
8.000%, 12/29/2049 Δ	6,225	6,351
Barclays Bank
5.125%, 01/08/2020 ▼ «	3,665	3,614
Citigroup
6.125%, 11/21/2017	5,430	5,586
8.500%, 05/22/2019	7,000	8,170
8.125%, 07/15/2039	3,500	4,040
Citigroup Capital XXI
8.300%, 12/21/2077 Δ	8,545	8,652
Fifth Third Bancorp
6.250%, 05/01/2013	2,620	2,818
First National Bank of Chicago
8.080%, 01/05/2018	1,211	1,309
HSBC Holdings
6.800%, 06/01/2038 «	6,370	6,831
JPMorgan Chase
5.150%, 10/01/2015	8,115	8,564
Series 1
7.900%, 04/29/2049 Δ	9,800	10,448
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2066	2,510	2,355
JPMorgan Chase Capital XXII
Series V
6.450%, 01/15/2087	2,110	1,959
Lloyds TSB Bank
4.375%, 01/12/2015 « ■	2,275	2,243
5.800%, 01/13/2020 « ■	6,940	6,771
Sovereign Bank
8.750%, 05/30/2018	3,675	4,121
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	2,525	2,273
Wells Fargo
Series K
7.980%, 03/29/2049 Δ	6,630	6,928
Wells Fargo Bank
5.950%, 08/26/2036	3,415	3,209
Wells Fargo Capital X
5.950%, 12/15/2086	2,760	2,530
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	9,600	9,912

		121,652

Basic Industry — 4.3%
AK Steel
7.750%, 06/15/2012	2,000	2,010
Arcelormittal
6.125%, 06/01/2018 «	6,200	6,508
Celulosa Arauco y Constitucion
5.625%, 04/20/2015 ▼ «	3,000	3,115
Georgia-Pacific
7.125%, 01/15/2017 ■	1,500	1,560
Incitec Pivot Finance
6.000%, 12/10/2019 ■	3,830	3,871
International Paper
8.700%, 06/15/2038	2,300	2,841
Newmont Mining
5.125%, 10/01/2019 ▼	5,000	5,030
6.250%, 10/01/2039	6,000	6,000
Rio Tinto Finance U.S.A.
6.500%, 07/15/2018 «	3,385	3,810
Southern Copper
7.500%, 07/27/2035	2,640	2,751
Teck Cominco Limited

DESCRIPTION	PAR	FAIR VALUE Ñ

6.125%, 10/01/2035 «	2,785	2,541
U.S. Steel
7.000%, 02/01/2018	3,595	3,541
Vale Overseas
5.625%, 09/15/2019 «	1,000	1,032
6.875%, 11/10/2039 «	3,895	4,036
Vedanta Resources
9.500%, 07/18/2018 « ■	2,055	2,271
Yara International
7.875%, 06/11/2019 « ■	5,000	5,834

		56,751

Brokerage — 4.3%
Bear Stearns
7.250%, 02/01/2018	3,750	4,334
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	2,415	2,047
Goldman Sachs Group
6.150%, 04/01/2018	4,420	4,677
7.500%, 02/15/2019	2,735	3,125
5.375%, 03/15/2020	4,000	3,963
6.750%, 10/01/2037	3,685	3,680
Merrill Lynch
6.050%, 05/16/2016	9,935	10,130
Morgan Stanley
5.375%, 10/15/2015	8,270	8,590
Series MTN
6.625%, 04/01/2018 ▼	15,160	16,169

		56,715

Capital Goods — 1.3%
Boeing
6.875%, 03/15/2039 ▼	3,560	4,155
Caterpillar
8.250%, 12/15/2038 ▼	2,630	3,516
Caterpillar Financial
Series MTN
7.150%, 02/15/2019	4,730	5,568
Siemens Financiering
6.125%, 08/17/2026 « ■	3,070	3,266

		16,505

Communications — 6.3%
AT&T
6.550%, 02/15/2039	5,530	5,813
British Sky Broadcasting
6.100%, 02/15/2018 « ■	3,450	3,709
British Telecom
5.950%, 01/15/2018 «	5,345	5,487
CBS
5.750%, 04/15/2020	2,270	2,280
Comcast
6.300%, 11/15/2017	6,142	6,767
6.400%, 03/01/2040	1,565	1,591
Deutsche Telekom
6.750%, 08/20/2018 ▼ «	3,055	3,423
DirecTV Holdings
5.875%, 10/01/2019 ■	5,385	5,604
5.200%, 03/15/2020 ■	3,130	3,082
Embarq
7.082%, 06/01/2016	2,575	2,805
New Communications Holdings
8.500%, 04/15/2020 ■	3,500	3,526
News America
6.900%, 03/01/2019 ▼	3,500	3,977
6.650%, 11/15/2037 ▼	3,590	3,776
Rogers Communications
6.800%, 08/15/2018 «	5,530	6,291
Sprint Nextel
6.000%, 12/01/2016	2,000	1,805
Telecom Italia Capital
7.175%, 06/18/2019 «	4,740	5,117
Telefonica Emisiones
7.045%, 06/20/2036 «	5,000	5,637
Time Warner Cable
8.750%, 02/14/2019 ▼	2,000	2,480
6.750%, 06/15/2039 ▼	2,410	2,528

DESCRIPTION	PAR	FAIR VALUE Ñ

Verizon Communications
6.900%, 04/15/2038 ▼	5,870	6,474

		82,172

Consumer Cyclical — 1.9%
Home Depot
5.875%, 12/16/2036	3,570	3,465
International Game Technology
7.500%, 06/15/2019	3,000	3,398
R.R. Donnelley & Sons
11.250%, 02/01/2019 ▼	1,500	1,882
Target
7.000%, 01/15/2038	4,285	4,953
Viacom
6.875%, 04/30/2036	4,105	4,352
Whirlpool
Series MTN
5.500%, 03/01/2013	4,905	5,134
Wyndham Worldwide
6.000%, 12/01/2016	2,000	1,981

		25,165

Consumer Non Cyclical — 3.0%
Altria Group
9.950%, 11/10/2038	6,055	7,951
Anheuser-Busch InBev
8.200%, 01/15/2039 ■	3,850	4,965
Bunge Limited Finance
8.500%, 06/15/2019	5,000	5,813
ConAgra Foods
7.000%, 04/15/2019	2,090	2,410
Constellation Brands
7.250%, 05/15/2017	1,000	1,025
HCA
9.250%, 11/15/2016	1,090	1,159
Kraft Foods
6.500%, 08/11/2017	3,455	3,870
6.500%, 02/09/2040	3,825	3,964
Lorillard Tobacco
8.125%, 06/23/2019	3,350	3,691
Smithfield Foods
Series B
7.000%, 08/01/2011 ▼	1,385	1,414
UnitedHealth Group
6.875%, 02/15/2038	3,185	3,380

		39,642

Electric — 2.0%
Dynegy Holdings
7.750%, 06/01/2019	2,200	1,661
Majapahit Holding
7.750%, 01/20/2020 « ■	1,800	1,953
MidAmerican Energy Holdings
6.125%, 04/01/2036	5,185	5,224
Ohio Power
Series K
6.000%, 06/01/2016	4,100	4,494
Pacific Gas & Electric
5.400%, 01/15/2040	5,665	5,332
Transalta
6.650%, 05/15/2018 «	3,470	3,743
Virginia Electric Power
5.950%, 09/15/2017	2,880	3,145

		25,552

Energy — 5.1%
Anadarko Petroleum
6.200%, 03/15/2040	5,540	5,451
Canadian Oil Sands
7.750%, 05/15/2019 « ■	4,690	5,518
Cenovus Energy
5.700%, 10/15/2019 « ■	3,000	3,155
Cloud Peak Energy Resources
8.500%, 12/15/2019 ■	2,000	2,050
ConocoPhillips
6.500%, 02/01/2039	4,215	4,708
Forest Oil
7.250%, 06/15/2019	2,500	2,512

DESCRIPTION	PAR	FAIR VALUE Ñ

Marathon Oil
5.900%, 03/15/2018	1,945	2,075
7.500%, 02/15/2019	3,500	4,111
Nexen
6.400%, 05/15/2037 «	3,475	3,503
Petrobras International Finance
6.875%, 01/20/2040 «	2,495	2,575
Petro-Canada
6.800%, 05/15/2038 «	3,235	3,461
Pride International
8.500%, 06/15/2019	1,000	1,130
Smith International
9.750%, 03/15/2019	6,375	8,575
Suncor Energy
6.100%, 06/01/2018 ▼ «	3,650	3,933
Talisman Energy
7.750%, 06/01/2019 «	4,000	4,766
Valero Energy
6.125%, 02/01/2020	4,290	4,291
Weatherford International
7.000%, 03/15/2038 «	1,755	1,856
XTO Energy
6.375%, 06/15/2038	2,450	2,744

		66,414

Finance — 3.8%
American Express
8.125%, 05/20/2019	4,210	5,099
American Express Credit
Series C
7.300%, 08/20/2013	2,230	2,503
Capital One Bank
8.800%, 07/15/2019	5,780	6,984
Capital One Capital V
10.250%, 08/15/2039	2,550	3,021
Countrywide Financial
6.250%, 05/15/2016	4,390	4,507
Credit Agricole
6.637%, 05/29/2049 Δ « ■	3,270	2,853
General Electric Capital
Series GMTN
6.000%, 08/07/2019	1,500	1,585
Series MTN
6.875%, 01/10/2039 ▼	4,915	5,301
International Lease Finance
6.375%, 03/25/2013	3,855	3,767
Rockies Express Pipeline
5.625%, 04/15/2020 ■	3,120	3,072
SLM
Series MTN
5.400%, 10/25/2011	2,010	2,029
Transcapitalinvest
5.670%, 03/05/2014 « ■	8,475	8,892

		49,613

Insurance — 4.3%
Allied World Assurance
7.500%, 08/01/2016 «	6,480	7,015
Allstate
7.450%, 05/16/2019	4,000	4,694
American International Group
8.175%, 05/15/2068 Δ	3,360	2,839
Genworth Financial
Series MTN
6.515%, 05/22/2018	3,940	3,881
Hartford Financial Services Group
6.625%, 03/30/2040	3,190	3,139
Series MTN
6.000%, 01/15/2019	5,860	6,001
Lincoln National
8.750%, 07/01/2019	4,795	5,863
6.050%, 04/20/2067 Δ	3,205	2,668
MetLife
6.750%, 06/01/2016	3,400	3,810
7.717%, 02/15/2019	860	1,004
MetLife Capital Trust IV

DESCRIPTION	PAR	FAIR VALUE Ñ

7.875%, 12/15/2067 Δ ■	3,735	3,810
Pacific Life Insurance
6.000%, 02/10/2020 ▼ ■	1,640	1,601
Prudential Financial
5.900%, 03/17/2036	2,500	2,382
Series MTN
6.625%, 12/01/2037 ▼	4,590	4,815
ZFS Finance USA Trust V
6.500%, 05/09/2067 Δ ■	2,755	2,604

		56,126

Natural Gas — 0.7%
Duke Energy
5.050%, 09/15/2019	3,430	3,470
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	3,060	3,315
NGPL Pipeco
7.119%, 12/15/2017 ■	2,640	2,961

		9,746

Other Utility — 0.3%
American Water Capital
6.085%, 10/15/2017	3,105	3,321

Real Estate — 1.4%
Health Care Properties — REIT
Series MTN
6.300%, 09/15/2016	3,310	3,364
Prologis — REIT
6.875%, 03/15/2020	5,995	5,921
Simon Property Group — REIT
5.650%, 02/01/2020	3,000	2,927
Vornado Realty — REIT
4.250%, 04/01/2015	5,700	5,657

		17,869

Transportation — 1.5%
American Airlines
10.375%, 07/02/2019 ▼	2,483	2,874
Continental Airlines
Series 1997-1, Class A
7.461%, 10/01/2016	2,507	2,475
Series 2007-1, Class C
7.339%, 04/19/2014	1,300	1,250
Delta Airlines
Series 2001-1, Class B
7.711%, 03/18/2013	2,100	2,090
Series 2002-1, Class G-1
6.718%, 07/02/2024	1,094	984
Erac USA Finance
6.375%, 10/15/2017 ■	2,945	3,186
Norfolk Southern
5.900%, 06/15/2019	5,000	5,402
United Airlines
9.750%, 01/15/2017	1,000	1,053

		19,314

Total Corporate Bonds (Cost $600,555)		646,557

U.S. Government Agency Mortgage-Backed Securities — 20.6%
Adjustable Rate Δ — 2.5%
Federal Home Loan Mortgage Corporation Pool
2.942%, 05/01/2025, #846757	174	177
2.874%, 04/01/2029, #847190	968	992
3.110%, 03/01/2030, #847180	1,378	1,415
2.828%, 07/01/2030, #847240	1,684	1,711
2.651%, 06/01/2031, #846984	659	672
5.788%, 07/01/2036, #1K1238	7,002	7,430
Federal National Mortgage Association Pool
2.845%, 08/01/2030, #555843	3,869	4,009
3.020%, 03/01/2031, #545359	234	243
2.792%, 09/01/2033, #725553	1,434	1,482
5.250%, 11/01/2034, #735054	6,297	6,632
5.875%, 09/01/2037, #946441	7,776	8,148
Government National Mortgage Association Pool
3.625%, 08/20/2023, #008259	1	1

		32,912

DESCRIPTION	PAR	FAIR VALUE Ñ

Fixed Rate — 18.1%
Federal Home Loan Mortgage Corporation Pool
4.500%, 03/01/2018, #P10023	1,733	1,815
4.500%, 05/01/2018, #P10032	3,238	3,395
6.500%, 01/01/2028, #G00876	690	758
6.500%, 11/01/2028, #C00676	1,312	1,448
6.500%, 12/01/2028, #C00689	963	1,063
6.500%, 04/01/2029, #C00742	553	610
6.500%, 07/01/2031, #A17212	2,033	2,243
6.000%, 11/01/2033, #A15521	1,975	2,145
7.000%, 08/01/2037, #H09059	2,192	2,419
5.881%, 09/01/2037, #1G2163	5,279	5,613
7.000%, 09/01/2037, #H01292	1,514	1,670
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314	10,261	10,679
5.500%, 02/01/2014, #440780	850	916
7.000%, 02/01/2015, #535206	217	233
7.000%, 08/01/2016, #591038	390	428
5.500%, 12/01/2017, #673010	2,228	2,402
6.000%, 10/01/2022, #254513	2,339	2,544
5.500%, 01/01/2025, #255575	5,926	6,295
7.000%, 04/01/2026, #340798	233	261
7.000%, 05/01/2026, #250551	271	303
6.000%, 08/01/2027, #256852	5,908	6,305
6.500%, 02/01/2029, #252255	1,224	1,353
6.500%, 12/01/2031, #254169	2,734	2,966
6.000%, 04/01/2032, #745101	5,238	5,543
7.000%, 07/01/2032, #254379	1,731	1,939
7.000%, 07/01/2032, #545813	758	852
7.000%, 07/01/2032, #545815	475	534
6.000%, 09/01/2032, #254447	2,636	2,863
6.000%, 03/01/2033, #688330	4,714	5,122
5.500%, 04/01/2033, #694605	5,484	5,820
6.500%, 05/01/2033, #555798	3,675	4,061
5.500%, 07/01/2033, #709446	7,279	7,725
5.500%, 10/01/2033, #555800	4,138	4,392
6.000%, 11/01/2033, #772130	543	589
6.000%, 11/01/2033, #772256	836	907
5.000%, 03/01/2034, #725248	2,596	2,694
5.000%, 03/01/2034, #725250	4,773	4,952
5.000%, 06/01/2034, #782909	1	1
6.500%, 06/01/2034, #735273	6,102	6,742
6.000%, 10/01/2034, #781776	1,271	1,372
6.000%, 08/01/2036, #885536	2,580	2,754
6.000%, 09/01/2036, #900555	4,608	4,987
5.500%, 04/01/2037, #918883	5,490	5,793
6.000%, 06/01/2037, #944340	3,888	4,137
6.500%, 08/01/2037, #256845	1,937	2,101
6.000%, 09/01/2037, #256890	4,517	4,771
5.000%, 03/01/2038, #973241	18,873	19,496
5.000%, 05/01/2038, #983077	3,470	3,585
6.000%, 06/01/2038, #889706	654	695
6.000%, 08/01/2038, #257307	4,085	4,344
5.500%, 01/01/2039, #995258	10,842	11,439
5.000%, 04/01/2039 *	15,000	15,473
5.500%, 04/14/2039 *	33,970	35,801
6.000%, 04/14/2039 *	6,130	6,511
Government National Mortgage Association Pool
7.500%, 11/15/2030, #537699	271	306

		236,165

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $259,621)		269,077

Asset-Backed Securities — 17.3%
Automotive — 1.9%
Chrysler Financial Lease Trust
Series 2010-A, Class A2
1.780%, 06/15/2011 ■	7,265	7,262
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	6,500	6,717
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	2,151	2,168
Honda Auto Receivables Owner Trust

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 2006-3, Class A4
5.110%, 04/15/2012	1,009	1,014
Nissan Auto Receivables Owner Trust
Series 2007-B, Class A3
5.030%, 05/16/2011	256	257
USAA Auto Owner Trust
Series 2008-1, Class A3
4.160%, 04/16/2012	1,398	1,415
Series 2010-1, Class A2
0.630%, 06/15/2012	5,000	5,000
World Omni Auto Receivables Trust
Series 2010-A, Class A2
0.700%, 05/15/2011	1,530	1,531

		25,364

Credit Cards — 3.0%
American Express Issuance Trust
Series 2005-1, Class C
0.560%, 08/15/2011 Δ	4,125	4,108
Bank of America Credit Card Trust
Series 2008-A1, Class A1
0.810%, 04/15/2013 Δ	3,000	3,005
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	4,500	4,520
Series 2006-14A, Class A
0.240%, 08/15/2013 Δ	3,900	3,897
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	5,000	5,192
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	5,185	5,681
Series 2007-C1, Class C1
0.550%, 01/15/2013 Δ	4,150	4,135
Series 2008-A3, Class A3
5.100%, 10/15/2013	5,000	5,215
Discover Card Master Trust I
Series 2003-4, Class B2
0.660%, 05/15/2013 Δ	697	694
Series 2005-4, Class B1
0.480%, 06/18/2013 Δ	1,430	1,420
MBNA Master Credit Card Trust
Series 2000-E, Class A
7.800%, 10/15/2012	1,000	1,009
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.630%, 05/15/2014 Δ ■	575	575

		39,451

Equipment Leases — 0.3%
GE Equipment Small Ticket
Series 2009-1, Class A1
0.382%, 11/15/2010 ■	3,472	3,472

Home Equity — 0.5%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ∞	40	38
Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
2.496%, 09/25/2023 Δ	766	383
Series 2007-1, Class 2A-1
0.296%, 07/25/2037 Δ	6,034	5,806

		6,227

Manufactured Housing — 0.2%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	2,456	2,503

Other — 11.2%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	6,515	6,666
Series 2006-2, Class A4
5.739%, 05/10/2045 Δ	4,085	4,233
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4

DESCRIPTION	PAR	FAIR VALUE Ñ

5.405%, 12/11/2040 Δ	6,640	6,799
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■ ∞	3,165	1,018
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 Δ ∞	3,095	1,730
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049 ▼	4,700	4,815
Series 2007-CD5, Class A4
5.886%, 11/15/2044	620	620
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	4,225	4,214
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	9,263	9,272
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	2,160	2,165
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ ∞	2,910	1,596
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.805%, 08/10/2045 Δ	1,060	982
JPMorgan Chase Commercial Mortgage Securities
Series 2009-IWST, Class A2
5.633%, 12/05/2027 ■	7,495	7,930
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 03/15/2036	6,000	6,039
Series 2005-C7, Class A2
5.103%, 11/15/2030	5,585	5,632
Series 2007-C7, Class AM
6.166%, 09/15/2045 Δ	4,775	3,829
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.126%, 07/12/2038 Δ ∞	3,102	1,679
Series 2008-C1, Class A4
5.690%, 02/12/2051	7,820	7,674
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	4,340	3,528
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	4,485	4,511
Series 2007-HQ11, Class A4
5.447%, 02/12/2044 Δ	9,400	8,968
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	7,505	7,975
RBSSP Resecuritization Trust
Series 2009-10, Class 8A1
0.379%, 05/26/2036 Δ ■	5,418	5,080
Series 2009-11, Class 4A1
1.979%, 12/26/2037 Δ ■	2,068	2,083
Series 2009-8, Class 3A1
0.369%, 03/26/2037 Δ ■	2,688	2,604
Series 2009-9, Class 9A1
0.449%, 09/26/2037 Δ ■	6,289	5,836
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	8,557	9,169
Series 2010-10A, Class 1
4.108%, 03/10/2020	7,000	7,000
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	9,660	9,932
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ ∞	5,184	2,827

		146,406

Utilities — 0.2%
PG&E Energy Recovery Funding
Series 2005-2, Class A2

DESCRIPTION	PAR	FAIR VALUE Ñ

5.030%, 03/25/2014	3,313	3,467

Total Asset-Backed Securities
(Cost $227,688)		226,890

Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities — 3.3%
Fixed Rate — 3.2%
Federal Home Loan Mortgage Corporation
Series 1022, Class J
6.000%, 12/15/2020	26	27
Series 162, Class F
7.000%, 05/15/2021	73	81
Series 1790, Class A
7.000%, 04/15/2022	45	48
Series 188, Class H
7.000%, 09/15/2021	138	154
Series 2763, Class TA
4.000%, 03/15/2011	2,959	3,019
Series 2901, Class UB
5.000%, 03/15/2033	5,000	5,269
Series 6, Class C
9.050%, 06/15/2019	14	16
Federal National Mortgage Association
Series 1988-24, Class G
7.000%, 10/25/2018	33	37
Series 1989-44, Class H
9.000%, 07/25/2019	31	35
Series 1989-90, Class E
8.700%, 12/25/2019	5	5
Series 1990-102, Class J
6.500%, 08/25/2020	27	29
Series 1990-105, Class J
6.500%, 09/25/2020	246	275
Series 1990-30, Class E
6.500%, 03/25/2020	22	23
Series 1990-61, Class H
7.000%, 06/25/2020	24	27
Series 1990-72, Class B
9.000%, 07/25/2020	20	23
Series 1991-56, Class M
6.750%, 06/25/2021	80	86
Series 1992-120, Class C
6.500%, 07/25/2022	27	30
Series 2002-83, Class MD
5.000%, 09/25/2016	5,177	5,337
Series 2003-3, Class BC
5.000%, 02/25/2018	14,030	15,021
Series 2005-44, Class PC
5.000%, 11/25/2027	5,900	6,147
Series 2005-62, Class JE
5.000%, 06/25/2035	6,238	6,621

		42,310

Z-Bonds ☒ — 0.1%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021	45	51
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	164	182
Series 1996-35, Class Z
7.000%, 07/25/2026	801	887

		1,120

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities
(Cost $40,696)		43,430

Collateralized Mortgage Obligations-Private Mortgage-Backed Securities — 3.2%
Adjustable Rate Δ — 1.1%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	4,760	4,116
Countrywide Home Loans
Series 2004-2, Class 2A1
5.281%, 02/25/2034	1,725	1,708
Indymac Index Mortgage Loan Trust

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 2005-AR1, Class 4A1
2.862%, 03/25/2035	1,516	1,062
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.526%, 04/25/2047	3,769	2,093
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.935%, 01/25/2037	1,090	276
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
3.321%, 08/25/2034	364	288
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
3.586%, 10/20/2035	5,458	4,040
Washington Mutual
Series 2007-HY2, Class 3A2
5.827%, 09/25/2036	1,756	318

		13,901

Fixed Rate — 2.1%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037 ∞	1,840	651
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	1,089	1,094
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	1,146	1,150
Series 2004-J1, Class 1A1
6.000%, 02/25/2034	547	543
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,795	2,236
Credit Suisse First Boston Mortgage Securities
Series 2003-8, Class DB1
6.253%, 04/25/2033 Δ	4,134	3,592
GMAC Mortgage Corporation Loan Trust
Series 2006-J1, Class A1
5.750%, 04/25/2036	3,209	2,799
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.875%, 03/25/2043 ∞	752	517
JPMorgan Chase Commercial Mortgage Securities
Series 2007-CB18, Class A4
5.440%, 06/12/2047 ▼	6,280	6,138
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.523%, 07/25/2047	2,670	2,487
Master Alternative Loans Trust
Series 2004-1, Class 3A1
7.000%, 01/25/2034	1,009	1,028
Series 2005-2, Class 1A3
6.500%, 03/25/2035	2,232	1,893
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,660	1,650
Wells Fargo Mortgage Backed Securities Trust
Series 2007-2, Class 1A8
5.750%, 03/25/2037	2,480	2,119
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ∞	41	42

		27,939

Total Collateralized Mortgage Obligations-Private Mortgage-Backed Securities
(Cost $48,852)		41,840

U.S. Government & Agency Securities — 2.2%
U.S. Treasuries — 2.2%
U.S. Treasury Notes
0.875%, 02/28/2011 ▼	2,245	2,254
1.000%, 08/31/2011 ▼	4,865	4,888
2.250%, 05/31/2014 ▼	2,315	2,318
2.625%, 06/30/2014 ▼	2,650	2,689
2.375%, 02/28/2015 ▼	2,885	2,865
3.375%, 11/15/2019 ▼	10,400	10,035

DESCRIPTION	PAR	FAIR VALUE Ñ

3.625%, 02/15/2020	3,385	3,328

Total U.S. Government & Agency Securities
(Cost $28,426)		28,377

Preferred Stock — 0.0%	SHARES
Sovereign — 0.0%
Fannie Mae
Series S •
(Cost $5,173)	218,000	277

Short-Term Investments — 7.6%
Money Market Fund — 7.4%
First American Prime Obligations Fund, Class Z	96,659,163	96,659

0.035% Å Ω

U.S. Treasury Obligations — 0.2%	PAR
U.S. Treasury Bills □
0.070%, 05/06/2010	$2,000	2,000
0.147%, 06/03/2010	770	770

		2,770

Total Short-Term Investments
(Cost $99,429)		99,429

Investment Purchased with Proceeds from Securities Lending — 6.4%
Mount Vernon Securities Lending Prime Portfolio
0.242% Ω †
(Cost $83,447)	83,447,148	83,447

Total Investments ▲ — 110.1%
(Cost $1,393,887)		1,439,324

Other Assets and Liabilities, Net — (10.1)%		(132,187)

Total Net Assets — 100.0%		$1,307,137

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

Δ	Variable Rate Security — The rate shown is the rate in effect as of March 31, 2010.

▼	This security or a portion of this security is out on loan at March 31, 2010. Total loaned securities had a fair value of $81,566 at March 31, 2010.

«	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of 3/31/2010, the fair value of foreign securities was $134,759 or 10.3% of total net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of March 31, 2010, the fair value of these investments was $130,934 or 10.0% of total net assets.

*	Security purchased on a when-issued basis. On March 31, 2010, the total cost of investments purchased on a when-issued basis was $57,752 or 4.4% of total net assets.

∞	Illiquid Security- A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2010, the fair value of these investments was $10,098 or 0.8% of total net assets. Information concerning illiquid securities is as follows:

Security	Par	Date Acquired	Cost Basis

Amresco Residential Security Mortgage, Series 1997-3, Class A9	$40	10/02	$40
Banc of America Funding, Series 2007-4, Class 1A2	1,840	9/07	1,766
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	3,165	10/07	2,992
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ	3,095	4/08	2,419
Greenwich Capital Commercial Funding, Series 2007-GG11, Class AJ	2,910	10/07	2,923
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	752	5/09	179
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C	3,102	10/07	2,960
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ	5,184	11/07	5,207
Westam Mortgage Financial, Series 11, Class A	41	9/97	40

☒	Z-Bonds — Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

•	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap contracts. Yield shown is the annualized effective yield as of March 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $1,393,887. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$71,943
Gross unrealized depreciation	(26,506)

Net unrealized appreciation	$45,437

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of	Notional Contract	Unrealized
Description	Settlement Month	Contracts Sold	Value	Appreciation

U.S. Treasury 5 Year Note Futures	June 2010	(145)	$(16,652)	$81
U.S. Treasury 10 Year Note Futures	June 2010	(203)	(23,599)	162
U.S. Treasury Long Bond Futures	June 2010	(235)	(27,289)	29

				$272

Credit Default Swap Agreements
Credit Default Swaps on Corporate Issues
Sell Protection1

				Implied Credit
				Spread at
		Receive Fixed		March 31,	Notional	Unrealized
Counterparty	Reference Entity	Rate	Expiration Date	2010[2]	Amount[3]	Appreciation

JPMorgan Chase	General Electric Capital Corporation	5.000%	06/20/2014	1.365%	$10,000	$2,146

Credit Default Swaps on Credit Indices
Sell Protection1

		Receive Fixed		Notional	Unrealized
Counterparty	Reference Index	Rate	Expiration Date	Amount[3]	Appreciation

JPMorgan Chase	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	$1,800	$161
JPMorgan Chase	Markit iTraxx Asia ex-Japan Index	5.000%	12/20/2013	3,600	905
UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	2,900	238
UBS	Markit iTraxx Asia ex-Japan Index	5.000%	12/20/2013	1,000	242

					$1,546

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment /performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity.

[3]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swap Agreements

						Unrealized
		Pay/Receive		Expiration		Appreciation
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Date	Notional Amount	(Depreciation)

JPMorgan Chase	3-Month LIBOR	Receive	1.255%	11/03/2011	$33,000	$(352)
JPMorgan Chase	3-Month LIBOR	Receive	3.858%	01/19/2020	8,000	(101)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	35,000	(290)
UBS	3-Month LIBOR	Receive	1.133%	03/25/2012	33,000	23
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	14,000	(370)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	8,000	(373)

						$(1,463)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010 the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Corporate Bonds	$—	$637,081	$9,476	$646,557
U.S. Government Agency Mortgage-Backed Securities	—	269,077	—	269,077
Asset-Backed Securities	—	219,890	7,000	226,890
Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities	—	43,430	—	43,430
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	41,840	—	41,840
U.S. Government & Agency Securities	—	28,377	—	28,377
Preferred Stock	277	—	—	277
Short-Term Investments	180,106	2,770	—	182,876

Total Investments	$180,383	$1,242,465	$16,476	$1,439,324

As of March 31, 2010, the fund’s investments in other financial instruments* were classified as follows:
	$272	$2,229	—	$2,501

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$27,756
Accrued discounts/premiums	60
Realized gain (loss)	(2,928)
Net change in unrealized appreciation or depreciation	5,009
Net pruchases (sales)	(16,295)
Transfers in and/or (out) of Level 3	2,874

Balance as of March 31, 2010	$16,476

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of March 31, 2010	$816

As of March 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Interest Rate Contracts	$295
Credit Contracts	3,692

Balance as of March 31, 2010	$3,987

Liability Derivatives
Interest Rate Contracts	$1,486

Balance as of March 31, 2010	$1,486

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
High Income Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ
High Yield Corporate Bonds — 82.4%
Banking — 0.4%
ABN AMRO
6.523%, 12/29/2049 Δ ■	$2,000	$1,700

Basic Industry — 10.9%
AbitibiBowater
9.000%, 08/01/2011 ª	2,000	755
AK Steel
7.750%, 06/15/2012	800	804
Aleris International
10.000%, 12/15/2016 ª	1,000	5
Appleton Papers
10.500%, 06/15/2015 ■	1,000	995
Berry Plastics
8.875%, 09/15/2014	1,500	1,464
10.250%, 03/01/2016	1,350	1,269
Boise Cascade
7.125%, 10/15/2014	1,800	1,665
Boise Paper Holdings
9.000%, 11/01/2017 ■ ▼	1,100	1,155
Cascades
7.750%, 12/15/2017 ■ «	1,500	1,511
Cellu Tissue Holdings
11.500%, 06/01/2014	1,000	1,115
Crown Cork & Seal
7.375%, 12/15/2026 ▼	895	821
Drummond
9.000%, 10/15/2014 ■	750	773
Edgen Murray
12.250%, 01/15/2015 ■	1,500	1,404
Exopack Holding
11.250%, 02/01/2014	1,000	1,043
Georgia Gulf
9.000%, 01/15/2017 ■	1,300	1,360
Hexion US Finance
9.750%, 11/15/2014 ▼	2,000	2,040
Huntsman International
7.875%, 11/15/2014 ▼	2,000	2,020
Intertape Polymer Group
8.500%, 08/01/2014	1,855	1,586
Mercer International
9.250%, 02/15/2013	1,500	1,455
Millar Western Forest
7.750%, 11/15/2013 «	1,700	1,449
Momentive Performance
12.500%, 06/15/2014 ■	800	904
Nova Chemicals
3.649%, 11/15/2013 Δ «	2,000	1,885
Olin
8.875%, 08/15/2019	2,100	2,279
PE Paper Escrow
12.000%, 08/01/2014 ■ «	1,500	1,695
Ply Gem Industries
11.750%, 06/15/2013	1,000	1,055
Severstal Columbus
10.250%, 02/15/2018 ■	1,000	1,051
Solutia
7.875%, 03/15/2020	1,050	1,063
Steel Dynamics
7.625%, 03/15/2020 ■	1,575	1,614
Teck Resources
10.750%, 05/15/2019 «	1,000	1,225
USG

DESCRIPTION	PAR	FAIR VALUE Ñ
6.300%, 11/15/2016	2,000	1,790
Vedanta Resources
9.500%, 07/18/2018 ■ «	1,000	1,105
Verso Paper Holdings
Series B
9.125%, 08/01/2014 ▼	1,250	1,213
Weyerhaeuser
7.375%, 03/15/2032	1,000	964

		42,532

Brokerage — 0.5%
E*Trade Financial
12.500%, 11/30/2017	1,593	1,904

Capital Goods — 4.9%
Ball
7.125%, 09/01/2016	1,775	1,886
BE Aerospace
8.500%, 07/01/2018	1,000	1,068
Bombardier
7.500%, 03/15/2018 ■ «	2,000	2,085
Case New Holland
7.750%, 09/01/2013 ■	1,000	1,038
Corporativo Javer
13.000%, 08/04/2014 ■ ▼ «	1,150	1,314
Desarrolladora Homex
9.500%, 12/11/2019 ■ «	1,350	1,428
Hawker Beechcraft Acquisition
9.750%, 04/01/2017 ▼	700	502
Manitowoc
9.500%, 02/15/2018 ▼	1,250	1,303
Reddy Ice
11.250%, 03/15/2015 ■ ▼	1,750	1,837
Spirit Aerosystems
7.500%, 10/01/2017 ■	1,300	1,333
Terex
7.375%, 01/15/2014	1,500	1,522
Transdigm
7.750%, 07/15/2014 ■ ▼	1,000	1,025
United Rentals North America
10.875%, 06/15/2016 ▼	1,250	1,359
Wyle Services
10.500%, 04/01/2018 ■	1,500	1,500

		19,200

Communications — 8.7%
Belo
7.250%, 09/15/2027	1,950	1,580
Central European Media Entertainment
3.500%, 03/15/2013 ■ «	1,000	859
Citizens Communications
9.000%, 08/15/2031	1,800	1,755
Clear Channel Communications
6.875%, 06/15/2018	2,910	1,484
Clear Channel Worldwide
9.250%, 12/15/2017 ■	1,300	1,359
Clearwire Communications
12.000%, 12/01/2015 ■	1,000	1,017
12.000%, 12/01/2015 ■	1,000	1,020
CSC Holdings
8.625%, 02/15/2019 ■	1,000	1,095
Digicel Group
8.250%, 09/01/2017 ■ «	1,850	1,831
Fairpoint Communications
Series I
13.125%, 04/02/2018 ª	1,043	169
Frontier Communications
7.875%, 04/15/2015 ■	1,500	1,541
8.250%, 04/15/2017 ■	500	509
Gannett

DESCRIPTION	PAR	FAIR VALUE Ñ
9.375%, 11/15/2017 ■	1,050	1,122
Intelsat Bermuda
11.250%, 02/04/2017 «	1,500	1,586
Intelsat Jackson Holdings
11.250%, 06/15/2016 ▼ «	1,000	1,083
8.500%, 11/01/2019 ■ «	1,500	1,575
Level 3 Financing
10.000%, 02/01/2018 ■	1,800	1,719
McClatchy
11.500%, 02/15/2017 ■	1,250	1,277
Nielsen Finance
0.000% through 08/01/11, thereafter 12.500%, 08/01/2016	1,550	1,472
NII Capital
10.000%, 08/15/2016 ■	1,470	1,610
Qwest Communications International
8.000%, 10/01/2015 ■	2,000	2,130
Sprint Nextel
8.375%, 08/15/2017 ▼	3,325	3,342
UPC Holding
9.875%, 04/15/2018 ■ «	1,800	1,890
XM Satellite Radio
13.000%, 08/01/2014 ■ ▼	750	845
Young Broadcasting
10.000%, 03/01/2011 ª	500	3

		33,873

Consumer Cyclical — 14.5%
Allison Transmission
11.000%, 11/01/2015 ■ ▼	1,000	1,065
AMC Entertainment
8.750%, 06/01/2019	1,000	1,050
American Axle & Manufacturing
7.875%, 03/01/2017 ▼	2,100	1,958
Ameristar Casinos
9.250%, 06/01/2014	1,000	1,047
Arcos Dorados
7.500%, 10/01/2019 ■ «	1,000	1,035
Arvinmeritor
10.625%, 03/15/2018	1,250	1,294
Bon-Ton Department Stores
10.250%, 03/15/2014 ▼	1,250	1,219
Boyd Gaming
6.750%, 04/15/2014 ▼	1,000	872
Burlington Coat Factory
14.500%, 10/15/2014	750	795
Chukchansi Economic
8.000%, 11/15/2013 ■ ▼	1,000	820
Denny’s
10.000%, 10/01/2012	750	765
Exide Technologies
10.500%, 03/15/2013 ▼	1,000	1,015
Fontainebleau Las Vegas
11.000%, 06/15/2015 ■ ª	1,000	11
Ford Motor Credit
8.000%, 12/15/2016	3,000	3,161
General Motors
8.250%, 07/15/2023 ª	4,750	1,758
Geo Group
7.750%, 10/15/2017 ■	1,300	1,326
Giti Tire
12.250%, 01/26/2012 «	700	699
Goodyear Tire & Rubber
10.500%, 05/15/2016 ▼	2,000	2,160
Greektown Holdings
10.750%, 12/01/2013 ■ ª	30	3
Hanesbrands
8.000%, 12/15/2016	1,000	1,035
Harrahs
11.250%, 06/01/2017	2,750	2,963

DESCRIPTION	PAR	FAIR VALUE Ñ
Kar Holdings
8.750%, 05/01/2014	900	918
Lear
7.875%, 03/15/2018	1,300	1,315
MGM Mirage
7.625%, 01/15/2017 ▼	2,350	1,956
Navistar International
8.250%, 11/01/2021	2,500	2,550
Oxford Industries
11.375%, 07/15/2015	1,000	1,115
Pinnacle Entertainment I
7.500%, 06/15/2015	1,000	865
Quintiles Transnational
9.500%, 12/30/2014 ■	1,500	1,530
QVC
7.125%, 04/15/2017 ■	1,750	1,761
Realogy
10.500%, 04/15/2014 ▼	1,875	1,617
11.000%, 04/15/2014 ▼	1,059	927
Rite Aid
8.625%, 03/01/2015	1,250	1,069
7.500%, 03/01/2017	1,000	927
9.500%, 06/15/2017	2,000	1,680
Sally Holdings
10.500%, 11/15/2016 ▼	1,300	1,417
Sealy Mattress
10.875%, 04/15/2016 ■	900	1,008
Snoqualmie Entertainment
9.125%, 02/01/2015 ■	1,000	770
Sonic Automotive
9.000%, 03/15/2018 ■	1,500	1,538
Standard Pacific
7.750%, 03/15/2013 ▼	1,000	990
Toys R Us
10.750%, 07/15/2017 ■ ▼	2,000	2,230
Trimas
9.750%, 12/15/2017 ■ ▼	1,000	1,035
TRW Automotive
8.875%, 12/01/2017 ■ ▼	1,000	1,036
Wendy’s/Arby’s Restaurants
10.000%, 07/15/2016	850	914
Wyndham Worldwide
7.375%, 03/01/2020	1,500	1,520

		56,739

Consumer Non Cyclical — 7.9%
Albertson’s
8.700%, 05/01/2030	1,000	930
Alliance One International
10.000%, 07/15/2016 ■ ▼	1,000	1,045
Apria Healthcare Group I
12.375%, 11/01/2014 ■	1,450	1,588
Cardinal Health
9.500%, 04/15/2015	788	775
Central Garden & Pet Company
8.250%, 03/01/2018	1,250	1,267
Ciliandra P Fin
10.750%, 12/08/2011 ■ «	1,250	1,287
Davita
7.250%, 03/15/2015	1,250	1,275
Dole Foods
13.875%, 03/15/2014	790	951
Fage Dairy
9.875%, 02/01/2020 ■	1,350	1,262
Great Atlantic & Pacific Tea
11.375%, 08/01/2015 ■	1,250	1,231
HCA
6.750%, 07/15/2013	1,250	1,250
7.875%, 02/15/2020 ■	2,465	2,581

DESCRIPTION	PAR	FAIR VALUE Ñ
Health Management Association
6.125%, 04/15/2016	550	524
Ingles Markets
8.875%, 05/15/2017	1,250	1,306
Marfrig Overseas
9.625%, 11/16/2016 ■ «	1,000	1,055
National Mentor Holdings
11.250%, 07/01/2014	1,000	998
Pinnacle Foods Finance
9.250%, 04/01/2015 ■	1,800	1,845
Revlon Consumer Products
9.750%, 11/15/2015 ■ ▼	1,350	1,394
Reynolds Group
7.750%, 10/15/2016 ■	1,250	1,284
Smithfield Foods
Series B
7.750%, 05/15/2013	2,000	2,020
SUPERVALUE
7.500%, 11/15/2014	1,645	1,670
Tenet Healthcare
7.375%, 02/01/2013 ▼	1,600	1,616
10.000%, 05/01/2018 ■ ▼	1,500	1,680

		30,834

Electric — 3.6%
AES
8.750%, 05/15/2013 ■	1,500	1,523
8.000%, 10/15/2017	2,100	2,131
CMS Energy
1.201%, 01/15/2013 Δ	2,500	2,381
Dynegy Holdings
7.750%, 06/01/2019	1,000	755
Edison Mission Energy
7.200%, 05/15/2019	750	517
Energy Future Holdings
9.750%, 10/15/2019	2,000	1,980
10.000%, 01/15/2020 ■ ▼	1,450	1,512
Energy Future Intermediate Holdings
9.750%, 10/15/2019	1,000	990
NRG Energy
8.500%, 06/15/2019	2,250	2,278

		14,067

Energy — 8.1%
Aquilex Holdings
11.125%, 12/15/2016 ■	1,600	1,720
Arch Coal
8.750%, 08/01/2016 ■ ▼	1,750	1,851
Atlas Energy
12.125%, 08/01/2017	1,550	1,775
Chesapeake Energy
9.500%, 02/15/2015 ▼	1,350	1,468
Cloud Peak Energy Resources
8.250%, 12/15/2017 ■	1,775	1,810
Concho Resources
8.625%, 10/01/2017	1,550	1,643
Energy XXI Gulf Coast
10.000%, 06/15/2013	1,000	1,025
Forest Oil
8.500%, 02/15/2014	1,500	1,582
Headwaters
11.375%, 11/01/2014 ■	1,750	1,827
Holly
9.875%, 06/15/2017 ■	1,250	1,288
Indo Integrated Energy II
9.750%, 11/05/2016 ■ «	750	801
Linn Energy
8.625%, 04/15/2020 ■	1,300	1,302
Mariner Energy
8.000%, 05/15/2017	1,000	982

DESCRIPTION	PAR	FAIR VALUE Ñ
Opti Canada
7.875%, 12/15/2014 ▼ «	1,500	1,402
Petrohawk Energy
9.125%, 07/15/2013 ▼	1,500	1,566
Petroplus Finance
9.375%, 09/15/2019 ■ ▼ «	1,250	1,137
Pioneer Drilling
9.875%, 03/15/2018 ■	1,350	1,337
Range Resources
7.375%, 07/15/2013	1,300	1,326
Sabine Pass LNG
7.500%, 11/30/2016	745	657
Sandridge Energy
9.875%, 05/15/2016 ■	1,850	1,901
Stallion Oilfield Holdings
10.500%, 02/15/2015 ■ ▼	1,800	1,768
Stone Energy
6.750%, 12/15/2014	1,900	1,672

		31,840

Finance — 7.9%
American Real Estate Partners
7.750%, 01/15/2016 ■ ▼	2,500	2,406
Americredit
8.500%, 07/01/2015	2,000	1,945
Cemex Finance
9.500%, 12/14/2016 ■	2,550	2,639
CIT Group
7.000%, 05/01/2016	3,000	2,768
10.250%, 05/01/2016 ▼	2,000	2,070
Country Garden Holdings
11.750%, 09/10/2014 ■ ▼ «	1,500	1,594
Credit Acceptance
9.125%, 02/01/2017 ■	1,500	1,541
Glen Meadow
6.505%, 02/12/2067 Δ ■	2,000	1,690
GMAC
6.750%, 12/01/2014	2,800	2,786
8.300%, 02/12/2015 ■	1,500	1,575
8.000%, 11/01/2031	1,800	1,719
Grupo Papelero Scribe
8.875%, 04/07/2020 ■ «	1,000	1,000
ILFC E-Capital Trust I
5.900%, 12/21/2065 Δ ■	1,800	1,386
International Lease Finance
5.300%, 05/01/2012	1,300	1,263
LBI Escrow
8.000%, 11/01/2017 ■	1,500	1,556
National Money Mart
10.375%, 12/15/2016 ■ «	1,000	1,061
Nuveen Investments
10.500%, 11/15/2015	1,500	1,455
Residential Capital
8.500%, 05/15/2010 ▼	500	494

		30,948

Industrial Other — 1.1%
Casella Waste Systems
11.000%, 07/15/2014 ■	1,175	1,260
Goodman Global Group
11.765%, 12/15/2014 ■ ¤	2,500	1,463
Lupatech Finance
9.875%, 07/10/2049 ■ «	750	699
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	1,040

		4,462

Insurance — 2.9%
American International Group
8.175%, 05/15/2068 Δ	2,000	1,690
6.250%, 03/15/2087 Δ	3,800	2,812

DESCRIPTION	PAR	FAIR VALUE Ñ
Genworth Financial
6.150%, 11/15/2066 Δ ▼	3,700	2,849
Liberty Mutual Group
10.750%, 06/15/2088 Δ ■ ▼	1,400	1,568
Lincoln National
6.050%, 04/20/2067 Δ	1,585	1,319
XL Capital
Series E
6.500%, 12/29/2049 Δ «	1,500	1,275

		11,513

Natural Gas — 2.2%
El Paso
Series GMTN
7.750%, 01/15/2032	1,400	1,376
El Paso Energy
Series GMTN
7.375%, 12/15/2012	1,750	1,852
Enterprise Products
7.000%, 06/01/2067 Δ	2,000	1,835
Plains Exploration & Production
7.750%, 06/15/2015	2,000	2,027
Southern Union
7.200%, 11/01/2066 Δ	1,600	1,484

		8,574

Real Estate — 1.1%
CB Richard Ellis
11.625%, 06/15/2017	1,000	1,120
China Properties Group
9.125%, 05/04/2014 ■ «	750	638
Developers Diversified Realty — REIT
9.625%, 03/15/2016	1,300	1,454
Lippo Karawaci Finance
8.875%, 03/09/2011 «	1,000	1,022

		4,234

Technology — 2.8%
Coleman Cable
9.000%, 02/15/2018 ■	1,000	1,010
First Data
9.875%, 09/24/2015 ▼	4,350	3,752
Freescale Semiconductor
9.125%, 12/15/2014 ▼	3,062	2,939
NXP BV/NXP Funding
7.875%, 10/15/2014 «	1,000	975
Unisys
12.750%, 10/15/2014 ■	750	875
14.250%, 09/15/2015 ■	1,000	1,192

		10,743

Transportation — 4.9%
Airtran Airways
10.410%, 04/01/2017 ■	1,208	1,141
Avis Budget Car Rental
7.625%, 05/15/2014 ▼	2,250	2,228
BLT Finance BV
7.500%, 05/15/2014 ■ «	700	546
Continental Airlines
Series 1997-1, Class A
7.461%, 10/01/2016	907	896
Series 1998-3
7.020%, 05/01/2017	506	486
Series 2007-1, Class C
7.339%, 04/19/2014	1,850	1,778
Delta Airlines
12.250%, 03/15/2015 ■	2,350	2,506
Series 2002-1, Class G-1
6.718%, 07/02/2024	1,367	1,230
Hertz
8.875%, 01/01/2014	1,500	1,541
Marquette Transportation

DESCRIPTION	PAR	FAIR VALUE Ñ
10.875%, 01/15/2017 ■	1,000	1,016
Martin Midstream Partners
8.875%, 04/01/2018 ■	1,500	1,515
Navios Maritime Holdings
9.500%, 12/15/2014 «	1,750	1,763
Northwest Airlines
Series 2002-1, Class C2
9.055%, 11/20/2013	734	654
United Airlines
Series 2007-1, Class A
6.636%, 01/02/2024	1,908	1,765

		19,065

Total High Yield Corporate Bonds (Cost $307,813)		322,228

Investment Grade Corporate Bonds — 4.3%
Basic Industry — 0.6%
Owens Corning
6.500%, 12/01/2016	1,400	1,482
Southern Copper
7.500%, 07/27/2035	750	781

		2,263

Capital Goods — 0.5%
GE Capital Trust I
6.375%, 11/15/2067 Δ	2,150	2,008

Consumer Non Cyclical — 0.9%
CVS Caremark
6.302%, 06/01/2062 Δ	1,750	1,654
Ventas Realty
6.750%, 04/01/2017	1,750	1,796

		3,450

Energy — 0.9%
Encana
6.500%, 02/01/2038 «	750	798
Gaz Capital
6.510%, 03/07/2022 ■ «	1,125	1,118
Valero Energy
6.625%, 06/15/2037	1,500	1,427

		3,343

Finance — 0.3%
Capital One Capital V
10.250%, 08/15/2039	1,000	1,185

Real Estate — 0.5%
Prologis — REIT
6.250%, 03/15/2017	2,000	1,969

Transportation — 0.6%
Con-way
6.700%, 05/01/2034	1,000	907
United Airlines
10.400%, 11/01/2016 ▼	1,500	1,613

		2,520

Total Investment Grade Corporate Bonds (Cost $15,269)		16,738

	SHARES
Preferred Stocks — 3.2%
Banking — 0.3%
Bank of America
Series MER	42,500	1,103

Communications — 0.2%
US Cellular ▼	32,000	801

Energy — 0.2%
Constellation Energy Group
Series A	25,000	654

	SHARES
Finance — 1.5%
Bank of America
Series 5 ▼	102,000	1,907
Citigroup Capital XII	45,000	1,155
Freddie Mac •	39,322	39
Morgan Stanley ▼	45,000	955
Prudential Financial ▼	25,000	691
Regions Financing Trust III	17,300	432
Royal Bank Scotland Group «	38,000	610

		5,789

Insurance — 0.5%
Aspen Insurance Holdings
Series A «	50,000	1,156
Endurance Specialty Holdings
Series A «	29,400	721

		1,877

Real Estate — 0.5%
American Home Mortgage Investments — REIT
Series B • ∞	10,000	—
Ashford Hospitality Trust — REIT
Series D	31,900	703
Duke Realty — REIT
Series O	36,600	936
Hospitality Properties Trust — REIT
Series C	20,000	448

		2,087

Transportation — 0.0%
Delta Air Contingent Value •	8,000	160

Total Preferred Stocks (Cost $12,628)		12,471

PAR
Convertible Securities — 2.2%
Basic Industry — 0.5%
Peabody Energy
4.750%, 12/15/2066 ▼	$1,750	1,895

	SHARES
Consumer Discretionary — 0.3%
Ford Motor Capital Trust II	22,500	1,044

Consumer Non Cyclical — 0.5%
Archer Daniels Midland ▼	18,000	736
Bunge Limited «	10,925	969

		1,705

PAR
Energy — 0.2%
Carrizo Oil & Gas
4.375%, 06/01/2028 ▼	$1,000	885

	SHARES
Finance — 0.4%
FelCor Lodging Trust	22,884	414
Wells Fargo	1,300	1,270

Series L		1,684

	PAR
Technology — 0.3%
Hutchinson Technology
3.250%, 01/15/2026	$1,500	1,275

Total Convertible Securities (Cost $7,831)		8,488

	SHARES
Exchange-Traded Funds — 2.1%
PowerShares Emerging Markets Sovereign Debt Portfolio ▼	35,500	930
PowerShares Financial Preferred Portfolio ▼	40,000	693
SPDR Barclays Capital High Yield Bond Fund ▼	124,000	4,934
SPDR DB International Government Inflation-Protected Bond Fund	20,900	1,158
SPDR S&P Dividend	4,000	197
SPDR S&P Homebuilders ▼	11,200	189

Total Exchange-Traded Funds (Cost $7,731)		8,101

	SHARES
Closed-End Funds — 1.4%
Blackrock Global Opportunities Equity Trust	39,000	765
Franklin Templeton Limited Duration Income Trust ▼	46,100	618
Highland Credit Strategies Fund ▼	168,000	1,327
ING Clarion Global Real Estate Income Fund	71,000	535
Nuveen Equity Premium Opportunity Fund ▼	65,600	878
Nuveen Multi-Strategy Income and Growth Fund	91,000	716
Pioneer Diversified High Income Trust	39,000	777

Total Closed-End Funds (Cost $5,060)		5,616

Common Stocks — 1.0%
Banking — 0.2%
Bank of America	45,110	805

Basic Industry — 0.1%
Georgia Gulf • ∞	13,588	251
Nortek •	1,000	40

		291

Consumer Discretionary — 0.1%
Target	10,100	531

Energy — 0.4%
Pengrowth Energy Trust «	67,000	781
Provident Energy Trust ▼ «	33,000	254
TransCanada ▼ «	15,500	570

		1,605

Finance — 0.1%
Citigroup ▼	58,153	236

Real Estate — 0.1%
Macerich — REIT ▼	12,051	462

Technology — 0.0%
Magnachip Semiconductor Escrow • ∞	22,874	21

Total Common Stocks (Cost $3,964)		3,951

	PAR
Asset-Backed Securities — 0.1%
Manufactured Housing — 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 ∞	$5	5

Other — 0.1%
Exum
Series 2007-1A, Class C
3.351%, 03/22/2014 Δ ■ « ∞ ⊡	1,054	255
Series 2007-2A, Class C
3.751%, 06/22/2014 Δ ■ « ∞ ⊡	1,080	268
		523

Total Asset-Backed Securities (Cost $2,139)		528

	SHARES
Short-Term Investment — 3.3%
First American Prime Obligations Fund, Class Z
0.035% Å Ω
(Cost $12,728)	12,728,446	12,728

Investment Purchased with Proceeds from Securities Lending - 16.8%
Mount Vernon Securities Lending Prime Portfolio
0.242% Ω †
(Cost $65,552)	65,552,243	65,552

Total Investments ▲ — 116.8% (Cost $440,715)		456,401

	SHARES
Other Assets and Liabilities, Net — (16.8)%		(65,616)

Total Net Assets — 100.0%		$390,785

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held internally fair valued securities disclosed in footnote ⊡.

Δ	Variable Rate Security — The rate shown is the rate in effect as of March 31, 2010.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of March 31, 2010, the fair value of these investments was $132,941 or 34.0% of total net assets.

ª	Security in default at March 31, 2010.

▼	This security or a portion of this security is out on loan at March 31, 2010. Total loaned securities had a fair value of $63,701 at March 31, 2010.

«	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of March 31, 2010, the fair value of foreign securities was $48,010 or 12.3% of total net assets.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010.

•	Non-income producing security.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2010, the fair value of these investments was $800 or 0.2% of total net assets. Information concerning illiquid securities is as follows:

Security	Shares/Par	Dates Acquired	Cost Basis
American Home Mortgage Investments	10,000	7/07	$190
Exum, Series 2007-1A, Class C	$1,054	2/07-12/09	1,054
Exum, Series 2007-2A, Class C	$1,080	4/07-12/09	1,080
Georgia Gulf	13,588	10/09	182
Green Tree Financial, Series 1998-1, Class A4	$5	5/99	5
Magnachip Semiconductor Escrow	22,874	6/08	685

⊡	Security is internally fair valued. As of March 31, 2010, the fair value of these investments was $523 or 0.1% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $440,175. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$25,181
Gross unrealized depreciation	(9,495)

Net unrealized appreciation	$15,686

REIT — Real Estate Investment Trust
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of March 31, 2010, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
High Yield Corporate Bonds	$—	$316,542	$5,686	$322,228

				Total
	Level 1	Level 2	Level 3	Fair Value
Investment Grade Corporate Bonds	—	15,125	1,613	16,738
Preferred Stocks	12,471	—	—	12,471
Convertible Securities	4,433	4,055	—	8,488
Exchange-Traded Funds	8,101	—	—	8,101
Closed-End Funds	5,616	—	—	5,616
Common Stocks	3,930	—	21	3,951
Asset-Backed Securities	—	5	523	528
Short-Term Investment	78,280	—	—	78,280

Total Investments	$112,831	$335,727	$7,843	$456,401

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$4,741
Accrued discounts/premiums	148
Realized gain (loss)	404
Net change in unrealized appreciation or depreciation	(658)
Net purchases (sales)	3,208
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$7,843

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of March 31, 2010	$(742)

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Inflation Protected Securities Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

U.S. Government & Agency Securities — 85.9%
U.S. Treasuries — 84.3%
U.S. Treasury Bonds
2.375%, 01/15/2025 ◄	$11,352	$11,883
2.000%, 01/15/2026 ◄ ▼	3,303	3,285
2.375%, 01/15/2027 ◄	2,740	2,856
1.750%, 01/15/2028 ◄	1,758	1,665
3.625%, 04/15/2028 ◄ ▼	8,507	10,372
2.500%, 01/15/2029 ◄	908	960
3.875%, 04/15/2029 ◄	9,062	11,502
2.125%, 02/15/2040 ◄	1,203	1,193
U.S. Treasury Notes
3.500%, 01/15/2011 ◄	1,961	2,030
2.375%, 04/15/2011 ◄ ▼	7,751	8,002
2.000%, 04/15/2012 ◄ ▼	534	559
3.000%, 07/15/2012 ◄ ▼	3,676	3,959
1.875%, 07/15/2013 ◄ ▼	4,660	4,931
2.000%, 01/15/2014 ◄ ▼	4,468	4,744
2.000%, 07/15/2014 ◄ ▼	4,483	4,769
1.625%, 01/15/2015 ◄ ▼	3,972	4,149
2.250%, 01/31/2015 ▼	500	495
1.875%, 07/15/2015 ◄ ▼	3,804	4,026
2.000%, 01/15/2016 ◄ ▼	3,002	3,185
2.500%, 07/15/2016 ◄	4,415	4,824
2.375%, 01/15/2017 ◄ ▼	3,605	3,893
2.625%, 07/15/2017 ◄	3,372	3,706
1.625%, 01/15/2018 ◄	2,069	2,116
1.375%, 07/15/2018 ◄	1,904	1,906
2.125%, 01/15/2019 ◄ ▼	4,814	5,071
1.875%, 07/15/2019 ◄	4,090	4,213
3.375%, 11/15/2019 ▼	500	483
1.375%, 01/15/2020 ◄	5,496	5,387

		116,164

U.S. Agency Debentures — 1.6%
Federal Home Loan Bank
1.500%, 01/16/2013 ▼	760	758
Federal National Mortgage Association
1.750%, 02/22/2013 ▼	720	721
1.750%, 05/07/2013	675	673

		2,152

Total U.S. Government & Agency Securities (Cost $117,521)		118,316

Corporate Bonds — 5.9%
Basic Industry — 2.1%
AK Steel
7.750%, 06/15/2012	200	201
FMG Finance
10.000%, 09/01/2013 ▼■ *	500	538
Georgia-Pacific
7.125%, 01/15/2017 ■	150	156
Southern Copper
7.500%, 07/27/2035	950	990
Steel Dynamics
7.625%, 03/15/2020 ■	175	179
Teck Resources
10.750%, 05/15/2019 *	200	245
USG
9.500%, 01/15/2018	100	101
Vedanta Resources
9.500%, 07/18/2018 ■ *	400	442

		2,852

Capital Goods — 0.2%
Ball
7.125%, 09/01/2016	225	239

Consumer Non Cyclical — 0.3%
HCA
9.250%, 11/15/2016	100	106
Smithfield Foods
7.000%, 08/01/2011 ▼	275	281

		387

Electric — 0.3%
AES
8.000%, 10/15/2017	150	152
Majapahit Holding
7.750%, 01/20/2020 ■ *	200	217

		369

Energy — 0.4%
Cloud Peak Energy Resources
8.250%, 12/15/2017 ■	200	204
Concho Resources
8.625%, 10/01/2017	200	212
Gaz Capital

DESCRIPTION		PAR	FAIR VALUE Ñ

6.510%, 03/07/2022 ■ *		175	174

			590

Insurance — 0.7%
Pacific Life Global Funding
4.900%, 02/06/2016 ■ Δ		1,000	946

Natural Gas — 0.1%
El Paso
6.875%, 06/15/2014		175	179

Sovereigns — 1.5%
Australian Government
5.750%, 04/15/2012 *	AUD	800	745
Canadian Government
1.500%, 03/01/2012 *	CAD	800	784
Norwegian Government
6.500%, 05/15/2013 *	NOK	3,300	617

			2,146

Transportation — 0.3%
Avis Budget Car Rental
7.750%, 05/15/2016 ▼		150	147
Continental Airlines
Series 1997-1, Class A
7.461%, 10/01/2016		132	131
Series 2007-1, Class C
7.339%, 04/19/2014		200	192

			470

Total Corporate Bonds (Cost $7,945)			8,178

Asset-Backed Securities — 2.8%
Credit Cards — 0.8%
Discover Card Master Trust
Series 2007-C1, Class C1
0.550%, 01/15/2013 Δ		500	498
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.630%, 05/15/2014 ■ Δ		625	624

			1,122

Other — 2.0%
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040		596	600
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049		1,000	972
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ ∞		545	299
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.805%, 08/10/2045 Δ		305	282
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051		380	373
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ ∞		500	273

			2,799

Total Asset-Backed Securities (Cost $4,297)			3,921

Municipal Bond — 0.5%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $760)		760	736

Convertible Security — 0.1%	SHARES
Consumer Non Cyclical — 0.1%
Bunge Limited *
(Cost $195)	1,700	151

Collateralized Mortgage Obligation — U.S.
Government Agency Mortgage-Backed Security — 0.1%	PAR
Fixed Rate — 0.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011
(Cost $103)	$103	105

Exchange-Traded Fund — 0.1%	SHARES
iShares iBoxx $ High Yield Corporate Bond Fund ▼
(Cost $76)	1,000	88

	SHARES
Preferred Stock — 0.0%
Sovereign — 0.0%
Fannie Mae
Series S
(Cost $400)	16,000	20

Short-Term Investments — 3.7%
Money Market Fund — 3.6%
First American Prime Obligations Fund, Class Z
0.035% Å Ω	4,891,114	4,891

U.S. Treasury Obligations — 0.1%	PAR
U.S. Treasury Bills □
0.026%, 05/06/2010	$80	80
0.061%, 06/03/2010	60	60
0.155%, 07/15/2010	35	35

		175

Total Short-Term Investments (Cost $5,066)		5,066

Investment Purchased with Proceeds from
Securities Lending — 47.0%	SHARES
Mount Vernon Securities Lending Prime Portfolio
0.242% Ω †
(Cost $64,656)	64,655,505	64,656

Total Investments ▲ — 146.1% (Cost $201,019)		201,237

Other Assets and Liabilities, Net — (46.1)%		(63,511)

Total Net Assets — 100.0%		$137,726

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▼	This security or a portion of this security is out on loan at March 31, 2010. Total loaned securities had a fair value of $63,325 at March 31, 2010.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of March 31, 2010, the fair value of these investments was $3,480 or 2.5% of total net assets.

*	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of March 31, 2010, the fair value of foreign securities was $3,913 or 2.8% of total net assets.

Δ	Variable Rate Security — The rate shown is the rate in effect as of March 31, 2010.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2010, the fair value of these investments was $572 or 0.9% of total net assets. Information concerning illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis

Greenwich Capital Commercial Funding, Series 2007-GG11, Class AJ	$545	10/07	$548
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ	500	11/07	502

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of March 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $201,019. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,205
Gross unrealized depreciation	(1,987)

Net unrealized appreciation	$218

Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional Contract	Appreciation
Description	Settlement Month	(Sold)	Value	(Depreciation)

Canadian Dollar Currency Futures	June 2010	7	$690	$8
U.S. Treasury 2 Year Note Futures	June 2010	15	3,254	(1)
U.S. Treasury 5 Year Note Futures	June 2010	(14)	(1,608)	7
U.S. Treasury 10 Year Note Futures	June 2010	39	4,534	(16)
U.S. Treasury Long Bond Futures	June 2010	5	581	4

				$2

Credit Default Swap Agreements
Credit Default Swap on Credit Indices
Sell Protection1

	Reference		Expiration		Unrealized
Counterparty	Index	Receive Fixed Rate	Date	Notional Amount[2]	Appreciation

UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	$1,300	$94

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swap Agreements

						Unrealized
		Pay/Receive			Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Amount	(Depreciation)

JPMorgan Chase	3-Month LIBOR	Receive	1.255%	11/03/2011	$4,000	$(42)
JPMorgan Chase	3-Month LIBOR	Receive	3.858%	01/19/2020	1,000	(13)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	4,000	(33)
UBS	3-Month LIBOR	Receive	1.133%	03/25/2012	2,000	1
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	2,000	(53)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	1,000	(47)

						$(187)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of March 31, 2010, the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

U.S. Government & Agency Securities	$—	$118,316	$—	$118,316
Corporate Bonds	—	8,047	131	8,178
Asset-Backed Securities	—	3,921	—	3,921
Municipal Bond	—	736	—	736
Convertible Security	151	—	—	151
Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Security	—	105	—	105
Exchange-Traded Fund	88	—	—	88
Preferred Stock	20	—	—	20
Short-Term Investments	69,547	175	—	69,722

Total Investments	$69,806	$131,300	$131	$201,237

As of March 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

$2	$(93)	—	$(91)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$84
Accrued discounts/premiums	2
Realized gain (loss)	15
Net change in unrealized appreciation or depreciation	6
Net purchases (sales)	24
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$131

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of March 31, 2010	$5

As of March 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Asset Derivatives	Fair Value
Foreign Exchange Contracts	$8
Interest Rate Contracts	12
Credit Contracts	94

Balance as of March 31, 2010	$114

Liability Derivatives
Interest Rate Contracts	$205

Balance as of March 31, 2010	$205

Schedule of Investments March 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Intermediate Government Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

U.S. Government & Agency Securities — 53.4%
U.S. Agency Debentures — 29.5%
Federal Farm Credit Bank
2.250%, 07/01/2010 ▼	$1,365	$1,372
5.250%, 09/13/2010	1,000	1,022
5.750%, 01/18/2011	1,800	1,874
4.875%, 02/18/2011	1,000	1,038
3.875%, 08/25/2011 ▼	3,600	3,753
2.250%, 04/24/2012	905	924
2.125%, 06/18/2012 ▼	1,130	1,149
4.500%, 10/17/2012	1,565	1,679
1.875%, 12/07/2012	2,035	2,045
1.750%, 02/21/2013	1,885	1,880
3.875%, 10/07/2013 ▼	1,350	1,431
2.625%, 04/17/2014	1,400	1,414
3.000%, 09/22/2014	700	711
4.875%, 01/17/2017	1,025	1,111
Federal Home Loan Bank
5.125%, 09/10/2010	900	920
4.250%, 06/10/2011 ▼	1,500	1,560
1.875%, 06/20/2012 ▼	2,000	2,024
1.750%, 08/22/2012	1,025	1,033
1.625%, 09/26/2012	515	517
1.500%, 01/16/2013 ▼	2,000	1,996
1.625%, 03/20/2013	1,900	1,898
3.125%, 12/13/2013	1,865	1,938
Federal Home Loan Mortgage Corporation
2.000%, 11/05/2012	1,000	1,001
1.375%, 01/09/2013	2,100	2,084
2.100%, 04/12/2013	915	915
1.625%, 04/15/2013 ▼	1,890	1,879
2.500%, 04/23/2014	2,825	2,848
Federal National Mortgage Association
0.875%, 01/12/2012 ▼	2,030	2,022
1.750%, 05/07/2013	1,150	1,147
Tennessee Valley Authority
5.625%, 01/18/2011	2,000	2,083
6.790%, 05/23/2012	3,175	3,539
6.000%, 03/15/2013	2,725	3,057

		53,864

U.S. Treasuries — 23.9%
U.S. Treasury Bonds
8.750%, 05/15/2017 ▼	1,135	1,534
9.125%, 05/15/2018 ▼	560	785
9.000%, 11/15/2018	635	890
8.875%, 02/15/2019	340	475
8.125%, 08/15/2019 ▼	1,105	1,486
8.500%, 02/15/2020 ▼	1,250	1,729
8.750%, 08/15/2020 ▼	2,850	4,028
U.S. Treasury Notes
0.875%, 04/15/2010 ◄	286	286
4.750%, 05/15/2014 ▼	2,515	2,777
2.250%, 05/31/2014 ▼	4,275	4,281
2.375%, 08/31/2014	7,095	7,112
4.250%, 11/15/2014 ▼	2,000	2,167
2.250%, 01/31/2015 ▼	500	494
2.625%, 04/30/2016 ▼	5,850	5,727
7.500%, 11/15/2016 ▼	2,265	2,860
4.250%, 11/15/2017 ▼	1,355	1,433
3.375%, 11/15/2019 ▼	5,685	5,486

		43,550

Total U.S. Government & Agency Securities
(Cost $95,251)		97,414

U.S. Government Agency Mortgage-Backed Securities — 26.3%
Adjustable Rate Δ — 7.4%
Federal Home Loan Mortgage Corporation Pool
2.718%, 09/01/2033, #780836	1,113	1,147
4.720%, 03/01/2036, #848193	888	923
5.559%, 05/01/2037, #1H1396	1,565	1,644
Federal National Mortgage Association Pool
2.763%, 04/01/2034, #AD0486	1,968	2,024
3.251%, 03/01/2035, #819652	686	701
2.354%, 12/01/2035, #848390	746	758

DESCRIPTION	PAR	FAIR VALUE Ñ

2.966%, 07/01/2036, #886034	1,459	1,524
2.829%, 09/01/2036, #995949	866	905
5.436%, 03/01/2037, #914224	1,820	1,907
5.480%, 04/01/2037, #913187	1,388	1,446
2.857%, 03/01/2038, #AD0706	435	448

		13,427

Fixed Rate — 18.9%
Federal Home Loan Mortgage Corporation Pool
7.000%, 07/01/2011, #E20252	4	4
7.500%, 09/01/2012, #G10735	31	33
6.000%, 10/01/2013, #E72802	80	87
5.500%, 01/01/2014, #E00617	299	316
7.000%, 09/01/2014, #E00746	53	57
6.500%, 01/01/2028, #G00876	220	241
7.500%, 01/01/2030, #C35768	34	39
6.500%, 03/01/2031, #G01244	402	444
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	3	3
7.000%, 11/01/2011, #349630	1	1
7.000%, 11/01/2011, #351122	3	3
6.000%, 04/01/2013, #425550	46	49
6.500%, 08/01/2013, #251901	37	40
6.000%, 11/01/2013, #556195	67	72
7.000%, 10/01/2014, #252799	38	41
3.120%, 01/01/2015, #464158	1,905	1,929
3.131%, 01/01/2015, #464373	1,900	1,966
5.500%, 04/01/2016, #580516	307	330
6.500%, 07/01/2017, #254373	448	485
7.000%, 07/01/2017, #254414	464	509
5.500%, 12/01/2017, #673010	312	336
5.500%, 04/01/2018, #695765	422	455
4.500%, 05/01/2018, #254720	1,535	1,617
5.500%, 09/01/2019, #725793	1,878	2,029
6.000%, 01/01/2022, #254179	363	396
6.500%, 06/01/2022, #254344	376	414
7.000%, 09/01/2031, #596680	511	567
6.500%, 12/01/2031, #254169	547	593
6.000%, 04/01/2032, #745101	1,635	1,730
6.500%, 06/01/2032, #596712	1,362	1,478
6.000%, 08/01/2032, #656269	393	415
6.000%, 03/01/2034, #745324	1,660	1,807
6.500%, 08/01/2036, #887017	2,297	2,497
7.000%, 06/01/2037, #928519	3,032	3,366
6.000%, 04/14/2039 *	540	574
5.500%, 06/01/2039, #995959	6,792	7,166
Government National Mortgage Association Pool
8.000%, 10/15/2010, #414750	2	2
7.500%, 12/15/2022, #347332	54	62
7.000%, 09/15/2027, #455304	15	17
6.500%, 07/15/2028, #780825	387	426
6.500%, 08/20/2031, #003120	146	161
7.500%, 12/15/2031, #570134	148	167
6.000%, 09/15/2034, #633605	1,414	1,525

		34,449

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $47,319)		47,876

Asset-Backed Securities — 9.0%
Automotive — 1.1%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	500	509
Bank of America Auto Trust
Series 2009-2A, Class A2
1.160%, 02/15/2012 ■	500	501
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%, 01/15/2012	500	501
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.070%, 01/15/2015	500	507

		2,018

Credit Cards — 0.4%
American Express Issuance Trust
Series 2005-1, Class C
0.560%, 08/15/2011 Δ	355	353
Discover Card Master Trust
Series 2007-C1, Class C1
0.550%, 01/15/2013 Δ	375	374

DESCRIPTION	PAR	FAIR VALUE Ñ

		727

Equipment Leases — 0.3%
CNH Equipment Trust
Series 2009-C, Class A2
0.950%, 08/15/2012	500	501

Home Equity — 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
8.272%, 07/20/2031 ■ ∞	42	37

Manufactured Housing — 0.4%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	692

Other — 6.2%
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.149%, 10/12/2042	550	568
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.886%, 11/15/2044	550	550
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A4
4.982%, 05/10/2043	550	569
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,470	1,429
Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,000	972
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.805%, 08/10/2045	1,970	1,825
JPMorgan Chase Commercial Mortgage Securities
Series 2009-IWST, Class A2
5.633%, 12/05/2027 ■	605	640
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049	600	488
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	1,150	1,157
Small Business Administration
Series 2005-P10A, Class 1
4.638%, 02/10/2015	623	653
Series 2005-P10B, Class 1
4.940%, 08/10/2015	415	440
Series 2010-10A, Class 1
4.108%, 03/10/2020	2,000	2,000

		11,291

Utilities — 0.6%
Centerpoint Energy Transition
Series 2008-A, Class A1
4.192%, 02/01/2020	1,007	1,073

Total Asset-Backed Securities
(Cost $16,316)		16,339

Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities — 3.8%
Fixed Rate — 3.8%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	43	43
Series 2629, Class BO
3.250%, 03/15/2018	916	942
Series 2843, Class BH
4.000%, 01/15/2018	878	903
Federal National Mortgage Association
Series 2002-W1, Class 2A
7.500%, 02/25/2042	602	687
Series 2003-92, Class PD
4.500%, 03/25/2017	1,500	1,565
Series 2009-M1, Class A1
3.400%, 07/25/2019	975	993
Series 2010-M1, Class A1
3.305%, 06/25/2019	1,724	1,746

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities

DESCRIPTION	PAR	FAIR VALUE Ñ

(Cost $5,895)		6,879

Corporate Bonds — 3.7%
Banking — 1.7%
Bank of America
Series MTN
2.100%, 04/30/2012 ▼	1,000	1,018
Citibank
1.750%, 12/28/2012	1,000	1,003
JPMorgan Chase
2.200%, 06/15/2012	1,000	1,020

		3,041

Brokerage — 1.1%
Goldman Sachs
3.250%, 06/15/2012	1,000	1,043
Morgan Stanley
2.250%, 03/13/2012 ▼	1,000	1,020

		2,063

Finance — 0.9%
GMAC
1.750%, 10/30/2012	1,070	1,076
Private Export Funding
3.050%, 10/15/2014	550	557

		1,633

Total Corporate Bonds
(Cost $6,727)		6,737

Collateralized Mortgage Obligation-Private Mortgage-Backed Securities — 3.2%
Fixed Rate — 3.2%
FDIC Structured Sale Guaranteed Notes
Series 2010-S1, Class 2A
3.250%, 04/25/2038 ■	1,410	1,401
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.875%, 03/25/2043 ∞	885	609
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.731%, 05/25/2035 ∞	1,308	737
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030 ∞	402	345
Lehman Mortgage Trust
Series 2008-6, Class 1A1
6.523%, 07/25/2047	643	598
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	534	453
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018 ∞	678	517
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	867	861
Wells Fargo Mortgage Backed Securities Trust
Series 2007-9, Class 1A4
5.500%, 07/25/2037	600	239

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities
(Cost $7,982)		5,760

Short-Term Investments — 0.4%
Money Market Funds — 0.3%	SHARES
First American Government Obligations Fund, Class Z
0.004% Å Ω	463,962	464
First American U.S. Treasury Money Market Fund, Class Z
0.000% Å Ω	58,493	59

		523

U.S. Treasury Obligation — 0.1%	PAR
U.S. Treasury Bill
0.069%, 05/06/2010 □	$140,000	140

Total Short-Term Investments
(Cost $663)		663

Investment Purchased with Proceeds from Securities
Lending — 29.5%	SHARES
Mount Vernon Securities Lending Prime Portfolio
0.242% Ω †
(Cost $53,878)	53,877,955	$53,878

Total Investments ▲ — 129.3%
(Cost $234,031)		235,546

Other Assets and Liabilities, Net — (29.3)%		(53,429)

Total Net Assets — 100.0%		$182,117

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at March 31, 2010. Total loaned securities had a fair value of $52,772 at March 31, 2010.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Δ	Variable Rate Security — The rate shown is the rate in effect as of March 31, 2010.

*	Security purchased on a when-issued basis. On March 31, 2010, the total cost of investments purchased on a when-issued basis was $574 or 0.3% of total net assets. .

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2010, the fair value of these investments was $2,245 or 1.2% of total net assets. Information concerning illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis

GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	$42	9/02	$44
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	885	12/06	915
GSR Mortgage Loan Trust, Series 2005-4F, Class B1	1,308	5/06	1,242
Impac Secured Assets, Series 2003-3, Class M1	402	3/08	345
Residential Accredit Loans, Series 2003-QS12, Class M1	678	11/05	661

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of March 31, 2010, the fair value of these investments was $3,088 or 1.7% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

□	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of March 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $234,031. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,570
Gross unrealized depreciation	(2,055)

Net unrealized appreciation	$1,515

Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional Contract	Appreciation
Description	Settlement Month	(Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	June 2010	94	$20,394	$(4)
U.S. Treasury 5 Year Note Futures	June 2010	(23)	(2,641)	12
U.S. Treasury 10 Year Note Futures	June 2010	12	1,395	(4)
U.S. Treasury Long Bond Futures	June 2010	(4)	(465)	1

				$5

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of March 31, 2010, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

U.S. Government & Agency Securities	$—	$96,413	$—	$96,413
U.S. Government Agency Mortgage-Backed Securities	—	48,877	—	48,877
Asset-Backed Securities	—	14,339	2,000	16,339
Collateralized Mortgage Obligation- U.S. Government Agency Mortgage-Backed Securities	—	6,879	—	6,879
Corporate Bonds	—	6,737	—	6,737
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	4,359	1,401	5,760
Short-Term Investments	54,401	140	—	54,541

Total Investments	$54,401	$177,744	$3,401	$235,546

As of March 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

$5	$—	$—	$5

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Net change in unrealized appreciation or depreciation	(4)
Net purchases (sales)	3,405
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$3,401

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of March 31, 2010	$(4)

As of March 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Interest Rate Contracts	$13

Balance as of March 31, 2010	$13

Liability Derivatives
Interest Rate Contracts	$8

Balance as of March 31, 2010	$8

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Intermediate Term Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Corporate Bonds — 55.4%
Banking — 10.2%
Bank of America
5.750%, 12/01/2017	$4,015	$4,116
5.650%, 05/01/2018	5,745	5,812
8.000%, 12/29/2049 Δ	4,310	4,398
Barclays Bank
5.125%, 01/08/2020 ▼ *	3,630	3,579
Citigroup
6.375%, 08/12/2014	2,935	3,135
6.125%, 11/21/2017	4,590	4,722
6.125%, 05/15/2018	1,100	1,124
8.500%, 05/22/2019	3,000	3,502
Citigroup Capital XXI
8.300%, 12/21/2077 Δ	1,475	1,493
Comerica Bank
5.750%, 11/21/2016	3,245	3,340
Deutsche Bank
3.875%, 08/18/2014 *	3,205	3,274
Fifth Third Bancorp
6.250%, 05/01/2013	1,495	1,608
JPMorgan Chase
5.150%, 10/01/2015	3,290	3,472
Series 1
7.900%, 04/29/2049 Δ	4,085	4,355
JPMorgan Chase Capital XXII
Series V
6.450%, 02/02/2037	1,750	1,625
Keycorp
6.500%, 05/14/2013	1,000	1,068
Lloyds TSB Bank
4.375%, 01/12/2015 * ■	8,000	7,886
North Fork Bancorp
5.875%, 08/15/2012	3,130	3,286
PNC Funding
3.625%, 02/08/2015	3,300	3,320
Royal Bank of Scotland
6.400%, 10/21/2019 ▼ *	1,000	1,000
Sovereign Bank
8.750%, 05/30/2018	2,040	2,288
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	1,170	1,053
Wachovia
5.750%, 06/15/2017	1,450	1,544
Wells Fargo
4.375%, 01/31/2013	1,840	1,942
Series K
7.980%, 03/29/2049 Δ	3,365	3,516
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	3,545	3,660

		80,118

Basic Industry — 2.8%
Arcelormittal
5.375%, 06/01/2013 ▼ *	7,835	8,340
Celulosa Arauco Constitucion
5.625%, 04/20/2015 *	2,000	2,077
Incitec Pivot Finance
6.000%, 12/10/2019 ■	2,255	2,279
Newmont Mining
5.125%, 10/01/2019	3,720	3,742
Rio Tinto Financial
5.875%, 07/15/2013 *	3,300	3,627
Vale Overseas
6.250%, 01/11/2016 *	1,415	1,534

		21,599

Brokerage — 3.8%
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	1,165	988
Goldman Sachs Group
6.150%, 04/01/2018	8,105	8,576
5.375%, 03/15/2020 ▼	2,000	1,981
Merrill Lynch
6.050%, 05/16/2016	4,625	4,716
Morgan Stanley
5.375%, 10/15/2015	6,550	6,803
Series MTN
6.625%, 04/01/2018	6,700	7,146

		30,210

DESCRIPTION	PAR	FAIR VALUE Ñ

Capital Goods — 0.9%
Boeing
4.875%, 02/15/2020	1,850	1,893
Caterpillar Financial
Series MTN
7.150%, 02/15/2019 ▼	2,565	3,019
John Deere Capital
Series MTN
4.500%, 04/03/2013	1,990	2,125

		7,037

Communications — 6.4%
AT&T
5.800%, 02/15/2019 ▼	3,350	3,581
British Sky Broadcasting
6.100%, 02/15/2018 ▼ * ■	1,845	1,984
British Telecom
5.950%, 01/15/2018 ▼ *	2,415	2,479
CBS
5.750%, 04/15/2020	1,355	1,361
Comcast
6.300%, 11/15/2017	3,510	3,867
5.150%, 03/01/2020	1,930	1,948
Deutsche Telekom
5.875%, 08/20/2013 *	6,560	7,154
DirecTV Holdings
3.550%, 03/15/2015 ■	2,850	2,804
5.875%, 10/01/2019 ■	2,820	2,935
Embarq
7.082%, 06/01/2016 ▼	1,170	1,274
News America
5.650%, 08/15/2020	2,000	2,107
Rogers Communications
6.800%, 08/15/2018 *	1,390	1,581
Telecom Italia Capital
7.175%, 06/18/2019 *	2,570	2,775
Time Warner Cable
8.250%, 02/14/2014	2,000	2,347
6.750%, 07/01/2018 ▼	2,025	2,262
Verizon Communications
5.250%, 04/15/2013 ▼	4,905	5,359
8.750%, 11/01/2018	3,270	4,102

		49,920

Consumer Cyclical — 2.9%
American Honda Finance
Series MTN
4.625%, 04/02/2013 ■	3,660	3,875
Home Depot
5.875%, 12/16/2036	1,775	1,722
McDonald’s
Series MTN
5.350%, 03/01/2018 ▼	1,740	1,887
Target
5.125%, 01/15/2013	3,580	3,887
Viacom
5.625%, 09/15/2019	5,000	5,193
Whirlpool
Series MTN
5.500%, 03/01/2013	3,165	3,313
Yum! Brands
8.875%, 04/15/2011	2,740	2,939

		22,816

Consumer Non Cyclical — 6.7%
Altria Group
9.700%, 11/10/2018	3,000	3,689
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019 ■	3,450	4,103
Baxter International
4.500%, 08/15/2019	1,500	1,514
Bunge Limited Finance
8.500%, 06/15/2019	1,135	1,319
ConAgra Foods
5.875%, 04/15/2014	2,595	2,849
Covidien International
5.450%, 10/15/2012 *	2,240	2,445
Express Scripts
6.250%, 06/15/2014	2,000	2,216
Genentech
4.750%, 07/15/2015	1,650	1,762
General Mills
5.650%, 02/15/2019	6,085	6,527
Kellogg

DESCRIPTION	PAR	FAIR VALUE Ñ

4.450%, 05/30/2016	2,620	2,783
Kraft Foods
6.500%, 08/11/2017	1,225	1,372
5.375%, 02/10/2020	3,500	3,557
Lorillard Tobacco
8.125%, 06/23/2019	1,815	2,000
Reynolds American
7.625%, 06/01/2016	5,000	5,618
Roche Holdings
6.000%, 03/01/2019 ■	2,100	2,321
Schering-Plough
5.550%, 12/01/2013	4,595	5,104
UnitedHealth Group
4.875%, 02/15/2013	2,965	3,171

		52,350

Electric — 2.2%
FirstEnergy Solutions
6.050%, 08/15/2021	500	501
MidAmerican Energy Holdings
5.875%, 10/01/2012	3,445	3,761
National Rural Utilities
10.375%, 11/01/2018	3,100	4,123
Ohio Power
Series K
6.000%, 06/01/2016	2,100	2,302
PPL Energy Supply
6.300%, 07/15/2013	2,000	2,192
Virginia Electric Power
5.950%, 09/15/2017	3,780	4,127

		17,006

Energy — 5.2%
Anadarko Petroleum
5.950%, 09/15/2016	4,000	4,358
Cenovus Energy
5.700%, 10/15/2019 * ■	2,870	3,018
ConocoPhillips
6.000%, 01/15/2020	3,280	3,643
Hess
8.125%, 02/15/2019 ▼	2,750	3,352
Marathon Oil
5.900%, 03/15/2018	1,420	1,515
7.500%, 02/15/2019	2,060	2,420
Nexen
5.650%, 05/15/2017 *	4,180	4,404
Petroleos Mexicanos
4.875%, 03/15/2015 * ■	1,000	1,027
Suncor Energy
6.100%, 06/01/2018 *	1,275	1,374
Talisman Energy
7.750%, 06/01/2019 *	2,500	2,979
Valero Energy
4.500%, 02/01/2015	1,315	1,317
Weatherford International
5.950%, 06/15/2012	3,690	3,985
Woodside Finance
4.500%, 11/10/2014 * ■	1,880	1,926
XTO Energy
4.625%, 06/15/2013 ▼	1,500	1,608
5.650%, 04/01/2016	3,295	3,648

		40,574

Finance — 5.5%
American Express
7.250%, 05/20/2014	4,125	4,675
American Express Centurion
Series BKNT
5.550%, 10/17/2012	2,035	2,194
American Express Credit
Series C
7.300%, 08/20/2013	2,405	2,699
Ameriprise Financial
5.300%, 03/15/2020	3,330	3,369
Capital One Bank
8.800%, 07/15/2019	3,140	3,794
Capital One Financial
6.150%, 09/01/2016	1,775	1,842
Countrywide Financial
6.250%, 05/15/2016	2,395	2,459
Credit Agricole
6.637%, 05/29/2049 Δ * ■	1,330	1,160
General Electric Capital
4.800%, 05/01/2013 ▼	6,235	6,626
Series A

DESCRIPTION	PAR	FAIR VALUE Ñ

3.750%, 11/14/2014 ▼	2,500	2,533
Series MTN
5.625%, 09/15/2017	3,955	4,164
International Lease Finance
6.375%, 03/25/2013	2,635	2,575
Private Export Funding
3.050%, 10/15/2014	575	582
Transcapitalinvest
5.670%, 03/05/2014 * ■	4,125	4,328

		43,000

Industrial Other — 0.6%
Johnson Controls
5.250%, 01/15/2011 ▼	4,720	4,877

Insurance — 3.7%
Aflac
8.500%, 05/15/2019 ▼	3,000	3,612
Allied World Assurance
7.500%, 08/01/2016 *	3,040	3,291
American International Group
8.250%, 08/15/2018	3,000	3,148
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,055	3,128
Lincoln National
8.750%, 07/01/2019	2,720	3,326
Met Life Global Funding I
5.125%, 04/10/2013 ■	3,730	4,005
MetLife
7.717%, 02/15/2019	430	502
Pacific Life Global Funding
5.150%, 04/15/2013 ■	2,205	2,325
Pacific Life Insurance
6.000%, 02/10/2020 ▼ ■	965	942
Prudential Financial
5.100%, 09/20/2014	3,235	3,417
ZFS Finance USA Trust V
6.500%, 05/09/2067 Δ ■	1,530	1,446

		29,142

Natural Gas — 0.1%
Kinder Morgan Energy Partners
5.000%, 12/15/2013	1,135	1,217

Other Utility — 0.2%
American Water Capital
6.085%, 10/15/2017	1,420	1,519

Real Estate — 1.6%
Health Care — REIT
5.875%, 05/15/2015	1,875	1,967
Health Care Properties — REIT
Series MTN
6.300%, 09/15/2016	1,960	1,992
Prologis — REIT
6.875%, 03/15/2020	3,545	3,502
Simon Property Group — REIT
5.650%, 02/01/2020	2,000	1,951
Vornado Realty — REIT
4.250%, 04/01/2015 ▼	3,315	3,290

		12,702

Sovereign — 0.2%
United Mexican States
5.625%, 01/15/2017 *	1,400	1,498

Transportation — 2.4%
AEP Texas Central
Series A-2
4.980%, 07/01/2013	9,095	9,672
CSX
6.250%, 03/15/2018 ▼	3,465	3,744
Erac USA Finance
6.375%, 10/15/2017 ■	1,445	1,564
Union Pacific
5.750%, 11/15/2017	3,320	3,558

		18,538

Total Corporate Bonds (Cost $403,606)		434,123

Asset-Backed Securities — 18.9%
Automotive — 4.9%
Ally Auto Receivables Trust
Series 2009-A, Class A3

DESCRIPTION	PAR	FAIR VALUE Ñ

2.330%, 06/17/2013 ■	3,000	3,051
Bank of America Auto Trust
Series 2009-2A, Class A2
1.160%, 02/15/2012 ■	2,635	2,642
Capital One Prime Auto Receivables Trust
Series 2006-2, Class A-4
4.940%, 07/15/2012	1,958	1,984
Series 2007-2, Class A3
4.890%, 01/15/2012	698	704
Chrysler Financial Lease Trust
Series 2010-A, Class A2
1.780%, 06/15/2011 ■	4,285	4,283
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	4,000	4,134
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	1,245	1,255
Hertz Vehicle Financing
Series 2009-2A, Class A1
4.260%, 03/25/2014 ■	5,000	5,147
Huntington Auto Trust
Series 2009-1A, Class A2
3.480%, 07/15/2011 ■	1,835	1,842
Nissan Auto Receivables Owner Trust
Series 2007-B, Class A4
5.160%, 03/15/2014	5,500	5,739
USAA Auto Owner Trust
Series 2006-2, Class A4
5.370%, 02/15/2012	1,312	1,314
Series 2007-1, Class A3
5.430%, 10/15/2011	210	211
Series 2007-2, Class A3
4.900%, 02/15/2012	213	215
Series 2008-1, Class A3
4.160%, 04/16/2012	932	944
Wachovia Auto Loan Owner Trust
Series 2006-2, Class A4
5.230%, 03/20/2012 ■	774	780
World Omni Auto Receivables Trust
Series 2007-B, Class A3A
5.280%, 01/17/2012	391	395
Series 2010-A, Class A2
0.700%, 06/15/2012	3,895	3,896

		38,536

Credit Cards — 5.5%
American Express Issuance Trust
Series 2005-1, Class C
0.560%, 08/15/2011 Δ	1,930	1,922
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	5,855	6,341
Series 2008-A1, Class A1
0.810%, 04/15/2013 Δ	2,500	2,504
Cabela’s Master Credit Card Trust
Series 2008-1A, Class A2
1.080%, 12/15/2013 ■ Δ	2,910	2,907
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	2,500	2,511
Series 2008-3A, Class A3
5.050%, 02/15/2016	4,795	5,195
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	3,000	3,116
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	11,756
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,530	3,867
Series 2007-C1, Class C1
0.550%, 01/15/2013 Δ	1,940	1,933
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.630%, 05/15/2014 ■ Δ	795	794

		42,846

Equipment Leases — 0.6%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	1,640	1,660
GE Equipment Small Ticket

DESCRIPTION	PAR	FAIR VALUE Ñ

Series 2009-1, Class A1
0.382%, 11/15/2010 ■	2,976	2,976

		4,636

Home Equity — 0.3%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ∞	27	26
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.090%, 04/15/2028 ∞	17	16
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,283	2,681

		2,723

Manufactured Housing — 0.3%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028 ∞	83	83
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	1,319	1,345
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	826	831

		2,259

Other — 6.2%
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 Δ	4,000	4,096
Series 2007-PW15, Class A2
5.205%, 02/11/2044	3,605	3,729
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ∞ ■	1,470	473
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049 ▼	2,340	2,397
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	2,430	2,424
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	762	764
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038	3,845	3,916
Series 2007-GG10, Class A4
5.805%, 08/10/2045	1,435	1,329
JPMorgan Chase Commercial Mortgage Securities
Series 2009-IWST, Class A2
5.633%, 12/05/2019 ■ Δ	4,400	4,655
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.126%, 07/12/2038 ∞ Δ	1,455	788
RBSSP Resecuritization Trust
Series 2009-11, Class 4A1
1.979%, 12/26/2037 ■ Δ	1,216	1,226
Series 2009-13, Class 5A1
0.329%, 11/26/2036 ■Δ	3,785	3,640
Series 2009-8, Class 3A1
0.369%, 03/26/2037 ■ Δ	1,472	1,426
Series 2009-9, Class 9A1
0.449%, 09/26/2037 ■ Δ	3,410	3,164
Small Business Administration
Series 2006-P10A, Class 1
5.408%, 02/10/2016	3,728	3,975
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	5,940	5,926
Series 2007-C34, Class A2
5.569%, 05/15/2046	3,830	4,025
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ ∞	505	275

		48,228

Utilities — 1.1%
CenterPoint Energy Transition
Series 2008-A, Class A1
4.192%, 02/01/2020	5,229	5,572
PG&E Energy Recovery Funding
Series 2005-1, Class A3
4.140%, 09/25/2012	2,853	2,887

		8,459

Total Asset-Backed Securities (Cost $145,063)		147,687

DESCRIPTION	PAR	FAIR VALUE Ñ

U.S. Government & Agency Securities — 7.9%
U.S. Agency Debentures — 1.8%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 ▼ ■	13,900	14,595

U.S. Treasuries — 6.1%
U.S. Treasury Notes
0.875%, 02/28/2011 ▼	2,360	2,370
0.875%, 05/31/2011 ▼	16,550	16,621
1.000%, 08/31/2011 ▼	2,680	2,692
1.375%, 10/15/2012 ▼	3,950	3,955
1.375%, 01/15/2013 ▼	2,505	2,497
2.625%, 06/30/2014 ▼	3,090	3,136
2.375%, 08/31/2014	1,905	1,909
2.375%, 02/28/2015 ▼	5,110	5,075
3.625%, 08/15/2019 ▼	750	741
3.375%, 11/15/2019 ▼	2,650	2,557
3.625%, 02/15/2020 ▼	6,185	6,080

		47,633

Total U.S. Government & Agency Securities (Cost $61,454)		62,228

U.S. Government Agency Mortgage-Backed Securities - 6.4%
Adjustable Rate Δ — 3.5%
Federal Home Loan Mortgage Corporation Pool
3.244%, 01/01/2028, #786281	730	750
2.874%, 04/01/2029, #847190	906	928
2.924%, 10/01/2030, #847209	2,502	2,546
2.912%, 05/01/2031, #847161	820	841
2.944%, 09/01/2033, #847210	2,105	2,162
Federal National Mortgage Association Pool
2.969%, 09/01/2033, #725111	1,360	1,408
3.251%, 03/01/2035, #819652	4,561	4,663
2.354%, 12/01/2035, #848390	1,990	2,020
2.968%, 07/01/2036, #886034	5,191	5,422
2.828%, 09/01/2036, #995949	3,307	3,453
2.857%, 03/01/2038, #AD0706	3,246	3,346

		27,539

Fixed Rate — 2.9%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	1,893	1,973
Federal National Mortgage Association Pool
3.131%, 01/01/2015, #464373	2,600	2,691
4.000%, 07/01/2018, #357414	5,933	6,155
4.000%, 05/01/2020, #AD0107	5,708	5,914
4.000%, 03/01/2022, #890134	5,655	5,859

		22,592

Total U.S. Government Agency Mortgage-Backed Securities (Cost $49,730)		50,131

Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities — 5.3%
Fixed Rate — 5.3%
Federal Home Loan Mortgage Corporation
Series 1167, Class E
7.500%, 11/15/2021	16	16
Series 1286, Class A
6.000%, 05/15/2022	44	47
Series 2750, Class HE
5.000%, 02/15/2019	5,930	6,327
Series 2763, Class TA
4.000%, 03/15/2011	2,003	2,044
Series 2780, Class QC
4.500%, 03/15/2017	5,217	5,334
Series 2795, Class CL
4.500%, 07/15/2017	5,917	6,082
Series 3555, Class EA
4.000%, 12/15/2014	4,427	4,594
Federal National Mortgage Association
Series 1990-89, Class K
6.500%, 07/25/2020	13	14
Series 2002-83, Class MD
5.000%, 09/25/2016	5,583	5,755
Series 2009-M1, Class A1
3.400%, 07/25/2019	3,898	3,973
Series 2010-M1, Class A1
3.305%, 06/25/2019	7,070	7,162

DESCRIPTION	PAR	FAIR VALUE Ñ

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities (Cost $40,556)		41,348

Collateralized Mortgage Obligation — Private Mortgage-Backed Securities — 1.9%
Adjustable Rate Δ — 1.1%
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
3.052%, 10/25/2033	5,235	4,372
Structured Mortgage Loan Trust
Series 2004-11, Class A
5.329%, 08/25/2034	251	199
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.451%, 10/25/2033	3,642	3,675

		8,246

Fixed Rate — 0.8%
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	778	781
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,315	1,052
FDIC Structured Sale Guaranteed Notes
Series 2010-S1, Class 2A
3.250%, 04/25/2038 ■	4,550	4,520
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ∞	18	18

		6,371

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities (Cost $15,675)		14,617

Municipal Bond 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016	1,620	1,569

(Cost $1,620)

Preferred Stock — 0.0%
Sovereign — 0.0%
Fannie Mae
Series S
(Cost $2,472)	104,000	132

Short-Term Investments — 3.4%	SHARES
Money Market Fund — 3.3%
First American Prime Obligations Fund, Class Z	25,601,759	25,602

0.035% ÅΩ

U.S. Treasury Obligations — 0.1%	PAR
U.S. Treasury Bills ¤
0.069%, 05/06/2010	$300	300
0.147%, 06/03/2010	555	555
0.155%, 07/15/2010	80	80
0.155%, 07/29/2010	310	309

		1,244

Total Short-Term Investments (Cost $26,846)		26,846

Investments Purchased with Proceeds from
Securities Lending — 13.9%	SHARES
Mount Vernon Securities Lending Prime Portfolio
0.242% Ω †
(Cost $108,794)	108,793,877	108,794

Total Investments ▲ — 113.3% (Cost $855,816)		887,475

Other Assets and Liabilities, Net — (13.3)%		(103,885)

Total Net Assets — 100.0%		$783,590

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are internally valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

Δ	Variable Rate Security — The rate shown is the rate in effect as of March 31, 2010.

▼	This security or a portion of this security is out on loan at March 31, 2010. Total loaned securities had a fair value of $106,515 at March 31, 2010.

*	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of March 31, 2010, the fair value of foreign securities was $74,740 or 9.5% of total net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of March 31, 2010, the fair value of these investments was $111,818 or 14.3% of total net assets.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2010, the fair value of these investments was $1,679 or 0.2% of total net assets. Information concerning the illiquid security is as follows:

Security	Par	Dates Acquired	Cost Basis

Amresco Residential Security Mortgage, Series 1997-3, Class A9	$27	10/02	$28
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	1,470	10/07	1,390
Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9	17	10/02	17
Green Tree Financial, Series 1996-9, Class A5	83	4/00	82
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C	1,455	10/07	1,388
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ	505	11/07	507
Westam Mortgage Financial, Series 11, Class A	18	11/97	18

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of March 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $855,816. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$38,519
Gross unrealized depreciation	(6,860)

Net unrealized appreciation	$31,659

REIT	—	Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
		Purchased	Contract	Appreciation
Description	Settlement Month	(Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	June 2010	311	$67,472	$10
U.S. Treasury 5 Year Note Futures	June 2010	43	4,938	4
U.S. Treasury 10 Year Note Futures	June 2010	84	9,765	(53)
U.S. Treasury Long Bond Futures	June 2010	(21)	(2,439)	3

				$(36)

Interest Rate Swap Agreements

						Unrealized
	Floating Rate	Pay/Receive			Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Expiration Date	Amount	(Depreciation)

JPMorgan Chase	3-Month LIBOR	Receive	3.858%	01/19/2020	$5,000	$(63)
JPMorgan Chase	3-Month LIBOR	Receive	1.255%	11/03/2011	20,000	(213)
UBS	3-Month LIBOR	Receive	1.133%	03/25/2012	19,000	14
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	4,000	(187)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	8,000	(212)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	19,000	(158)

						$(819)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2010 the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Corporate Bonds	$—	$434,123	$—	$434,123
Asset-Backed Securities	—	147,687	—	147,687
U.S. Government & Agency Securities	—	62,228	—	62,228
U.S. Government Agency Mortgage-Backed Securities	—	50,131		50,131

				Total
	Level 1	Level 2	Level 3	Fair Value

Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities	—	41,348	—	41,348
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	10,097	4,520	14,617
Municipal Bond	—	1,569		1,569
Preferred Stocks	132	—		132
Short-Term Investments	134,396	1,244		135,640

Total Investments	$134,528	$748,427	$4,520	$887,475

As of March 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

$(36)	$(819)	—	$(855)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$12,824
Accrued discounts/premiums	—
Realized gain (loss)	(1,643)
Net change in unrealized appreciation or depreciation	2,423
Net purchases (sales)	(9,084)
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$4,520

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of March 31, 2010	$(12)

As of March 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value

Asset Derivatives
Interest Rate Contracts	$31

Balance as of March 31, 2010	$31

Liability Derivatives
Interest Rate Contracts	$886

Balance as of March 31, 2010	$886

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Short Term Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Corporate Bonds - 41.4%
Banking - 9.1%
Bank of America
2.100%, 04/30/2012 ▼	$1,500	$1,528
4.875%, 01/15/2013	2,000	2,093
4.750%, 08/15/2013	1,500	1,560
Bank One
7.875%, 08/01/2010	2,700	2,764
BB&T
5.700%, 04/30/2014	1,000	1,087
Series MTN
3.850%, 07/27/2012	260	271
Citigroup
2.125%, 04/30/2012	1,500	1,527
5.850%, 07/02/2013 ▼	1,000	1,051
6.375%, 08/12/2014	4,500	4,808
Credit Suisse
4.875%, 08/15/2010	1,500	1,523
Credit Suisse New York
5.500%, 05/01/2014 ¬	1,000	1,089
Deutsche Bank
3.875%, 08/18/2014 ¬	2,000	2,043
European Investment Bank
1.750%, 09/14/2012 ▼	5,000	5,034
Fifth Third Bancorp
6.250%, 05/01/2013	1,755	1,887
HSBC Finance
6.750%, 05/15/2011	2,345	2,465
JPMorgan Chase
2.200%, 06/15/2012	1,500	1,529
5.125%, 09/15/2014	2,000	2,113
3.700%, 01/20/2015	2,000	2,012
Key Bank
3.200%, 06/15/2012	1,500	1,558
KeyCorp
Series MTN
6.500%, 05/14/2013	1,000	1,068
KFW
Series GMTN
4.750%, 05/15/2012 ¬	5,000	5,356
Lloyds TSB Bank
4.375%, 01/12/2015 ¬ ▪	3,000	2,957
National City
4.000%, 02/01/2011 ▼	1,000	1,018
PNC Funding
3.625%, 02/08/2015 ▼	1,500	1,509
Rabobank Nederland
3.200%, 03/11/2015 ¬ ▪	1,400	1,388
Royal Bank of Scotland
4.875%, 08/25/2014 ¬ ▪	1,900	1,912
Santander
2.485%, 01/18/2013 ¬ ▪	2,000	1,987
UBS
3.875%, 01/15/2015 ¬	1,000	987
Wells Fargo
Series AI
4.750%, 02/09/2015	2,000	2,077
Series I
3.750%, 10/01/2014	2,000	2,024

		60,225

Basic Industry - 2.1%
Arcelormittal
5.375%, 06/01/2013 ¬	1,900	2,022
BHP Billiton Finance
5.500%, 04/01/2014 ¬	1,000	1,100
Dow Chemical
4.850%, 08/15/2012	1,000	1,057
E. I. du Pont de Nemours
3.250%, 01/15/2015	2,600	2,616
Georgia-Pacific
8.125%, 05/15/2011	500	525
Noranda
7.250%, 07/15/2012 ¬	2,000	2,189
Potash Corporation of Saskatchewan
3.750%, 09/30/2015 ¬	1,500	1,518
Rio Tinto Financial
8.950%, 05/01/2014 ¬	1,000	1,205
United States Steel
5.650%, 06/01/2013	1,000	1,015
Vedanta Resources
9.500%, 07/18/2018 ¬ ▪	420	464

		13,711

Brokerage - 2.0%
Goldman Sachs Group
6.875%, 01/15/2011 ▼	3,000	3,141
1.625%, 07/15/2011	1,580	1,598
3.625%, 08/01/2012 ▼	1,625	1,683
Merrill Lynch
5.450%, 02/05/2013	1,250	1,322
Morgan Stanley
2.250%, 03/13/2012 ▼	1,525	1,556
4.200%, 11/20/2014	2,000	2,004
4.100%, 01/26/2015 ▼	1,645	1,636

		12,940

Capital Goods - 0.8%
Case New Holland
7.750%, 09/01/2013 ▪	1,000	1,037

DESCRIPTION	PAR	FAIR VALUE Ñ

Caterpillar Financial Services
Series MTN
4.900%, 08/15/2013	2,490	2,689
Northrop Grumman
3.700%, 08/01/2014	1,707	1,747

		5,473

Communications - 4.4%
American Tower
4.625%, 04/01/2015 ▼ ▪	2,000	2,057
AT&T
7.300%, 11/15/2011	1,500	1,640
6.700%, 11/15/2013	2,000	2,282
British Telecom
5.150%, 01/15/2013 ¬	1,000	1,057
Comcast
5.300%, 01/15/2014 ▼	1,000	1,075
Deutsche Telekom
5.875%, 08/20/2013 ¬	2,000	2,181
DirecTV Holdings
3.550%, 03/15/2015 ▪	1,700	1,673
7.625%, 05/15/2016	2,000	2,240
News America
5.300%, 12/15/2014 ▼	1,000	1,096
Sprint Capital
8.375%, 03/15/2012	2,000	2,080
TCM Sub
3.550%, 01/15/2015 ▪	1,000	992
Telecom Italia Capital
4.950%, 09/30/2014 ¬	1,540	1,580
Time Warner Cable
5.400%, 07/02/2012	1,250	1,342
8.250%, 02/14/2014	1,025	1,203
Verizon New England
6.500%, 09/15/2011 ▼	1,500	1,595
Verizon Wireless
5.550%, 02/01/2014	2,000	2,186
Vodafone Group
5.000%, 09/15/2015 ¬	2,500	2,645

		28,924

Consumer Cyclical - 1.6%
Best Buy
6.750%, 07/15/2013	1,000	1,119
Home Depot
5.250%, 12/16/2013	2,000	2,166
Macy’s Retail Holdings
5.350%, 03/15/2012	1,700	1,785
Staples
9.750%, 01/15/2014	1,000	1,212
Target
4.000%, 06/15/2013	1,000	1,048
Viacom
4.375%, 09/15/2014	1,000	1,033
Whirlpool
8.000%, 05/01/2012	1,000	1,099
Yum! Brands
8.875%, 04/15/2011	1,260	1,351

		10,813

Consumer Non Cyclical - 6.3%
Altria Group
8.500%, 11/10/2013	2,000	2,338
Anheuser-Busch InBev Worldwide
3.000%, 10/15/2012 ▼ ▪	750	770
7.200%, 01/15/2014 ▪	1,000	1,146
Boston Scientific
4.500%, 01/15/2015	1,000	958
Bunge Limited Finance
5.875%, 05/15/2013	895	953
Carefusion
4.125%, 08/01/2012 ▪	600	626
ConAgra Foods
5.875%, 04/15/2014	1,950	2,141
Covidien International
5.150%, 10/15/2010 ¬	3,000	3,068
Dr. Pepper Snapple Group
2.350%, 12/21/2012	2,000	2,014
Eli Lilly & Co.
3.550%, 03/06/2012	1,000	1,043
Express Scripts
5.250%, 06/15/2012	2,500	2,666
Genentech
4.750%, 07/15/2015	2,000	2,135
Kraft Foods
5.625%, 11/01/2011	1,500	1,593
6.000%, 02/11/2013	1,500	1,646
Kroger
5.500%, 02/01/2013	2,000	2,160
Life Technologies
3.375%, 03/01/2013	1,000	1,006
McKesson
6.500%, 02/15/2014 ▼	2,105	2,351
MedcoHealth Solutions
6.125%, 03/15/2013	1,845	2,024
Miller Brewing
5.500%, 08/15/2013 ¬ ▪	2,000	2,141
Novartis Capital
2.900%, 04/24/2015	1,000	993
Pfizer
4.450%, 03/15/2012	1,000	1,060
Reynolds American
7.250%, 06/01/2013	2,000	2,224
Smithfield Foods

DESCRIPTION	PAR	FAIR VALUE Ñ

7.000%, 08/01/2011 ▼	320	327
St. Jude Medical
3.750%, 07/15/2014	690	708
UnitedHealth Group
4.875%, 02/15/2013	1,500	1,604
Watson Pharmaceuticals
5.000%, 08/15/2014	2,000	2,082

		41,777

Electric - 1.0%
Arizona Public Service
6.375%, 10/15/2011	2,000	2,124
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,555	1,697
National Rural Utilities Cooperative Finance
2.625%, 09/16/2012	950	969
4.750%, 03/01/2014	1,000	1,066
Nevada Power
6.500%, 04/15/2012	1,000	1,081

		6,937

Energy - 3.0%
Anadarko Petroleum
5.950%, 09/15/2016	2,000	2,179
ConocoPhillips
4.750%, 02/01/2014	900	968
Husky Energy
5.900%, 06/15/2014 ¬	1,000	1,088
Marathon Global Funding
6.000%, 07/01/2012 ¬	1,000	1,085
Marathon Oil
6.125%, 03/15/2012	500	544
8.375%, 05/01/2012 ¬	1,000	1,124
Nabors Industries
5.375%, 08/15/2012	1,850	1,980
Petroleos Mexicanos
4.875%, 03/15/2015 ¬ ▪	2,000	2,054
Pride International
7.375%, 07/15/2014	1,000	1,030
Shell International Finance
3.250%, 09/22/2015 ▼ ¬	1,180	1,186
Smith International
8.625%, 03/15/2014	1,000	1,191
Valero Energy
6.875%, 04/15/2012	1,000	1,084
Weatherford International
5.150%, 03/15/2013 ¬	1,500	1,594
Woodside Finance
4.500%, 11/10/2014 ¬ ▪	1,250	1,281
XTO Energy
5.300%, 06/30/2015	1,000	1,097

		19,485

Finance - 4.3%
American Express Travel
5.250%, 11/21/2011 ▪	2,450	2,560
Ameriprise Financial
5.350%, 11/15/2010	29	30
Capital One Bank
6.500%, 06/13/2013	1,500	1,640
Countrywide Financial
Series MTNA
4.500%, 06/15/2010	2,000	2,015
General Electric Capital
2.200%, 06/08/2012	1,510	1,538
3.500%, 08/13/2012	1,565	1,617
4.800%, 05/01/2013 ▼	1,000	1,063
Series A
3.750%, 11/14/2014 ▼	3,000	3,039
Series MTN
5.250%, 10/19/2012	3,000	3,221
GMAC
1.750%, 10/30/2012	3,680	3,701
2.200%, 12/19/2012	1,750	1,776
Household Finance
4.750%, 07/15/2013	2,000	2,101
ILFC E-Capital Trust I
5.900%, 12/21/2065 ▪ ∆	1,000	770
International Lease Finance
5.000%, 04/15/2010	2,525	2,525
Nissan Motor Acceptance
3.250%, 01/30/2013 ▪	1,000	1,010

		28,606

Industrial Other - 0.6%
Thermo Fisher Scientific
3.250%, 11/18/2014 ▪	1,625	1,600
Tyco Electronics
6.000%, 10/01/2012 ¬	2,430	2,617

		4,217

Insurance - 2.2%
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,500	1,634
Berkshire Hathaway
Series 0001
2.125%, 02/11/2013	2,355	2,374
Hartford Financial Services Group
5.250%, 10/15/2011	1,000	1,043
4.000%, 03/30/2015	1,000	991
Metropolitan Life Global Funding I
2.875%, 09/17/2012 ▪	1,900	1,931
2.500%, 01/11/2013 ▪	1,000	1,001
Prudential Financial
Series MTN
3.625%, 09/17/2012	2,600	2,674

DESCRIPTION	PAR	FAIR VALUE Ñ

2.750%, 01/14/2013	1,600	1,602
Series MTNB
4.500%, 07/15/2013	1,000	1,045

		14,295

Natural Gas - 1.1%
Consolidated Natural Gas
Series C
6.250%, 11/01/2011	1,575	1,687
Duke Energy
3.950%, 09/15/2014	1,500	1,546
Kinder Morgan
6.500%, 09/01/2012	1,000	1,053
Ras Laffan
4.500%, 09/30/2012 ¬ ▪	500	525
Transocean
5.250%, 03/15/2013 ▼ ¬	2,000	2,159

		6,970

Real Estate - 1.4%
Boston Properties — REIT
6.250%, 01/15/2013	1,000	1,084
HCP — REIT
Series MTN
5.625%, 02/28/2013	1,000	1,035
iStar Financial — REIT
6.000%, 12/15/2010	1,500	1,472
Nationwide Health Properties — REIT
6.250%, 02/01/2013	2,000	2,130
Simon Property Group — REIT
4.200%, 02/01/2015	2,000	2,005
Vornado Realty — REIT
4.250%, 04/01/2015	1,500	1,489

		9,215

Technology - 0.5%
Analog Devices
5.000%, 07/01/2014	1,000	1,056
Motorola
8.000%, 11/01/2011	1,200	1,297
National Semiconductor
3.950%, 04/15/2015	1,000	989

		3,342

Transportation - 1.0%
CSX
5.750%, 03/15/2013	1,500	1,628
Delta Airlines
Series 11B, Class B
7.711%, 03/18/2013	900	896
FedEx
7.375%, 01/15/2014	1,000	1,148
GATX
4.750%, 05/15/2015	1,000	993
United Airlines
10.400%, 11/01/2016	1,000	1,075
United Parcel Service
3.875%, 04/01/2014	1,000	1,048

		6,788

Total Corporate Bonds (Cost $266,704)		273,718

Asset-Backed Securities - 24.5%
Automotive - 7.3%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ▪	2,500	2,542
AmeriCredit Prime Automobile Receivables Trust
Series 2009-1, Class A1
0.331%, 11/15/2010	998	998
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%, 09/20/2012 ▪	4,610	4,768
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.210%, 03/17/2014	2,500	2,616
Series 2008-1, Class A3A
3.860%, 08/15/2012	735	748
Capital One Prime Auto Receivables Trust
Series 2006-2, Class A4
4.940%, 07/15/2012	1,224	1,240
Series 2007-2, Class A3
4.890%, 01/15/2012	558	563
Series 2007-2, Class A4
5.060%, 06/15/2014	2,500	2,600
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%, 04/15/2014	1,089	1,108
Chrysler Financial Lease Trust
Series 2010-A, Class A2
1.780%, 06/15/2011 ▪	3,315	3,314
DaimlerChrysler Auto Trust
Series 2006-C, Class A4
4.980%, 11/08/2011	433	436
Series 2008-A, Class A3A
3.700%, 06/08/2012	1,022	1,038
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	1,750	1,809
Harley-Davidson Motorcycle Trust
Series 2006-1, Class A2
5.040%, 10/15/2012 ▪	910	930
Hertz Vehicle Financing
Series 2009-2A, Class A1
4.260%, 03/25/2014 ▪	3,000	3,088

DESCRIPTION	PAR	FAIR VALUE Ñ

Huntington Auto Trust
Series 2009-1A, Class A2
3.480%, 07/15/2011 ▪	884	887
JPMorgan Auto Receivables Trust
Series 2006-A, Class A4
5.140%, 12/15/2014 ▪	1,491	1,532
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.070%, 01/15/2015	1,585	1,607
Nissan Auto Receivables Owner Trust
Series 2008-B, Class A3
4.460%, 04/15/2012	1,353	1,381
Series 2009-A, Class A2
2.940%, 07/15/2011	2,118	2,132
USAA Auto Owner Trust
Series 2006-2, Class A4
5.370%, 02/15/2012	628	629
Series 2010-1, Class A2
0.630%, 06/15/2012	5,000	5,000
Volkswagen Auto Lease Trust
Series 2009-A, Class A3
3.410%, 04/16/2012	3,000	3,082
Wachovia Auto Loan Owner Trust
Series 2006-2, Class A4
5.230%, 03/20/2012 ▪	430	433
Wachovia Auto Owner Trust
Series 2007-A, Class A3
5.390%, 09/20/2011	319	321
World Omni Auto Receivables Trust
Series 2006-A, Class A4
5.030%, 10/17/2011	117	117
Series 2007-B, Class A3A
5.280%, 01/17/2012	535	541
Series 2010-A, Class A2
0.700%, 06/15/2012	2,925	2,926

		48,386

Credit Cards - 6.1%
American Express Issuance Trust
Series 2005-1, Class C
0.560%, 08/15/2011 ∆	905	901
Bank of America Credit Card Trust
Series 2008-A1, Class A1
0.810%, 04/15/2013 ∆	5,231	5,240
Cabela’s Master Credit Card Trust
Series 2008-1A, Class A2
1.080%, 12/15/2013 ▪ ∆	1,415	1,414
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	5,716	5,741
Series 2008-3A, Class A3
5.050%, 02/15/2016	2,750	2,979
Series 2008-A5, Class A5
4.850%, 02/15/2014	2,400	2,497
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	2,000	2,077
Series 2009-A5, Class A5
1.033%, 06/15/2012 ∆	2,000	2,003
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	5,245	5,508
Discover Card Master Trust
Series 2007-C1, Class C1
0.550%, 01/15/2013 ∆	885	882
Series 2008-A3, Class A3
5.100%, 10/15/2013	2,655	2,769
Discover Card Master Trust I
Series 2003-4, Class B2
0.660%, 05/15/2013 ∆	185	184
Series 2005-4, Class B1
0.480%, 06/18/2013 ∆	380	378
MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.100%, 10/15/2012	1,825	1,833
Series 2005-A6, Class A6
4.500%, 01/15/2013	1,165	1,182
Washington Mutual Master Note Trust
Series 2007-A4, Class A4
5.200%, 10/15/2014 ▪	3,000	3,068
Series 2007-C1, Class C1
0.630%, 05/15/2014 ▪ ∆	1,855	1,854

		40,510

Equipment Leases - 0.9%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	767	776
CNH Equipment Trust
Series 2008-A, Class A4A
4.930%, 08/15/2014	2,496	2,615
GE Equipment Small Ticket
Series 2009-1, Class A1
0.382%, 11/15/2010 ▪	2,480	2,480
MBNA Practice Solutions Owner Trust
Series 2005-2, Class A4
4.470%, 06/15/2013 ▪	119	120

		5,991

Home Equity - 1.1%
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	1,862	1,521
Series 2007-1, Class 2A1

DESCRIPTION	PAR	FAIR VALUE Ñ

0.296%, 07/25/2037 ∆	4,161	4,004
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025 ∞	18	17
Series 1996-4, Class A
7.250%, 01/25/2028 ∞	177	154
IMC Home Equity Loan Trust
Series 1998-3, Class A7
7.220%, 08/20/2029 ∆ ∞	1,274	1,186

		6,882

Manufactured Housing - 0.3%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ▪	567	578
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	245	247
Series 2005-B, Class A2
5.247%, 12/15/2018	1,410	1,430

		2,255

Other - 7.7%
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036	564	571
Series 2005-PW10, Class A4
5.405%, 12/11/2040	5,000	5,120
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049 ▼	1,385	1,419
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A4
4.982%, 05/10/2043 ∆	2,500	2,587
Crown Castle Towers
Series 2010-1, Class A1
4.523%, 01/15/2035 ▪ ∆	2,000	2,027
GE Capital Commercial Mortgage Corporation
Series 2001-2, Class A2
5.850%, 08/11/2033	576	580
Series 2001-3, Class A2
6.070%, 06/10/2038	3,250	3,421
GMAC Commercial Mortgage Securities
Series 2004-C1, Class A2
4.100%, 03/10/2038	1,139	1,143
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037	4,330	4,406
GS Commercial Mortgage
Series 2007-GG10
5.690%, 08/10/2045	995	1,029
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.805%, 08/10/2045 ∆	750	695
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A3
6.429%, 04/15/2035	7,905	8,220
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	990	1,038
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	4,555	4,840
RBSSP Resecuritization Trust
Series 2009-10, Class 8A1
0.379%, 05/26/2036 ▪ ∆	1,723	1,616
Series 2009-11, Class 4A1
1.979%, 12/26/2037 ▪ ∆	734	740
Series 2009-13, Class 5A1
0.329%, 11/26/2036 ▪ ∆	2,607	2,507
Series 2009-8, Class 3A1
0.369%, 03/26/2037 ▪ ∆	766	742
Series 2009-9, Class 9A1
0.449%, 09/26/2037 ▪ ∆	1,849	1,715
Small Business Administration
Series 2005-P10A, Class 1
4.638%, 02/10/2015	2,846	2,981
Series 2006-P10A, Class 1
5.408%, 02/10/2016	1,813	1,934
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	1,739	1,735

		51,066

Utilities - 1.1%
CenterPoint Energy
Series 2005-A, Class A2
4.970%, 08/01/2014	2,922	3,072
Peco Energy Transition Trust
Series 2001-A, Class A1
6.520%, 12/31/2010	1,123	1,151
PG&E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	1,350	1,412
PSE&G Transition Funding
Series 2001-1, Class A6
6.610%, 06/15/2015	1,190	1,323

		6,958

Total Asset-Backed Securities (Cost $157,099)		162,048

DESCRIPTION	PAR	FAIR VALUE Ñ

U.S. Government Agency Mortgage-Backed Securities - 11.8%
Adjustable Rate ∆ - 8.7%
Federal Home Loan Mortgage Corporation Pool
3.011%, 12/01/2026, #786591	415	429
2.897%, 01/01/2029, #846946	380	390
3.097%, 10/01/2029, #786853	256	265
4.486%, 04/01/2030, #972055	291	308
2.199%, 05/01/2030, #847014	229	233
2.801%, 06/01/2031, #847367	170	173
2.762%, 08/01/2032, #847331	2,256	2,321
3.004%, 09/01/2032, #847652	1,225	1,253
3.038%, 10/01/2032, #847063	206	212
2.772%, 05/01/2033, #780456	814	841
2.719%, 10/01/2033, #780911	1,491	1,533
2.607%, 03/01/2034, #781296	1,692	1,741
4.227%, 03/01/2036, #848193	3,572	3,710
2.735%, 08/01/2036, #1L1462	1,104	1,136
Federal National Mortgage Association Pool
4.000%, 12/01/2019, #AA5298	1,894	1,965
4.500%, 04/01/2024, #AA4312	4,563	4,740
2.773%, 11/01/2025, #433988	529	547
2.894%, 10/01/2030, #847241	1,531	1,567
4.284%, 06/01/2031, #625338	217	224
5.009%, 12/01/2031, #535363	1,321	1,404
3.154%, 03/01/2032, #545791	33	34
2.999%, 05/01/2032, #545717	362	375
3.165%, 05/01/2032, #634948	140	144
3.075%, 10/01/2032, #661645	86	89
2.879%, 12/01/2032, #671884	194	197
2.763%, 04/01/2034, #AD0486	3,134	3,223
3.376%, 04/01/2034, #775389	214	215
3.494%, 06/01/2034, #725721	1,318	1,368
2.061%, 07/01/2034, #795242	2,060	2,108
2.700%, 11/01/2034, #797182	2,068	2,137
2.835%, 11/01/2034, #841068	2,098	2,195
3.251%, 03/01/2035, #819652	3,084	3,153
5.091%, 08/01/2035, #838958	2,034	2,111
2.354%, 12/01/2035, #848390	1,990	2,020
2.968%, 07/01/2036, #886034	2,998	3,132
2.797%, 08/01/2036, #555369	238	245
2.828%, 09/01/2036, #995949	2,166	2,261
3.285%, 08/01/2037, #AD0550	3,465	3,599
2.857%, 03/01/2038, #AD0706	2,314	2,385
Government National Mortgage Association Pool
3.625%, 08/20/2021, #008824	132	136
3.625%, 07/20/2022, #008006	188	193
3.625%, 09/20/2025, #008699	99	102
4.375%, 04/20/2026, #008847	82	84
3.625%, 08/20/2027, #080106	28	29
4.375%, 01/20/2028, #080154	44	45
4.375%, 05/20/2029, #080283	118	122
2.875%, 11/20/2030, #080469	207	210
4.375%, 04/20/2031, #080507	76	79
3.625%, 08/20/2031, #080535	250	258
4.500%, 02/20/2032, #080580	69	71

		57,312

Fixed Rate - 3.1%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	1,052	1,096
Federal Home Loan Mortgage Corporation Pool
4.500%, 05/01/2018, #G11618	3,593	3,784
4.500%, 05/01/2019, #B14728	4,866	5,115
4.500%, 04/01/2022, #M30035	2,038	2,114
Federal National Mortgage Association Pool
5.500%, 05/01/2012, #254340	250	260
5.000%, 03/01/2013, #254682	203	209
4.000%, 12/01/2013, #255039	1,623	1,665
4.000%, 05/01/2020, #AD0107	2,997	3,105
4.000%, 03/01/2022, #890134	3,014	3,123

		20,471

Total U.S. Government Agency Mortgage-Backed Securities (Cost $77,184)		77,783

U.S. Government & Agency Securities - 8.8%
U.S. Agency Debentures - 4.1%
Federal Home Loan Bank
2.750%, 06/18/2010	755	759
1.625%, 07/27/2011 ▼	5,550	5,611
2.250%, 04/13/2012 ▼	6,000	6,127
1.500%, 01/16/2013 ▼	5,400	5,390
Federal Home Loan Mortgage Corporation
1.625%, 04/15/2013 ▼	2,000	1,989
Federal National Mortgage Association
1.000%, 04/04/2012 ▼	7,500	7,469

		27,345

U.S. Treasuries - 4.7%
U.S. Treasury Notes
0.875%, 04/15/2010 ▼ ◄	3,431	3,432
4.625%, 10/31/2011 ▼	6,235	6,614
0.750%, 11/30/2011 ▼	3,000	2,996
1.125%, 12/15/2011 ▼	6,340	6,368
0.875%, 02/29/2012 ▼	7,500	7,484
4.125%, 08/31/2012 ▼	3,760	4,019

		30,913

Total U.S. Government & Agency Securities (Cost $57,983)		58,258

DESCRIPTION	PAR	FAIR VALUE Ñ

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 6.0%
Fixed Rate - 6.0%
Federal Home Loan Mortgage Corporation
Series 1022, Class J
6.000%, 12/15/2020	25	27
Series 2629, Class BO
3.250%, 03/15/2018	3,505	3,600
Series 2763, Class TA
4.000%, 03/15/2011	1,464	1,494
Series 2780, Class QC
4.500%, 03/15/2017	2,556	2,614
Series 2795, Class CL
4.500%, 07/15/2017	4,131	4,246
Series 2843, Class BH
4.000%, 01/15/2018	3,511	3,614
Series 3555, Class EA
4.000%, 12/15/2014	1,410	1,464
Series 3591, Class NA
1.250%, 10/15/2012	3,252	3,248
Federal National Mortgage Association
Series 1992-150, Class MA
5.500%, 09/25/2022	69	75
Series 2002-83, Class MD
5.000%, 09/25/2016	2,063	2,126
Series 2003-92, Class PD
4.500%, 03/25/2017	3,500	3,651
Series 2004-90, Class GA
4.350%, 03/25/2034	2,277	2,375
Series 2010-M1, Class A1
3.305%, 06/25/2019	2,413	2,444
FDIC Structured Sale Guaranteed Notes
Series A1
1.120%, 10/25/2011 ▪ ๏	2,000	1,965
Series 2010-S1, Class 2A
3.250%, 04/25/2038 ▪	3,040	3,020
Government National Mortgage Association
Series 2003-85, Class ZL
5.500%, 06/20/2028	3,555	3,711

Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities (Cost $39,359)		39,674

Collateralized Mortgage Obligation-Private Mortgage-Backed Securities - 2.4%
Adjustable Rate ∆ - 0.8%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	1,606	1,389
Countrywide Home Loans
Series 2004-2, Class 2A1
5.281%, 02/25/2034	347	344
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.283%, 01/25/2035 ∞	1,960	309
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
2.862%, 03/25/2035	533	373
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.935%, 01/25/2037	545	138
Sequoia Mortgage Trust
Series 2007-1, Class 2A1
5.635%, 02/20/2047	752	579
Structured Mortgage Loan Trust
Series 2004-11, Class A
3.321%, 08/25/2034	198	157
Washington Mutual
Series 2007-HY2, Class 3A2
5.827%, 09/25/2036	711	129
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, Class 2A3
5.981%, 10/25/2036	2,174	1,611

		5,029

Fixed Rate - 1.6%
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 11/25/2034	194	185
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,574	1,259
GMAC Commercial Mortgage Securities
Series 2003-C2, Class A2
5.487%, 05/10/2040 ∆	3,500	3,731
GMAC Mortgage Corporation Loan Trust
Series 2006-J1, Class A1
5.750%, 04/25/2036	1,375	1,200
Master Alternative Loans Trust
Series 2004-13, Class 10A1
8.000%, 01/25/2035	517	455
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1
6.201%, 09/25/2037	1,851	1,581
Wells Fargo Mortgage Backed Securities Trust
Series 2006-3, Class A1
5.500%, 03/25/2036	711	649
Series 2007-2, Class 1A8
5.750%, 03/25/2037	1,821	1,556

		10,616

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities (Cost $18,715)		15,645

DESCRIPTION	SHARES	FAIR VALUE Ñ
Short-Term Investments - 4.3%
Money Market Fund - 4.2%
First American Prime Obligations Fund, Class Z
0.035% ± Ω	27,579,558	27,580

	PAR
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills □
0.069%, 05/06/2010	$800	800
0.147%, 06/03/2010	260	260
0.155%, 07/29/2010	85	85

		1,145

Total Short-Term Investments (Cost $28,725)		28,725

	SHARES
Investments Purchased with Proceeds from Securities Lending - 13.0%
Mount Vernon Securities Lending Prime Portfolio
0.242% Ω †
(Cost $86,065)	86,065,009	86,065

Total Investments ▲ - 112.2% (Cost $731,834)		741,916

Other Assets and Liabilities, Net - (12.2)%		(80,810)

Total Net Assets - 100.0%		$661,106

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

▼	This security or a portion of this security is out on loan at March 31, 2010. Total loaned securities had a fair value of $84,187 at March 31, 2010.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of March 31, 2010, the fair value of foreign securities was $53,602 or 8.1% of total net assets.

▪	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of March 31, 2010, the fair value of these investments was $73,222 or 11.1% of total net assets.

๏	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of March 31, 2010.

∆	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2010.

∞	Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2010, the fair value of these investments was $1,666 or 0.3% of total net assets. Information concerning illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis

Equivantage Home Equity Loan Trust, Series 1996-1, Class A	$18	2/99	$18
Equivantage Home Equity Loan Trust, Series 1996-4, Class A	177	1/00-1/10	173
GSR Mortgage Loan Trust, Series 2005-AR1, Class B1	1,960	5/06	1,899
IMC Home Equity Loan Trust, Series 1998-3, Class A7	1,274	10/02	1,334

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

□	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of March 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $731,834. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, is as follows:

Gross unrealized appreciation	$15,197
Gross unrealized depreciation	(5,115)

Net unrealized appreciation	$10,082

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional	Appreciation
Description	Settlement Month	(Sold)	Contract Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	June 2010	75	$16,271	$19
U.S. Treasury 5 Year Note Futures	June 2010	(792)	(90,956)	170
U.S. Treasury 10 Year Note Futures	June 2010	37	4,301	(27)
U.S. Treasury Long Bond Futures	June 2010	(13)	(1,510)	2

				$164

Credit Default Swap Agreements
Credit Default Swaps on Credit Indices
Sell Protection1

	Reference	Receive	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[2]	Appreciation

JPMorgan Chase	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	$600	$54
UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	1,700	124

					$178

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swap Agreements

						Unrealized
	Floating Rate	Pay/Receive			Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Expiration Date	Amount	(Depreciation)

JPMorgan Chase	3-Month LIBOR	Receive	1.255%	11/03/2011	$24,000	$(256)
JPMorgan Chase	3-Month LIBOR	Receive	3.858%	01/19/2020	4,000	(50)
UBS	3-Month LIBOR	Receive	1.133%	03/25/2012	16,000	11
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	2,000	(93)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	4,000	(106)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	11,000	(91)

						$(585)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of March 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Corporate Bonds	$—	$271,747	$1,971	$273,718
Asset-Backed Securities	—	162,048	—	162,048
U.S. Government Agency Mortgage-Backed Securities	—	77,783	—	77,783
U.S. Government & Agency Securities	—	58,258	—	58,258
Collateralized Mortgage Obligation- U.S. Government Agency Mortgage-Backed Securities	—	34,689	4,985	39,674
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	15,645	—	15,645
Short-Term Investments	113,645	1,145	—	114,790

Total Investments	$113,645	$621,315	$6,956	$741,916

As of March 31, 2010, the fund’s investments in other financial instruments* were as follows

$164	$(407)	$—	$(243)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$9,564
Accrued discounts/premiums	2
Realized gain (loss)	(80)
Net change in unrealized appreciation or depreciation	384
Net purchases (sales)	(2,885)
Transfers in and/or (out) of Level 3	(29)

Balance as of March 31, 2010	$6,956

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of March 31, 2010	$92

As of March 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Interest Rate Contracts	$202
Credit Contracts	178

Balance as of March 31, 2010	$380

Liability Derivatives
Interest Rate Contracts	$623

Balance as of March 31, 2010	$623

Schedule of Investments March 31, 2010 (unaudited), all dollars rounded to thousands (000)
Total Return Bond Fund

DESCRIPTION	PAR	FAIR VALUE Ñ

Corporate Bonds — 63.5%
Banking — 11.5%
Bank of America
5.750%, 12/01/2017	$1,460	$1,497
5.650%, 05/01/2018	2,495	2,524
8.000%, 01/30/2018 Δ	4,275	4,362
Citigroup
6.125%, 11/21/2017	2,360	2,428
8.500%, 05/22/2019	2,130	2,486
6.125%, 08/25/2036	6,245	5,449
6.875%, 03/05/2038	2,550	2,577
Citigroup Capital XXI
8.300%, 12/21/2077 Δ	5,835	5,908
Fifth Third Bancorp
6.250%, 05/01/2013	2,010	2,162
HSBC Holdings
6.800%, 06/01/2038 *	3,020	3,238
JPMorgan Chase
6.300%, 04/23/2019	5,205	5,744
Series 1
7.900%, 04/29/2049 Δ	5,005	5,336
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2066	6,825	6,405
Key Bank
7.413%, 05/06/2015	1,485	1,519
KeyCorp
6.500%, 05/14/2013	450	481
Lloyds TSB Bank
4.375%, 01/12/2015 * ■	1,145	1,129
5.800%, 01/13/2020 * ■	3,490	3,405
Royal Bank of Scotland
6.400%, 10/21/2019 *▼	2,100	2,099
Sovereign Bank
8.750%, 05/30/2018	2,350	2,635
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	1,615	1,454
Wells Fargo
Series I
3.750%, 10/01/2014	2,000	2,024
Series K
7.980%, 03/29/2049 Δ	5,315	5,554
Wells Fargo Bank
5.950%, 08/26/2036	710	667
Wells Fargo Capital X
5.950%, 12/15/2086	1,230	1,128
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	6,280	6,484

		78,695

Basic Industry — 6.0%
Arcelormittal
5.375%, 06/01/2013 *	3,145	3,347
6.125%, 06/01/2018 *	3,155	3,312
Boise Cascade
7.125%, 10/15/2014	1,300	1,203
Braskem Finance
7.250%, 06/05/2018 * ■ ▼	1,470	1,544
FMG Finance
10.000%, 09/01/2013 * ■ ▼	1,130	1,216
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,595	1,774
Georgia-Pacific
7.125%, 01/15/2017 ■	1,055	1,097
Hexion Financial/Hexion Escrow
8.875%, 02/01/2018 ■	1,300	1,281
Incitec Pivot Finance
6.000%, 12/10/2019 ■	1,915	1,935
International Paper
7.500%, 08/15/2021	1,580	1,795
8.700%, 06/15/2038	1,545	1,909
Inversiones CMPC
6.125%, 11/05/2019 * ■	1,280	1,279
Newmont Mining
6.250%, 10/01/2039	6,325	6,325
Nova Chemicals
8.325%, 11/01/2016 * ■	1,050	1,079
Rio Tinto Finance U.S.A.
6.500%, 07/15/2018 *	2,325	2,617

DESCRIPTION	PAR	FAIR VALUE Ñ

Southern Copper
7.500%, 07/27/2035	1,265	1,318
Teck Cominco Limited
6.125%, 10/01/2035 *	1,575	1,437
U.S. Steel
7.000%, 02/01/2018	2,250	2,216
USG
9.500%, 01/15/2018	950	961
Vale Overseas
6.875%, 11/10/2039 *	1,990	2,062
Vedanta Resources
9.500%, 07/18/2018 * ■	1,400	1,547

		41,254

Brokerage — 4.8%
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ ▼	8,975	7,606
Goldman Sachs Group
6.750%, 10/01/2037	5,410	5,403
Merrill Lynch
6.050%, 05/16/2016	5,235	5,338
Series MTN
6.400%, 08/28/2017	1,265	1,333
Morgan Stanley
5.375%, 10/15/2015	3,895	4,046
7.300%, 05/13/2019 ▼	3,820	4,220
Series MTN
6.625%, 04/01/2018	4,625	4,933

		32,879

Capital Goods — 1.5%
Boeing
6.875%, 03/15/2039 ▼	1,665	1,943
Bombardier
7.500%, 03/15/2018 * ■	1,460	1,522
Case New Holland
7.750%, 09/01/2013 ■ ▼	1,260	1,307
Caterpillar Financial
Series MTN
7.150%, 02/15/2019	2,550	3,002
Martin Marietta Material
6.600%, 04/15/2018	850	906
Siemens Financiering
6.125%, 08/17/2026 * ■	1,350	1,436

		10,116

Communications — 4.4%
American Tower
4.625%, 04/01/2015 ▼	1,885	1,939
AT&T
6.550%, 02/15/2039 ▼	1,510	1,587
British Sky Broadcasting
6.100%, 02/15/2018 * ■	1,975	2,123
British Telecom
5.950%, 01/15/2018 *	2,050	2,105
CBS
5.750%, 04/15/2020	1,190	1,195
Comcast
6.300%, 11/15/2017	735	810
6.400%, 05/15/2038	1,630	1,654
DirecTV Holdings
5.875%, 10/01/2019 ■	2,595	2,700
5.200%, 03/15/2020 ■	1,620	1,595
Embarq
7.082%, 06/01/2016	1,545	1,683
Frontier Communications
8.125%, 10/01/2018 ▼	1,200	1,200
McClatchy
11.500%, 02/15/2017 ■	750	766
New Communications Holdings
8.500%, 04/15/2020 ■	645	650
News America
6.650%, 11/15/2037	1,600	1,683
NII Capital
10.000%, 08/15/2016 ■	700	766
Sprint Nextel
6.000%, 12/01/2016	1,200	1,083
TCM Sub
3.550%, 01/15/2015 ■	870	863
Telecom Italia Capital
7.175%, 06/18/2019 * ▼	2,250	2,429
Telefonica Emisiones
7.045%, 06/20/2036 * ▼	1,065	1,201
Time Warner Cable
6.750%, 06/15/2039 ▼	1,515	1,589
Verizon Communications
6.900%, 04/15/2038 ▼	915	1,009

		30,630

DESCRIPTION	PAR	FAIR VALUE Ñ

Consumer Cyclical — 1.9%
Galaxy Entertainment
9.875%, 12/15/2012 * ■	575	599
Giti Tire
12.250%, 01/26/2012 *	500	499
Lear
8.125%, 03/15/2020	1,175	1,194
Navistar International
8.250%, 11/01/2021	1,150	1,173
Target
7.000%, 01/15/2038 ▼	2,280	2,636
Toys R Us Property II
8.500%, 12/01/2017 ■	1,080	1,121
Viacom
6.875%, 04/30/2036	1,975	2,094
Wendy’s/Arby’s Restaurants
10.000%, 07/15/2016	950	1,021
Whirlpool
Series MTN
5.500%, 03/01/2013	2,360	2,470

		12,807

Consumer Non Cyclical — 3.0%
Altria Group
9.950%, 11/10/2038	3,960	5,200
Anheuser-Busch InBev
8.200%, 01/15/2039 ■	2,135	2,753
Apria Healthcare Group I
11.250%, 11/01/2014 ■ ▼	950	1,033
CVS Caremark
6.302%, 06/01/2062 Δ	2,660	2,514
Davita
7.250%, 03/15/2015	1,275	1,301
HCA
6.750%, 07/15/2013	650	650
Kraft Foods
6.500%, 08/11/2017	1,235	1,384
6.500%, 02/09/2040	2,485	2,575
Lorillard Tobacco
8.125%, 06/23/2019	1,590	1,752
UnitedHealth Group
6.875%, 02/15/2038	1,395	1,480

		20,642

Electric — 2.1%
AES
8.000%, 10/15/2017	1,175	1,193
Dynegy Holdings
7.750%, 06/01/2019 ▼	875	661
Energy Future Holdings
10.000%, 01/15/2020 ■ ▼	1,300	1,355
Majapahit Holding
7.750%, 10/17/2016 * ■	1,850	2,028
MidAmerican Energy Holdings
6.125%, 04/01/2036	2,630	2,650
NRG Energy
7.375%, 02/01/2016	650	645
Ohio Power
Series K
6.000%, 06/01/2016	1,685	1,847
Transalta
6.650%, 05/15/2018 *	2,305	2,487
Virginia Electric Power
5.950%, 09/15/2017	1,550	1,692

		14,558

Energy — 6.7%
Amerada Hess
7.125%, 03/15/2033	1,950	2,190
Anadarko Petroleum
6.200%, 03/15/2040	2,875	2,829
Canadian Oil Sands
7.750%, 05/15/2019 * ■	2,170	2,553
Cenovus Energy
6.750%, 11/15/2039 * ■ ▼	2,230	2,419
Cloud Peak Energy Resources
8.250%, 12/15/2017 ■	1,270	1,295
ConocoPhillips
6.500%, 02/01/2039	3,915	4,373
Headwaters
11.375%, 11/01/2014 ■	1,295	1,352
Indo Integrated Energy II
9.750%, 11/05/2016 * ■	1,100	1,174
Lukoil International Finance
6.356%, 06/07/2017 * ■	670	688
6.656%, 06/07/2022 * ■	2,585	2,559

DESCRIPTION	PAR	FAIR VALUE Ñ

Marathon Oil
5.900%, 03/15/2018	1,175	1,253
Mariner Energy
7.500%, 04/15/2013	1,180	1,189
Nexen
6.400%, 05/15/2037 *	2,240	2,258
Petrobras International Finance
6.875%, 01/20/2040 *	1,770	1,827
Petro-Canada
6.800%, 05/15/2038 *	1,570	1,680
Petroplus Finance
9.375%, 09/15/2019 * ■ ▼	1,215	1,106
Pioneer Natural Resource
6.650%, 03/15/2017	1,445	1,445
Pride International
8.500%, 06/15/2019	725	819
Smith International
9.750%, 03/15/2019	2,955	3,975
Suncor Energy
6.100%, 06/01/2018 * ▼	1,175	1,266
Talisman Energy
7.750%, 06/01/2019 *	2,110	2,514
Valero Energy
6.125%, 02/01/2020	2,200	2,200
Weatherford International
7.000%, 03/15/2038 *	1,260	1,332
XTO Energy
6.375%, 06/15/2038	1,640	1,837

		46,133

Finance — 6.1%
American Express
8.125%, 05/20/2019 ▼	1,860	2,253
American Express Credit
Series C
7.300%, 08/20/2013	2,470	2,772
Capital One Bank
8.800%, 07/15/2019	2,810	3,395
Capital One Capital V
10.250%, 08/15/2039	1,580	1,872
Capital One Financial
6.150%, 09/01/2016	2,265	2,350
Country Garden Holding
11.750%, 09/10/2014 * ■ ▼	1,710	1,817
Countrywide Financial
6.250%, 05/15/2016	2,885	2,962
Credit Agricole
6.637%, 05/29/2049 * Δ ■	2,190	1,911
General Electric Capital
Series GMTN
6.000%, 08/07/2019	1,000	1,057
Series MTN
6.875%, 01/10/2039 ▼	4,705	5,075
GMAC
8.000%, 11/01/2031 ▼	1,300	1,241
ILFC E-Capital Trust I
5.900%, 12/21/2065 Δ ■	2,815	2,168
International Lease Finance
6.375%, 03/25/2013	2,615	2,555
Janus Capital Group
6.700%, 06/15/2017	1,700	1,690
National Money Mart
10.375%, 12/15/2016 * ■	850	902
Rockies Express Pipeline
5.625%, 04/15/2020 ■	1,625	1,600
RSHB Capital
7.750%, 05/29/2018 * ■	2,120	2,379
Transcapitalinvest
5.670%, 03/05/2014 * ■	3,490	3,662

		41,661

Insurance — 4.9%
Allied World Assurance
7.500%, 08/01/2016 *	3,070	3,324
American International Group
8.175%, 05/15/2068 Δ	1,620	1,369
Genworth Financial
Series MTN
6.515%, 05/22/2018 ▼	2,640	2,601
Hartford Financial Services Group
6.625%, 03/30/2040	1,225	1,205
Series MTN
6.000%, 01/15/2019	3,535	3,620
Liberty Mutual Group
7.000%, 03/15/2037 Δ ■	1,705	1,453
Lincoln National

DESCRIPTION	PAR		FAIR VALUE Ñ

8.750%, 07/01/2019		2,395	2,928
6.050%, 04/20/2067 Δ		1,620	1,349
MetLife
6.750%, 06/01/2016		1,600	1,793
7.717%, 02/15/2019		490	572
MetLife Capital Trust IV
7.875%, 12/15/2067 ■		2,220	2,264
Pacific Life Insurance
6.000%, 02/10/2020 ■ ▼		840	820
9.250%, 06/15/2039 ■		2,700	3,346
Prudential Financial
5.500%, 03/15/2016		1,650	1,709
7.375%, 06/15/2019		2,100	2,408
5.900%, 03/17/2036		1,555	1,482
ZFS Finance USA Trust V
6.500%, 05/09/2067 Δ ■		1,860	1,758

			34,001

Natural Gas — 0.9%
El Paso
6.875%, 06/15/2014		1,925	1,964
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038		1,920	2,080
NGPL Pipeco
7.119%, 12/15/2017 ■		1,585	1,777
Southern Union
7.200%, 11/01/2066 Δ		545	506

			6,327

Other Utility — 0.3%
American Water Capital
6.085%, 10/15/2017		1,730	1,850

Real Estate — 1.8%
Health Care Properties — REIT
Series MTN
6.300%, 09/15/2016		1,725	1,753
Lippo Karawaci Finance
8.875%, 03/09/2011 *		1,000	1,023
Prologis — REIT
6.875%, 03/15/2020		3,080	3,042
Shimao Property Holdings
8.000%, 12/01/2016 * ■		620	592
Simon Property Group — REIT
10.350%, 04/01/2019		760	956
5.650%, 02/01/2020		1,825	1,780
Vornado Realty — REIT
4.250%, 04/01/2015		2,975	2,953

			12,099

Sovereign — 4.5%
Australian Government
5.750%, 04/15/2012 *	AUD	7300	6,797
Canadian Government
1.500%, 03/01/2012 *	CAD	7200	7,058
Federal Republic of Brazil
5.625%, 01/07/204 *		$2,520	2,372
French Government
3.750%, 10/25/2019 *	EUR	4800	6,704
Norwegian Government
6.500%, 05/15/2013 *	NOK	14500	2,712
Republic of Indonesia
5.875%, 03/13/2020 * ■ ▼		$1,730	1,795
Republic of Turkey
6.750%, 05/30/2040 *		3,555	3,493

			30,931

Technology — 0.1%
LG Electronics
5.000%, 06/17/2010 * ■ ∞		785	791

Transportation — 3.0%
Avis Budget Car Rental
7.750%, 05/15/2016 ▼		1,450	1,421
Canadian Pacific Railroad
6.500%, 05/15/2018 *		1,840	1,999
Continental Airlines
Series 1997-1, Class A
7.461%, 10/01/2016		412	407
Series 2007-1, Class C
7.339%, 04/19/2014		2,220	2,134
CSX
7.375%, 02/01/2019 ▼		1,995	2,325
Delta Airlines
11.750%, 03/15/2015 ■		1,300	1,386
Series 2002-1, Class G-1
6.718%, 07/02/2024		1,296	1,166
Erac USA Finance
6.375%, 10/15/2017 ■		1,915	2,072

DESCRIPTION	PAR	FAIR VALUE Ñ

Hertz
8.875%, 01/01/2014	1,300	1,336
Union Pacific
6.125%, 02/15/2020	3,175	3,440
United Airlines
Series 2009-1
10.400%, 11/01/2016 ▼	1,720	1,849
Series 2007-1, Class A
6.636%, 07/02/2022	1,334	1,234

		20,769

Total Corporate Bonds (Cost $405,943)		436,143

Asset-Backed Securities — 13.7%
Automotive — 0.4%
Fifth Third Auto Trust
Series 2008-1, Class A4A
4.810%, 01/15/2013	2,740	2,845

Credit Cards — 3.8%
American Express Issuance Trust
Series 2005-1, Class C
0.560%, 08/15/2011 Δ	2,250	2,241
Bank of America Credit Card Trust
Series 2006-A16, Class A16
4.720%, 05/15/2013	2,470	2,540
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.850%, 02/18/2014	4,515	4,697
Chase Issuance Trust
Series 2009-A2, Class A2
1.780%, 04/15/2014 Δ	3,105	3,185
Citibank Credit Card Issuance Trust
Series 2009-A1, Class A1
1.982%, 03/17/2014 Δ	3,270	3,360
Discover Card Master Trust I
Series 2003-4, Class B2
0.660%, 05/15/2013 Δ	380	378
Series 2005-4, Class B1
0.480%, 06/18/2013 Δ	790	785
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,655	4,004
Series 2007-C1, Class C1
0.550%, 01/15/2013 Δ	2,370	2,362
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.630%, 05/15/2014 Δ ■	2,150	2,148

		25,700

Home Equity — 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
8.272%, 07/20/2031 ■ ∞	127	112

Manufactured Housing — 0.3%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027 Δ	161	166
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	1,752	1,786
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	193	194

		2,146

Other — 9.2%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.739%, 05/10/2045 Δ	785	813
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040	3,325	3,405
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■ ∞	1,780	572
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 Δ ∞	845	473
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049 ▼	1,360	1,393
Series 2007-CD5, Class A4
5.886%, 11/15/2044 Δ	5,650	5,650
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	1,805	1,800
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	5,918	5,924
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	229	229
Series 2005-GG5, Class A2

DESCRIPTION	PAR	FAIR VALUE Ñ

5.117%, 04/10/2037	3,792	3,858
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ ∞	1,525	837
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038	3,305	3,366
Series 2006-GG8, Class A4
5.560%, 11/10/2039	3,135	3,104
Series 2007-GG10, Class A4
5.805%, 08/10/2045 Δ	3,485	3,229
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 03/15/2036	4,000	4,026
Series 2005-C7, Class A2
5.103%, 11/15/2030	2,500	2,521
Series 2007-C7, Class AM
6.166%, 09/15/2045 Δ	3,160	2,534
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.126%, 07/12/2038 Δ ∞	1,730	937
Series 2008-C1, Class A4
5.690%, 02/12/2051	5,540	5,436
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	2,535	2,061
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	5,112	5,361
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	4,025	4,048
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ ∞	2,905	1,584

		63,161

Total Asset-Backed Securities (Cost $95,612)		93,964

U.S. Government Agency Mortgage-Backed Securities — 10.1%
Adjustable Rate Δ — 0.7%
Federal Home Loan Mortgage Corporation Pool
6.052%, 10/01/2029, #1L0117	689	721
2.933%, 07/01/2030, #847240	714	726
5.140%, 05/01/2033, #847411	511	521
5.788%, 07/01/2036, #1K1238	1,855	1,968
Federal National Mortgage Association Pool
2.792%, 09/01/2033, #725553	300	310
5.199%, 01/01/2035, #745548	749	773

		5,019

Fixed Rate — 9.4%
Federal Home Loan Mortgage Corporation Pool
6.500%, 07/01/2031, #A17212	1,376	1,517
7.000%, 08/01/2037, #H09059	1,202	1,326
Federal National Mortgage Association Pool
5.500%, 02/01/2025, #255628	1,726	1,833
5.500%, 10/01/2025, #255956	6,359	6,748
6.000%, 04/01/2032, #745101	498	527
5.500%, 06/01/2033, #843435	737	783
5.000%, 03/01/2034, #725205	867	900
5.000%, 03/01/2034, #725250	772	801
6.000%, 03/01/2034, #745324	1,118	1,217
5.500%, 09/01/2034, #725773	1,260	1,334
6.500%, 04/01/2036, #831377	948	1,031
6.500%, 04/01/2036, #852909	561	609
6.500%, 08/01/2036, #893318	1,211	1,327
6.500%, 09/01/2036, #897129	2,641	2,870
5.500%, 04/01/2037, #918883	1,345	1,419
6.000%, 06/01/2037, #944340	1,660	1,766
6.000%, 09/01/2037, #256890	2,083	2,199
5.000%, 05/01/2038, #963258	6,223	6,428
6.000%, 08/01/2038, #257307	1,874	1,993
5.500%, 11/01/2038, #AA0005	5,189	5,475
5.500%, 12/01/2038, #AA0889	5,673	5,985
5.500%, 04/15/2040 «	10,010	10,550
6.000%, 04/15/2040 «	5,420	5,757

		64,395

Total U.S. Government Agency Mortgage-Backed Securities (Cost $67,193)		69,414

DESCRIPTION	PAR	FAIR VALUE Ñ

Collateralized Mortgage Obligation-Private Mortgage-Backed Securities — 3.1%
Adjustable Rate Δ — 0.7%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	824	712
Countrywide Home Loans
Series 2004-2, Class 2A1
5.281%, 02/25/2034	951	942
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.823%, 01/25/2035 ∞	2,004	315
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
2.862%, 03/25/2035	613	429
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.526%, 04/25/2047	2,247	1,248
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.935%, 01/25/2037	1,945	493
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
3.586%, 10/20/2035	888	658

		4,797

Fixed Rate — 2.4%
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.456%, 04/25/2037 ∞	2,165	614
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 11/25/2034	58	56
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	1,049	1,022
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,469	1,176
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.875%, 03/25/2043 ∞	2,671	1,837
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.733%, 05/25/2035 ∞	2,180	1,228
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030 ∞	2,337	2,008
JPMorgan Chase Commercial Mortgage Securities
Series 2007-CB18, Class A4
5.440%, 06/12/2047 ▼	3,215	3,142
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.523%, 07/25/2047	2,818	2,625
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035	1,741	1,452
Washington Mutual Mortgage Pass-Through Certificates
Series 2004-RA3, Class 2A
6.354%, 08/25/2038	1,340	1,348

		16,508

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities (Cost $29,218)		21,305

Preferred Stocks — 0.3% Insurance — 0.3%	SHARES
Aspen Insurance Holdings
Series A *	84,500	1,954

Sovereign — 0.0%
Fannie Mae
Series S	217,000	275

Total Preferred Stocks (Cost $7,250)		2,229

U.S. Government & Agency Securities — 0.3%	PAR
U.S. Treasuries — 0.3%
U.S. Treasury Notes
2.250%, 05/31/2014 ▼	$615	616
3.625%, 08/15/2019 ▼	1,570	1,551

Total U.S. Government & Agency Securities (Cost $2,192)		2,167

	PAR
Municipal Bond — 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950%, 09/01/2016
(Cost $1,530)	1,530	1,482

Convertible Security — 0.2%
Communications — 0.2%
Central European Media Entertainment
3.500%, 03/15/2013 * ■
(Cost $704)	1,100	945

Short-Term Investments — 11.6% Money Market Fund — 11.2%	SHARES
First American Prime Obligations Fund, Class Z
0.035% Å Ω	76,952,670	76,952

U.S. Treasury Obligation — 0.4%	PAR
U.S. Treasury Bill □
0.070%, 05/06/2010	$3,000	3,000

Total Short-Term Investments (Cost $79,952)		79,952

Investment Purchased with Proceeds from Securities Lending — 6.9%	SHARES
Mount Vernon Securities Lending Prime Portfolio
0.242% Ω †
(Cost $47,111)	47,110,871	47,111

Total Investments ▲ — 109.9% (Cost $736,705)		754,712

Other Assets and Liabilities, Net — (9.9)%		(67,760)

Total Net Assets — 100.0%		$686,952

Ñ	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2010, the fund held no internally fair valued securities.

Δ	Variable Rate Security — The rate shown is the rate in effect as of March 31, 2010.

*	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of March 31, 2010, the fair value of foreign securities was $119,346 or 17.4% of total net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of March 31, 2010, the fair value of these investments was $91,131 or 13.3% of total net assets.

▼	This security or a portion of this security is out on loan at March 31, 2010. Total loaned securities had a fair value of $46,050 at March 31, 2010.

∞	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of March 31, 2010, the fair value of these investments was $12,589 or 1.8% of total net assets. Information concerning illiquid securities is as follows:

Security	Par	Dates Acquired	Cost Basis

Bank of America Alternative Loan Trust, Series 2007-1, Class 2A2	$2,165	9/07	$2,118
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	1,780	10/07	1,683
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ	845	4/08	663
Greenwich Capital Commercial Funding, Series 2007-GG11, Class AJ	1,525	10/07	1,532
GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	127	5/01	127
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	2,671	12/06	2,762
GSR Mortgage Loan Trust, Series 2005-4F, Class B1	2,180	5/06	2,070
GSR Mortgage Loan Trust, Series 2005-AR1, Class B1	2,004	5/06	1,943
Impac Secured Assets, Series 2000-3, Class M1	2,337	3/08	2,009
LG Electronics	785	6/05	781
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C	1,730	10/07	1,651
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ	2,905	11/07	2,918

«	Security purchased on a when-issued basis. On March 31, 2010, the total cost of investments purchased on a when-issued basis was $16,288 or 2.4% of total net assets.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2010.

□	Security has been deposited as initial margin on open futures contracts, opptions transactions and/or swap agreements. Yield shown is effective yield as of March 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

▲	On March 31, 2010, the cost of investments for federal income tax purposes was approximately $736,705. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$39,269
Gross unrealized depreciation	(21,262)

Net unrealized appreciation	$18,007

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
		Contracts
		Purchased	Notional Contract	Unrealized
Description	Settlement Month	(Sold)	Value	Appreciation

Australian Dollar Currency Futures	June 2010	138	$12,554	$68
Canadian Dollar Currency Futures	June 2010	62	6,108	66
Euro Fx Currency Futures	June 2010	(40)	(6,755)	42
New Zealand Dollar Currency Futures	June 2010	93	6,570	92
U.S. Treasury 5 Year Note Futures	June 2010	(624)	(71,663)	124
U.S. Treasury 10 Year Note Futures	June 2010	(367)	(42,664)	231
U.S. Treasury Long Bond Futures	June 2010	(209)	(24,270)	163

				$786

Credit Default Swap Agreements
Credit Default Swaps on Credit Indices
Sell Protection1

				Notional	Unrealized
Counterparty	Reference Index	Receive Fixed Rate	Expiration Date	Amount[2]	Appreciation

JPMorgan Chase	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	$9,600	$858
UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	13,200	1,108

					$1,966

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
Interest Rate Swap Agreements

						Unrealized
		Pay/Receive			Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Amount	(Depreciation)

JPMorgan Chase	3-Month LIBOR	Receive	3.858%	01/19/2020	$4,000	$(50)
JPMorgan Chase	3-Month LIBOR	Receive	3.476%	09/15/2019	4,000	82
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	7,000	(185)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	5,000	(233)

						$(386)

Schedule of Open Written Options
Call Options

		Premium		Number of
Option	Exercise Price	Received	Expiration Date	Contracts	Value

U.S. Treasury 10 Year Note Futures — June 2010	$118.50	$159	05/21/2010	348	$87
U.S. Treasury 10 Year Note Futures — June 2010	119.50	27	05/21/2010	70	8

		$186			$95

Put Options

		Premium		Number of
Option	Exercise Price	Received	Expiration Date	Contracts	Value

U.S. Treasury 10 Year Note Futures — June 2010	$113.50	$49	05/21/2010	138	$37
U.S. Treasury 10 Year Note Futures — May 2010	113.00	47	04/23/2010	138	6

		$96			$43

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of March 31, 2010, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Corporate Bonds	$—	$431,487	$3,422	$434,909
Asset-Backed Securities	—	93,964	1,234	95,198
U.S. Government Agency Mortgage-Backed Securities	—	69,414	—	69,414
Collateralized Mortgage Obligation — Private Mortgage-Backed Securities	—	21,305	—	21,305
Preferred Stocks	2,229	—	—	2,229
U.S. Government & Agency Securities	—	2,167	—	2,167
Municipal Bond	—	1,482	—	1,482
Convertible Security	—	945	—	945
Short-Term Investments	124,063	3,000	—	127,063

Total Investments	$126,292	$623,764	$4,656	$754,712

As of March 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

	$930	$1,580	—	$2,510

*	Other financial instruments are derivative instruments such as futures, options and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Fair Value

Balance as of June 30, 2009	$7,668
Accrued discounts/premiums	76
Realized gain (loss)	(761)
Net change in unrealized appreciation or depreciation	2,106
Net purchases (sales)	(4,433)
Transfers in and/or (out) of Level 3	—

Balance as of March 31, 2010	$4,656

Net change in unrealized appreciation or depreciation during the period of Level 3 securities held as of March 31, 2010	$286

As of March 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Foreign Exchange Contracts	$268
Interest Rate Contracts	738
Credit Contracts	1,966

Balance as of March 31, 2010	$2,972

Liability Derivatives
Interest Rate Contracts	$468

Balance as of March 31, 2010	$468

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: May 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: May 28, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: May 28, 2010